PRESIDENT'S
MESSAGE

                                                                         [PHOTO]

DEAR CONTRACTOWNERS:

We are pleased to provide you with an update of Ohio National Fund's performance and investment activity for the semi-annual period ended June 30, 1997. Despite some short-term volatility in the early months of 1997, stocks in general registered strong gains and bond performance overall was solid. Large-cap stocks in particular continued to drive the vigorous bull market to new records, just as they have for the past several years.

At present, corporate earnings, both in terms of their growth and their reliability, continue to be quite good. Inflation remains benign, at its lowest levels in some three decades. Credit growth has been slow and stable. Economic growth appears to be continuing at a moderate, sustainable pace. As we seek to capitalize on this favorable environment we remain mindful that the future course of the markets is, as always, uncertain. Therefore, we shall continue to adhere to our fundamental investment principles of careful selection and constant management in pursuit of long-term objectives.

OUR NEW LOOK

We believe it is important to clearly and efficiently communicate investment information to you. To that end, we are pleased to introduce several enhancements to our Ohio National Fund Semi-Annual Report. Foremost is the addition of a summary page for each portfolio (excepting the Money Market). There you'll find information on the portfolio's allocations and top holdings, data on its total returns, a graph showing the performance of a hypothetical investment in it and comments from the portfolio's manager. You'll notice several other changes throughout, all designed to help you better understand your investments. As always, we welcome your comments.

LOOKING AHEAD

1997 marks the 27th anniversary of Ohio National Fund's first portfolio, the Equity Portfolio. Over the 27 years Ohio National Fund has grown to 16 portfolios and more than $800 million in net assets. We value the confidence you have demonstrated in us as we have attained this milestone. Our highest priority as we go forward remains earning your continued confidence with strong long-term performance.

Information on your investments is contained in the following pages. We are proud that Ohio National Fund is able to provide its investors with the sound results documented herein. Please note in reviewing performance results that rates of return under variable contracts differ depending on the applicable charges for mortality and expenses. Please contact your registered representative for additional information on the tax-favored financial protection and accumulation options afforded by your variable annuity or variable universal life contract. As your needs change over time, he or she stands ready to serve you.

                                                                      Continued

In Closing

Finally, I wish to thank Ohio National Fund's recently retired president, Don Zimmerman, for his leadership in advancing the best interests of our investors. It is now my privilege to serve as your president and my responsibility to continue the Fund's progress. Thank you again for the confidence you have placed in Ohio National Fund as you pursue your wealth-building endeavors.

Best regards,

/s/John J. Palmer
John J. Palmer

--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS OF OHIO NATIONAL FUND, INC.

John J. Palmer, President and Director
Ronald L. Benedict, Secretary and Director
George E. Castrucci, Director
Ross Love, Director
George M. Vredeveld, Director

Joseph P. Brom, Vice President
Michael A. Boedeker, Vice President
Stephen T. Williams, Vice President
Dennis R. Taney, Treasurer
Amy D. Starkey, Assistant Secretary

This report may be used as sales literature only when accompanied or preceded by an effective prospectus of Ohio National Fund, Inc. which contains related sales expense and other pertinent information.

EQUITY PORTFOLIO
OHIO NATIONAL FUND, INC.

OBJECTIVE:
The principal investment objective of the Equity Portfolio is long-term capital growth. Current income is a secondary objective.

PERFORMANCE AS OF JUNE 30, 1997
Average Annual Total Returns:
One-year 21.12%
Three-year 20.49%
Five-year 16.07%
Since inception (1/14/71) 11.18%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

COMMENTS:
The financial markets, primarily the equity markets, have experienced tremendous growth over the past 12 months. This surge is the result of strong corporate profits, low inflation, moderate interest rates and tremendous cash flow into the markets. The leaders in this upward move have been large capitalization stocks. Most funds that invest in the small, medium, or a blend of market capitalization size issues have not kept pace with the Dow or the S&P 500 Index or related funds. They have, for the most part, provided respectable returns.

Going forward, it looks as though the economy could strengthen somewhat into the second half of this year. Interest rates could move up some, but probably not much unless inflation concerns surface. With stock valuations at high levels, continued positive corporate earnings growth will be necessary for the market to maintain its current levels or to move up.

CHANGE IN VALUE OF $10,000 INVESTMENT

          Equity Portfolio
(Commenced operations January 14, 1971)            S&P 500 Index
    Date        ROR          Value          Date        ROR          Value
    ----        ---          -----          ----        ---          -----
06/30/86                  $10,000.00      06/30/86                $10,000.00
12/31/86        -2.99%     $9,701.00      12/31/86      -1.94%     $9,806.00
06/30/87        28.08%    $12,425.04      06/30/87      27.56%    $12,508.53
12/31/87       -13.47%    $10,751.39      12/31/87     -17.51%    $10,318.29
06/30/88        13.81%    $12,236.15      06/30/88      12.86%    $11,645.22
12/31/88         1.07%    $12,367.08      12/31/88       3.50%    $12,052.80
06/30/89        14.21%    $14,124.44      06/30/89      16.44%    $14,034.29
12/31/89         7.88%    $15,237.45      12/31/89      12.92%    $15,847.51
06/30/90         3.68%    $15,798.19      06/30/90       3.08%    $16,335.62
12/31/90        -7.27%    $14,649.66      12/31/90      -6.06%    $15,345.68
06/30/91         7.95%    $15,814.31      06/30/91      14.32%    $17,543.18
12/31/91        11.33%    $17,606.07      12/31/91      14.19%    $20,032.56
06/30/92        -1.34%    $17,370.15      06/30/92      -0.64%    $19,904.35
12/31/92         9.01%    $18,935.20      12/31/92       8.36%    $21,568.35
06/30/93         5.71%    $20,016.40      06/30/93       4.82%    $22,607.95
12/31/93         7.94%    $21,605.70      12/31/93       4.93%    $23,722.52
06/30/94        -3.19%    $20,916.48      06/30/94      -3.42%    $22,911.21
12/31/94         3.55%    $21,659.01      12/31/94       4.90%    $24,033.86
06/30/95        16.57%    $25,247.91      06/30/95      20.15%    $28,876.68
12/31/95         9.12%    $27,550.52      12/31/95      14.38%    $33,029.15
06/30/96         9.66%    $30,211.90      06/30/96      10.20%    $36,398.12
12/31/96         7.93%    $32,607.70      12/31/96      11.69%    $40,653.06
06/30/97        12.22%    $36,592.37      06/30/97      20.50%    $48,986.94

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

TOP 10 STOCKS AS OF JUNE 30, 1997
                                               % of Portfolio
1.  General Electric Co.                             2.0
2.  Hewlett-Packard                                  1.7
3.  Intel                                            1.7
4.  American International GP                        1.6
5.  Cisco Systems, Inc.                              1.5
6.  First Data Corp.                                 1.5
7.  AlliedSignal, Inc.                               1.4
8.  Burlington Northern Santa Fe                     1.4
9.  Monsanto                                         1.4
10. Camco International Inc.                         1.3


TOP 5 INDUSTRIES AS OF JUNE 30, 1997
                                              % of Portfolio
Computer and Related                               14.4
Oil, Energy & Natural Gas                           9.9
Electrical Equipment                                6.5
Insurance Services                                  5.6
Chemicals                                           4.8


    OHIO NATIONAL FUND, INC.
    EQUITY PORTFOLIO

    SCHEDULE OF INVESTMENTS                       JUNE 30, 1997 (UNAUDITED)

                                                                  Market
       Shares                          Common Stock               Value
--------------------------------------------------------------------------
                            AEROSPACE (3.4%)
         44,500             Allied Signal, Inc.                 $3,738,000
          2,632             Boeing Co.                             139,661
         64,000             Raytheon Co.                         3,264,000
         31,350             Rockwell International Corp.         1,849,650
                                                             -------------
                                                                 8,991,311
                                                             -------------
                            AUTOMOTIVE AND RELATED (3.3%)
         22,500             Arvin Industries, Inc.                 613,125
         31,000             Chrysler Corp.                       1,017,188
         35,400             Cooper Tire & Rubber                   778,800
         29,400             Eaton Corp.                          2,566,987
         39,184             Ford Motor Co.                       1,479,196
          8,000           * Lear Corporation                       355,000
         20,000             Magna International, Inc.            1,203,750
         47,000             Walbro Corp.                           951,750
                                                             -------------
                                                                 8,965,796
                                                             -------------
                            BANKING (4.0%)
         25,200             Charter One Financial Inc.           1,357,650
         21,000             First Union Corp.                    1,942,500
         40,000           * Flagstar Bancorp                       650,000
         35,000             Long Island Bancorp, Inc.            1,270,938
         45,000             Mellon Bank Corp.                    2,030,625
         30,000           * National Australia Bank Limited        838,125
         19,574             Nationsbank Corp.                    1,262,523
         11,000             Star Banc Corp.                        464,750
         20,500             Susquehanna Bancshares Inc.            804,625
                                                             -------------
                                                                10,621,736
                                                             -------------
                            BUSINESS SERVICES (3.9%)
         64,000           * Alternative Resources Inc.           1,304,000
         89,000             First Data Corp.                     3,910,438
         50,000           * Globe Business Resources               587,500
         45,000             Manpower Inc.                        2,002,500
         76,000             Reynolds & Reynolds CL A             1,197,000
         35,000             Standard Register Co.                1,071,875
         23,000             Wackenhut Corp. Class B                458,562
                                                             -------------
                                                                10,531,875
                                                             -------------
                            CHEMICALS (4.8%)
         35,000             E I DuPont De Nemours & Co.          2,200,625
         96,000             Engelhard Corp.                      2,010,000
          8,750             Hanson Trust PLC                       218,750
         28,000             Lubrizol Corp.                       1,174,250
         35,300             Mineral Technologies Inc.            1,323,750
         85,000             Monsanto Co.                         3,660,313
         66,000             OM Group, Inc.                       2,186,250
                                                             -------------
                                                                12,773,938
                                                             -------------
                            COMMUNICATIONS (2.8%)
        123,750           * Andrew Corp.                         3,480,469
         20,625           * Mastec Inc.                            975,820
         40,000             Motorola Inc.                        3,040,000
                                                             -------------
                                                                 7,496,289
                                                             -------------
                            CONSUMER PRODUCTS (0.9%)
         40,000           * Acorn Products                         560,000
         36,000           * Sola Industries                      1,206,000
         23,000             Stanhome Inc.                          756,125
                                                             -------------
                                                                 2,522,125
                                                             -------------
                            COMPUTER AND RELATED (14.2%)
         39,375           * 3Comm Corp.                         $1,771,875
         34,500           * Banctec Inc.                           894,844
         60,000           * Cisco Systems, Inc.                  4,027,500
         42,000             Computer Associates                  2,338,875
         30,000           * Computer Sciences Corp.              2,163,750
         65,000           * Continental Circuits Corp.             901,875
         83,000             Hewlett-Packard Co.                  4,648,000
         32,000             Intel Corp.                          4,538,000
         90,000             MacNeal-Schwendler Corp.               978,750
         20,000           * Microsoft Corp.                      2,527,500
         47,058           * Seagate Technology                   1,655,853
         22,871           * Solectron Corp.                      1,602,399
         80,000           * Sun Microsystems, Inc.               2,977,504
         45,000             Symbol Technologies                  1,513,125
         40,000             Texas Instruments, Inc.              3,362,500
         73,000           * Zebra Tech Corp., Cl. A              2,034,875
                                                             -------------
                                                                37,937,225
                                                             -------------
                            CONTAINERS (1.0%)
         90,000           * Owens-Illinois, Inc.                 2,790,000
                                                             -------------

                            DRUGS (0.8%)
         32,000             Abbott Laboratories                  2,136,000
                                                             -------------

                            DURABLE GOODS (0.2%)
         12,500             Fisher Scientific Int'l.               593,750
                                                             -------------

                            ELECTRICAL EQUIPMENT (6.2%)
         60,000           * Analog Devices, Inc.                 1,593,750
         60,000           * Anixter Intl. Inc.                   1,031,250
         73,500             BMC Industries, Inc.                 2,517,375
         31,500             Federal Signal Corp.                   791,438
         80,000             General Electric Co.                 5,230,000
         40,000             Varian Associates, Inc.              2,170,000
         55,000             Westinghouse Electric                1,271,875
         25,000             Xerox Corp.                          1,971,875
                                                             -------------
                                                                16,577,563
                                                             -------------
                            ENTERTAINMENT AND LEISURE (0.6%)
         37,500             Cedar Fair                           1,640,625
                                                             -------------

                            FINANCIAL SERVICES (0.4%)
         40,000             SEI Corp.                              965,000
                                                             -------------

                            FOOD AND RELATED (1.5%)
         80,000             Food Lion Inc.                         572,504
         25,500             H.J. Heinz Co.                       1,176,188
         45,000             Panamerican Beverages, Inc.          1,479,375
         33,000             Smart & Final, Inc.                    808,500
                                                             -------------
                                                                 4,036,567
                                                             -------------
                            FORESTRY AND PAPER PRODUCTS (0.8%)
         68,000             Sonoco Products                      2,069,750
                                                             -------------


    OHIO NATIONAL FUND, INC.
    EQUITY PORTFOLIO

    SCHEDULE OF INVESTMENTS                            JUNE 30, 1997 (UNAUDITED)

                                                                          Market
       Shares                     Common Stock                            Value
       -------------------------------------------------------------------------
                            HOTEL/LODGING (1.5%)
         50,000           * Guest Supply Inc.                           $475,000
         33,000           * ITT Corp.                                  2,015,063
         60,000           * Mirage Resorts Inc.                        1,515,000
                                                                   -------------
                                                                       4,005,063
                                                                   -------------
                            HOUSING, FURNITURE & RELATED (2.3%)
        150,000             Clayton Homes, Inc.                        2,137,500
         64,000             Newell Co.                                 2,536,000
        100,000             Shelby Williams                            1,362,500
                                                                   -------------
                                                                       6,036,000
                                                                   -------------
                            INDUSTRIAL SERVICES (2.0%)
         35,300           * Canisco Resources Inc.                        61,775
         22,500             Fluor Corp.                                1,241,719
         20,500           * Medar Inc.                                   105,062
         50,000             Regal Beloit                               1,309,375
         50,000             Waste Management Inc.                      1,606,250
         20,000             York International, Corp.                    920,000
                                                                   -------------
                                                                       5,244,181
                                                                   -------------
                            INSURANCE SERVICES (5.6%)
         14,987             Aegon NV                                   1,050,027
         28,125             American International Group               4,201,172
         36,000             Chubb Corp.                                2,407,500
         35,831             Cincinnati Financial Corp.                 2,830,649
         40,000             Equitable Cos., Inc.                       1,330,000
         34,500           * Providian Corp.                            1,108,312
         26,500             St. Paul Cos.                              2,020,625
                                                                   -------------
                                                                      14,948,285
                                                                   -------------
                            MACHINERY (2.9%)
         24,000             Caterpillar, Inc.                          2,577,000
         30,000             Deere & Company                            1,646,250
         53,500             Hardinge Inc.                              1,564,875
         43,000             Modine Manufacturing Inc.                  1,279,250
         32,000             Stewart & Stevenson                          832,000
                                                                   -------------
                                                                       7,899,375
                                                                   -------------
                            MEDIA AND PUBLISHING (0.0%)
         12,500           * Granite Broadcasting Corp.                   128,125
                                                                   -------------

                            MEDICAL AND RELATED (4.4%)
         35,000             Allegiance Corp.                             953,750
         37,500             Baxter International                       1,959,375
         41,500           * Cephalon Inc.                                477,250
         66,000             Columbia HCA Healthcare Corp.              2,594,625
         50,700           * Foundation Health Corp.                    1,536,844
         30,000           * Humana Inc.                                  693,750
         15,200             National Healthcare-LP                       678,300
         40,875           * Quorum Health Group Inc.                   1,461,280
         28,000             United Healthcare Corp.                    1,456,000
                                                                   -------------
                                                                      11,811,174
                                                                   -------------
                            METALS AND MINING (1.0%)
          7,000             Amcast Industrial Corp.                      175,000
         16,000             Phelps Dodge Corp.                         1,363,000
         43,800           * Wolverine Tube, Inc.                       1,220,925
                                                                   -------------
                                                                       2,758,925
                                                                   -------------



                            OIL, ENERGY AND NATURAL GAS (9.3%)
         65,000           * Belco Oil & Gas                           $1,393,438
         65,500             Camco International, Inc.                  3,586,125
         27,000             Chevron Corp.                              1,996,312
         13,000             Coastal Corp.                                691,438
         89,000           * Louis Dreyfus Natural Gas                  1,446,250
         38,000             National Propane Partners                    774,250
         38,000           * Offshore Logistics Inc.                      717,250
         85,000           * Santa Fe Energy Resources                  1,248,437
         20,000             Schlumberger, Ltd.                         2,500,000
         42,750             The Energy Group                           1,811,531
        110,000           * Tesoro Petroleum                           1,629,375
         47,850             Ultramar Diamond Shamrock                  1,561,106
         90,000             Westcoast Energy, Inc.                     1,636,875
         51,000             Williams Cos. Inc.                         2,231,250
         92,500             Wiser Oil                                  1,705,469
                                                                   -------------
                                                                      24,929,106
                                                                   -------------
                            RETAIL (0.1%)
         35,000           * Ridgeview Inc.                               266,875
                                                                   -------------

                            RESTAURANTS (0.3%)
         84,000           * Buffets, Inc.                                708,750
                                                                   -------------

                            REAL ESTATE AND LEASING (2.8%)
         76,000             Commercial Net Lease Realty                1,163,750
         37,500             First Industrial Realty Trust              1,096,875
         16,400             Great Lakes REIT                             269,575
         55,000             Healthcare Realty Trust                    1,533,125
         56,250             Liberty Property Trust                     1,399,219
         29,500             National Health Investors, Inc.            1,157,875
         35,000             Pacific Gulf Properties                      770,000
                                                                   -------------
                                                                       7,390,419
                                                                   -------------
                            TEXTILES AND RELATED (0.5%)
         25,000             Oxford Industries, Inc.                      709,375
         25,000             Warnaco Group, Cl. A                         796,875
                                                                   -------------
                                                                       1,506,250
                                                                   -------------
                            TRANSPORTATION AND EQUIPMENT (4.2%)
         41,382             Burlington Northern, Inc.                  3,719,207
         15,000           * Consolidated Freightways Corp                245,625
         30,000             CNF Transportation Inc.                      967,500
         40,000             Greenbrier Companies, Inc.                   452,500
         19,766           * Halter Marine Group Inc.                     474,384
         33,750             Illinois Central Corp.                     1,179,141
         25,000             Norfolk Southern Corp.                     2,518,750
         56,800             Trinity Industries                         1,803,400
                                                                   -------------
                                                                      11,360,507
                                                                   -------------
                            UTILITIES (0.8%)
         21,500             Entergy Corp.                                588,562
         27,500             FPL Group, Inc.                            1,266,719
         20,500             Montana Power Co.                            475,343
                                                                   -------------
                                                                       2,330,624
                                                                   -------------
                            TOTAL COMMON STOCKS
                               (86.5%) (COST  $127,523,868)         $231,973,209
                                                                   -------------



    OHIO NATIONAL FUND, INC.
    EQUITY PORTFOLIO

      SCHEDULE OF INVESTMENTS                       JUNE 30, 1997 (UNAUDITED)

                                                                    Market
       Shares                         Preferred Stock               Value
-----------------------------------------------------------------------------
                            BANKING (0.1%)
         11,000             Money Store 6.5%                      $    299,750
                                                                  ------------
                            COMPUTER & RELATED (0.2%)
         24,000             General Datacommunications                 495,000
                                                                  ------------
                            METALS AND MINING (0.6%)
         50,000             Freeport McMoRan Copper & Gold,
                               Series B                              1,543,750
                                                                  ------------
                            OIL AND GAS (0.3%)
         15,000             Howell Corp., $3.50 Series A               900,000
                                                                  ------------
                            REAL ESTATE (0.2%)
         20,000             Oasis Residential Inc. Series A
                               cum., conv.                             517,500
                                                                  ------------
                            TOTAL PREFERRED STOCK
                               (1.4%) (COST  $3,925,738)          $  3,756,000
                                                                  ------------
        Face                                                        Market
       Amount                     Convertible Debentures            Value
-----------------------------------------------------------------------------
                            BANKING (0.2%)
       $400,000             First State Bancorp, 7.500%
                               conv. debentures, due 04-30-17     $    433,500
                                                                  ------------
                            ELECTRICAL EQUIPMENT (0.3%)
        850,000             Richey Electric, 7.000%
                               conv. debentures, due 03-01-06          761,813
                                                                  ------------
                            METAL FABRICATING (0.3%)
        900,000             INCO, Ltd., 7.750% conv.
                               subordinated debentures,
                               due 03-15-16                            919,125
                                                                  ------------
                            OIL, ENERGY AND NATURAL GAS (0.3%)
        800,000             Offshore Log, 6.000%
                               debentures due 12-15-06                 860,000
                                                                  ------------
                            TOTAL CONVERTIBLE                     $  2,974,438
                               (1.1%) (COST $2,955,000)           ------------

     Face                                                           Market
    Amount                       Short-Term Notes                   Value
-----------------------------------------------------------------------------
                         AUTOMOTIVE AND RELATED (1.2%)
  $3,135,000             General Motors
                            5.580%  07-08-97                      $  3,131,599
                                                                  ------------
                         ELECTRICAL EQUIPMENT (1.1%)
   2,874,000             G.E. Capital
                            5.560%  07-11-97                         2,869,561

                         FINANCIAL SERVICES (4.7%)
   3,815,000             American Express
                            5.540%  07-09-97                         3,810,303
   3,325,000             Associates Corp.
                            5.380%  07-03-97                         3,324,006
     200,000             Heller Financial
                            5.670%  07-14-97                           199,591
   5,400,000             Household Finance
                            5.470%  07-02-97                         5,399,180
                                                                  ------------
                                                                    12,733,080
                                                                  ------------
                         INSURANCE SERVICES (3.3%)
   4,000,000             American General
                            5.450%  07-01-97                         4,000,000
   4,825,000             Prudential Funding
                            5.530%  07-07-97                         4,820,553
                                                                  ------------
                                                                     8,820,553
                                                                  ------------
                         RETAIL (0.9%)
   2,460,000             Sears Roebuck
                            5.570%  07-10-97                         2,456,573
                                                                  ------------
                         TOTAL SHORT-TERM NOTES
                            (11.2%)  (COST $30,011,367)           $ 30,011,366
                                                                  ------------
                         TOTAL HOLDINGS
                            (COST  $164,415,973)(A)               $268,715,013
                                                                  ============

    *Non-income producing securities.
    (a) Also represents cost for Federal income tax purposes.

    The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
                                          June 30, 1997 (Unaudited)

Assets:
 Investments in securities at market
  value (note 1) (cost $164,415,973) ..................$268,715,013
 Cash in bank .........................................       1,489
 Receivable for fund shares sold.......................   1,323,916
 Dividends and accrued interest receivable ............     362,962
 Other ................................................      18,112
                                                       ------------
  Total assets ........................................ 270,421,492
                                                       ------------

Liabilities:
 Payable for investment management
  services (note 3) ...................................     116,697
 Other accrued expenses ...............................       4,349
 Dividends payable ....................................     913,527
                                                       ------------
  Total liabilities ...................................   1,034,573
                                                       ------------
Net assets at market value                             $269,386,919
                                                       ============

Net assets consist of:
 Par value, $1 per share ..............................  $7,587,100
 Paid-in capital in excess of par value ............... 155,146,501
 Accumulated undistributed net realized
  gain  on investments ................................   2,350,003
 Net unrealized appreciation on investments (note 1)... 104,299,040
 Undistributed net
  investment income ...................................       4,275
                                                       ------------
Net assets at market value                             $269,386,919
                                                       ============

Shares outstanding (note 4)............................   7,587,100

Net asset value per share..............................      $35.51
                                                       ============

STATEMENT OF OPERATIONS
            For the six months ended June 30, 1997 (Unaudited)

    Investment income:
     Interest.....................................    $886,249
     Dividends....................................   1,708,744
                                                    ----------
      Total investment income.....................   2,594,993
                                                    ----------

    Expenses:
     Management fees (note 3).....................     660,878
     Custodian fees (note 3)......................      23,293
     Directors' fees (note 3) ....................       5,555
     Professional fees............................      18,173
     Fund accounting fees ........................      75,994
     Other........................................      28,063
                                                    ----------
      Total expenses..............................     811,956
                                                    ----------
      Net investment income.......................  $1,783,037
                                                    ==========

    Realized and unrealized gain on investments:
     Net realized gain from investments ..........  $2,350,003
     Net increase in unrealized
      appreciation on investments ................  24,805,183
                                                    ----------
       Net gain on investments....................  27,155,186
                                                    ----------
       Net increase in net
       assets from operations..................... $28,938,223
                                                    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
                                                                   6 Months Ended  Year Ended
                                                                      6-30-97       12-31-96
                                                                   ------------    ------------
From operations:
 Net investment income ............................................  $1,783,037      $3,269,213
 Realized gain on investments .....................................   2,350,003       2,116,393
 Unrealized gain on investments ...................................  24,805,183      29,110,600
                                                                   ------------    ------------
   Net increase in assets from operations..........................  28,938,223      34,496,206
                                                                   ------------    ------------

Dividends and distributions to shareholders:
 Dividends declared ...............................................  (2,770,012)     (3,065,136)
 Capital gains distributions ......................................  (2,116,393)     (5,341,756)
                                                                   ------------    ------------
   Total dividends and distributions ..............................  (4,886,405)     (8,406,892)
                                                                   ------------    ------------

From capital share transactions (note 4):
 Received from shares sold ........................................  23,203,438      37,139,279
 Received from dividends reinvested ...............................   4,886,405       8,406,892
 Paid for shares redeemed ......................................... (15,531,096)    (14,554,329)
                                                                   ------------    ------------
  Increase in net assets derived from capital share transactions...  12,558,747      30,991,842

    Increase in net assets ........................................  36,610,565      57,081,156
Net Assets:
 Beginning of period .............................................. 232,776,354     175,695,198
                                                                   ------------    ------------

 End of period (a) ................................................$269,386,919    $232,776,354
                                                                   ============    ============

(a) Includes undistributed net investment income of................      $4,275        $991,250
                                                                   ============    ============

FINANCIAL HIGHLIGHTS (UNAUDITED)
                                                           Six Months
                                                             Ended            Years Ended December 31,
                                                         June 30, 1997    1996     1995     1994     1993
                                                         -------------   ------  -------  -------  -------
Per share data:
Net asset value, beginning of period......................... $32.30     $28.58   $23.20   $23.90   $21.63
Income from investment operations:
  Net investment income......................................   0.24       0.47     0.50     0.45     0.41
  Net realized and unrealized gain (loss) on investments ....   3.64       4.58     5.65    (0.39)    2.57
                                                              ------     ------   ------   ------   ------
    Total income from investment operations..................   3.88       5.05     6.15     0.06     2.98
                                                              ------     ------   ------   ------   ------
Less distributions:
  Dividends declared ........................................  (0.38)     (0.46)   (0.39)   (0.44)   (0.42)
  Distributions from net realized capital gains..............  (0.29)     (0.87)   (0.38)   (0.32)   (0.29)
                                                              ------     ------   ------   ------   ------
    Total distributions......................................  (0.67)     (1.33)   (0.77)   (0.76)   (0.71)
                                                              ------     ------   ------   ------   ------
Net asset value, end of period............................... $35.51     $32.30   $28.58   $23.20   $23.90
                                                              ======     ======   ======   ======   ======

Total return.................................................  12.22%(b)  18.35%   27.20%    0.25%   14.09%

Ratios and supplemental data:
  Ratio of expenses to average net assets ...................   0.66%(a)   0.73%    0.73%    0.62%    0.63%
  Ratio of net investment income to average net assets ......   1.45%(a)   1.60%    1.90%    1.90%    1.91%
Portfolio turnover rate......................................      7%(b)     11%      14%       8%      18%
Average commission rate (c) .................................  $0.07      $0.07      N/A      N/A      N/A

Net assets at end of period (millions)....................... $269.4     $232.8   $175.7   $123.3   $109.9

(a)  Annualized
(b)  Calculated on an aggregate basis (not annualized)
(c)  Represents the total dollar amount of commission paid on equity security transactions divided by the total number of shares purchased and sold for which commissions were charged.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS                   JUNE 30, 1997 (UNAUDITED)

     Face                                                    Market
    Amount                Short-Term Notes                   Value
----------------------------------------------------------------------
                AUTOMOTIVE AND RELATED (15.8%)
    $1,100,000  Ford Motor Acceptance Corp.
                   5.620%  09-11-97                        $1,087,636
     1,235,000  General Motors Acceptance Corp.
                   5.400%  07-30-97                         1,229,628
     1,206,000  Hertz Corporation
                   5.570%  08-28-97                         1,195,177
                                                           ----------
                                                            3,512,441
                                                           ----------
                COMMUNICATIONS (4.9%)
     1,100,000  AT&T Corp.
                   5.500%  07-16-97                         1,097,479
                                                           ----------
                COMPUTER AND RELATED (2.8%)
       633,000  International Business Machines
                   5.540%  07-08-97                           632,318
                                                           ----------
                CONSUMER PRODUCTS (3.5%)
       126,000  BAT Capital Corp.
                   5.600%  07-23-97                           125,569
       368,000  BAT Capital Corp.
                   5.580%  08-01-97                           366,232
       283,000  BAT Capital Corp.
                   5.570%  08-01-97                           281,643
                                                           ----------
                                                              773,444
                                                           ----------
                ELECTRICAL EQUIPMENT (15.3%)
     1,000,000  Avnet, Inc.
                   5.640%  07-11-97                           998,433
       100,000  Avnet Inc.
                   5.640%  07-11-97                            99,843
       747,000  GE Capital
                   5.670%  07-08-97                           746,176
       300,000  Hughes Electric
                   5.820%  07-25-97                           298,836
     1,250,000  Sharp Electronics
                   5.550%  07-03-97                         1,249,615
                                                           ----------
                                                            3,392,903
                                                           ----------
                FINANCIAL SERVICES (20.1%)
       423,000  American Express Credit
                   5.540%  08-18-97                           419,875
       625,000  American Express Credit
                   5.550%  08-15-97                           620,664
     1,100,000  Associates Corp.
                   5.620%  08-26-97                         1,090,383
     1,240,000  Beneficial Corp.
                   5.390%  07-18-97                         1,236,844
     1,100,000  Heller Financial Services
                   5.650%  07-14-97                         1,097,756
                                                           ----------
                                                            4,465,522
                                                           ----------
                HOTEL/LODGING (4.5%)
     1,000,000  Hilton Hotels
                   5.820%  08-20-97                           991,917
                                                           ----------
     Face                                                   Market
    Amount                 Short-Term Notes                  Value
----------------------------------------------------------------------
                 INDUSTRIAL SERVICES (4.9%)
     $1,100,000  WMX Technologies
                    5.640%  07-22-97                      $ 1,096,381
                                                          -----------
                 INSURANCE SERVICES (14.3%)
        262,000  American General Finance
                    5.530%  07-28-97                          260,913
        368,000  American General Finance
                    5.530%  07-29-97                          366,417
        356,000  Commoloco Inc.
                    5.610%  10-27-97                          349,454
        658,000  MetLife Funding
                    5.550%  07-07-97                          657,391
        454,000  MetLife Funding
                    5.570%  07-10-97                          453,368
      1,100,000  Reliastar Mortgage Corp.
                    5.570%  08-05-97                        1,094,043
                                                          -----------
                                                            3,181,586
                                                          -----------
                 RETAIL (9.4%)
      1,111,000  Sears Roebuck Acceptance Corp.
                    5.640%  09-02-97                        1,100,035
        987,000  Southland
                    5.560%  07-09-97                          985,781
                                                          -----------
                                                            2,085,816
                                                          -----------
                 UTILITIES (4.4%)
        981,000  PG&E Corp.
                    5.550%  07-21-97                          977,976
                                                          -----------
                 TOTAL HOLDINGS                           $22,207,783
                    (COST $22,207,783) (a)                ===========

(a) Also represents cost for Federal income tax purposes.

  The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
MONEY MARKET PORTFOLIO


Statement of Assets and Liabilities
                               June 30, 1997 (Unaudited)
Assets:
 Investments in securities at market
  value (note 1) (cost $22,207,783).........$22,207,783
 Cash in bank ..............................        923
 Receivable for fund shares sold............    267,369
 Other .....................................      1,867
                                            -----------
  Total assets ............................. 22,477,942
                                            -----------

Liabilities:
 Payable for investment management
  services (note 3) ........................      9,863
 Dividends payable .........................      9,135
 Payable for shares redeemed ...............     36,191
 Other accrued expenses ....................      1,312
                                            -----------

  Total liabilities ........................     56,501
                                            -----------

Net assets at market value                  $22,421,441
                                            ===========

Net assets consist of:
 Par value, $1 per share ................... $2,242,144
 Paid-in capital in excess of par value .... 20,179,297
                                            -----------

Net assets at market value .................$22,421,441
                                            ===========

Shares outstanding (note 4).................  2,242,144

Net asset value per share...................     $10.00
                                            ===========


Statement of Operations
   For the six months ended June 30, 1997 (Unaudited)

Investment income:
 Interest................................ $655,604
                                          --------
Expenses:
 Management fees (note 3)................   35,520
 Custodian fees (note 3).................    2,409
 Directors' fees (note 3)................      615
 Professional fees.......................    2,021
 Fund accounting fees ...................    7,671
 Other...................................    2,990
                                          --------

  Total expenses.........................   51,226
  Less fees waived ......................   (5,924)
                                          --------

   Net expenses .........................   45,302
                                          --------

  Net investment income ................. $610,302
                                          ========

   Net increase in net
   assets from operations................ $610,302
                                          ========



The accompanying notes are an integral part of these financial statements.


    OHIO NATIONAL FUND, INC.
    MONEY MARKET PORTFOLIO

    STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
                                                                                   6 Months Ended  Year Ended
                                                                                      6-30-97       12-31-96
                                                                                   --------------  -----------
    From operations:
     Net investment income ........................................................    $610,302       $979,842
                                                                                   --------------  -----------

    Dividends and distributions to shareholders:
     Dividends declared ...........................................................    (610,302)      (979,842)
                                                                                   --------------  -----------

    From capital share transactions (note 4):
     Received from shares sold ....................................................  17,754,512     28,544,523
     Received from dividends reinvested ...........................................     610,302        979,842
     Paid for shares redeemed ..................................................... (21,454,703)   (19,728,821)
                                                                                   --------------  -----------
      Increase (decrease) in net assets derived from capital share transactions....  (3,089,889)     9,795,544

        Increase (decrease) in net assets .........................................  (3,089,889)     9,795,544
    Net Assets:
     Beginning of period ..........................................................  25,511,330     15,715,786
                                                                                   --------------  -----------

     End of period................................................................. $22,421,441    $25,511,330
                                                                                   ==============  ===========





    FINANCIAL HIGHLIGHTS (UNAUDITED)
                                                               Six Months
                                                                  Ended            Years Ended December 31,
                                                              June 30, 1997      1996     1995    1994    1993
                                                              -------------     ------  -------  ------  -------
    Per share data:
    Net asset value, beginning of period.......................   $10.00       $10.00   $10.00   $10.00   $10.00
    Income from investment operations:
      Net investment income....................................     0.25         0.50     0.54     0.39     0.27
                                                                  ------       ------   ------   ------   ------
    Less distributions:
      Dividends declared ......................................    (0.25)       (0.50)   (0.54)   (0.39)   (0.27)
                                                                  ------       ------   ------   ------   ------
    Net asset value, end of period.............................   $10.00       $10.00   $10.00   $10.00   $10.00
                                                                  ======       ======   ======   ======   ======

    Total return...............................................     2.59%(b)     5.17%    5.62%    4.00%    2.71%

    Ratios net of fees waived by advisor (c):
      Ratio of expenses to average net assets .................     0.37%(a)     0.44%    0.44%    0.39%    0.53%
      Ratio of net investment income to average net assets ....     5.03%(a)     4.98%    5.39%    3.69%    2.71%
    Ratios assuming no fees waived by advisor:
      Ratio of expenses to average net assets .................     0.42%(a)     0.49%    0.55%    0.59%    0.63%
      Ratio of net investment income to average net assets ....     4.98%(a)     4.93%    5.27%    3.51%    2.60%

    Net assets at end of period (millions).....................    $22.4        $25.5    $15.7    $13.1    $19.1

    (a) Annualized
    (b) Calculated on an aggregate basis (not annualized)
    (c) On and after June 17, 1993, the advisor has waived part of the management fee to the extent such fee exceeds an annual rate of 0.25% of the Money Market Portfolio's daily net asset value.

    The accompanying notes are an integral part of these financial statements.

BOND PORTFOLIO
OHIO NATIONAL FUND,INC.

OBJECTIVE:

The Bond Portfolio seeks to obtain a high level of income and opportunity for capital appreciation consistent with preservation of capital.

PERFORMANCE AS OF JUNE 30, 1997

Average Annual Total Returns:
One-year                       8.81%
Three-year                     8.68%
Five-year                      7.13%
Since inception (11/2/82)      8.60%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

COMMENTS:

This portfolio competes in Lipper's Variable Insurance Products BBB-rated bond category and is running in the top third for the first half of the year. We have not made any significant adjustments to the portfolio even though the bond market has had a strong rally since April. We are concerned that present momentum in the economy may begin to push interest rates higher and are therefore keeping our portfolio mix the same -- presently concentrating on corporate bonds with 5-10 year maturities.

CHANGE IN VALUE OF $10,000 INVESTMENT

          Bond Portfolio                       Lehman Bros. Government/
(Commenced operations November 2, 1982)        Corp. Index-Intermediate
    Date        ROR          Value          Date        ROR          Value
    ----        ---          -----          ----        ---          -----
06/30/86                  $10,000.00      06/30/86                $10,000.00
12/31/86         5.14%    $10,514.00      12/31/86       5.11%    $10,511.00
06/30/87        -0.15%    $10,498.23      06/30/87       0.44%    $10,557.25
12/31/87         0.96%    $10,599.01      12/31/87       3.21%    $10,896.14
06/30/88         3.35%    $10,954.08      06/30/88       4.41%    $11,376.66
12/31/88         3.28%    $11,313.37      12/31/88       2.27%    $11,634.91
06/30/89         5.74%    $11,962.76      06/30/89       7.78%    $12,540.10
12/31/89         4.70%    $12,525.01      12/31/89       4.62%    $13,199.45
06/30/90         3.11%    $12,914.54      06/30/90       3.06%    $13,520.91
12/31/90         4.56%    $13,503.44      12/31/90       5.93%    $14,322.70
06/30/91         4.45%    $14,104.34      06/30/91       4.34%    $14,944.30
12/31/91         8.15%    $15,253.85      12/31/91       9.85%    $16,416.32
06/30/92         3.43%    $15,777.05      06/30/92       3.01%    $16,910.45
12/31/92         3.97%    $16,403.40      12/31/92       4.04%    $17,593.63
06/30/93         7.74%    $17,673.03      06/30/93       6.15%    $18,675.64
12/31/93         2.74%    $18,157.27      12/31/93       2.42%    $19,127.59
06/30/94        -4.48%    $17,343.82      06/30/94      -2.64%    $18,622.62
12/31/94         0.67%    $17,460.03      12/31/94       0.71%    $18,754.84
06/30/95        11.92%    $19,541.26      06/30/95       9.59%    $20,553.43
12/31/95         6.24%    $20,760.64      12/31/95       5.21%    $21,624.27
06/30/96        -1.43%    $20,463.76      06/30/96      -0.21%    $21,578.86
12/31/96         5.21%    $21,529.92      12/31/96       4.27%    $22,500.27
06/30/97         3.42%    $22,266.24      06/30/97       2.83%    $23,137.03

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

TOP 10 STOCKS AS OF JUNE 30, 1997

                                               % of Portfolio
1.  Anixter                    8.00%  9/15/03        5.1
2.  Colonial                   8.05%  7/15/06        4.8
3.  Texas Utilities            7.48%   1/1/17        3.4
4.  ITT Destinations           6.75% 11/15/05        3.4
5.  Miss. Power & Light        8.80%   4/1/05        2.8
6.  Great Lakes                8.90%  12/1/99        2.7
7.  Pioneer                    8.50%   8/1/06        2.7
8.  GMAC                       8.40% 10/15/99        2.6
9.  U.S. Treasury Note         7.88% 11/15/99        2.6
10. Northwest Air              8.07%   1/2/15        2.6

TOP 5 INDUSTRIES AS OF JUNE 30, 1997
                                               % of Portfolio
Utilities                                          18.8
Oil, Energy & Natural Gas                          12.2
Electrical Equipment                                9.9
Real Estate                                         7.5
Transportation                                      5.5



OHIO NATIONAL FUND, INC.
BOND PORTFOLIO

SCHEDULE OF INVESTMENTS                         JUNE 30, 1997 (UNAUDITED)

      Face                                             Market
     Amount            Long-Term Bonds & Notes          Value
----------------------------------------------------------------
                 GOVERNMENT (5.2%)
       $500,000  U.S. Treasury Note
                    7.375%  11-15-97                    $503,282
        500,000  U.S. Treasury Note
                    7.875%  11-15-99                     518,594
                                                       ---------
                                                       1,021,876
                                                       ---------
                 AUTOMOTIVE AND RELATED (3.2%)
        100,000  Arvin Industries
                    10.000% 08-01-00                     107,491
        500,000  GMAC
                    8.400%  10-15-99                     520,376
                                                       ---------
                                                         627,867
                                                       ---------
                 COMMUNICATIONS (2.4%)
        200,000  Comcast Cable Communications
                   8.750%  05-01-07                      213,104
        250,000  Tele-Communications, Inc.
                    8.250% 01-15-03                      257,473
                                                       ---------
                                                         470,577
                                                       ---------
                 COMPUTER AND RELATED (2.3%)
        300,000  Apple Computer Inc.
                    6.500%  02-15-04                     253,500
        200,000  Comdisco, Inc.
                    7.750%  09-01-99                     205,193
                                                       ---------
                                                         458,693
                                                       ---------
                 CONSUMER GOODS (2.6%)
        200,000  RJR Nabisco Inc.
                    8.750%  04-15-04                     203,890
        300,000  RJR Nabisco Inc.
                    8.625%  12-01-02                     307,336
                                                       ---------
                                                         511,226
                                                       ---------
                 ELECTRICAL EQUIPMENT (9.9%)
      1,000,000  Anixter Intl
                    8.000%  09-15-03                   1,017,331
        500,000  Pioneer
                    8.500%  08-01-06                     531,373
        400,000  Tektronix Inc.
                    7.500%  08-01-03                     406,213
                                                       ---------
                                                       1,954,917
                                                       ---------
                 FINANCIAL SERVICES (3.8%)
        250,000  Aristar Inc.
                    5.750%  07-15-98                     249,147
        500,000  St. Paul Bancorp Inc.
                    7.125%  02-15-04                     493,545
                                                       ---------
                                                         742,692
                                                       ---------
                 FORESTRY AND PAPER PRODUCTS (4.3%)
        300,000  Boise Cascade Co.
                    9.850%  06-15-02                     336,659
        250,000  Champion International
                    7.700%  12-15-99                     256,420
        250,000  ITT Rayonier Inc.
                    7.500%  10-15-02                     256,048
                                                       ---------
                                                         849,127
                                                       ---------
                 HOTEL/LODGING (4.9%)
       $700,000  ITT Destinations
                    6.750%  11-15-05                    $666,075
        300,000  Marriott International
                    7.875%  04-15-05                     311,429
                                                        --------
                                                         977,504
                                                        --------
                 GOVERNMENT (FOREIGN) (2.4%)
        200,000  British Columbia
                    7.000%  01-15-03                     203,320
        250,000  Province of Quebec
                    8.625%  01-19-05                     273,158
                                                        --------
                                                         476,478
                                                        --------
                 HOUSING, FURNITURE AND RELATED (0.9%)
        140,000  Armstrong World
                    9.750%  04-15-08                     168,118
                                                        --------

                 INSURANCE (3.3%)
        250,000  Continental Corp.
                    7.250%  03-01-03                     251,419
        400,000  Transamerica Finance Corp.
                    7.500%  03-15-04                     410,109
                                                       ---------
                                                         661,528
                                                       ---------
                 MEDICAL AND RELATED (2.8%)
        250,000  Bergen Brunswig
                    7.375%  01-15-03                     254,847
        300,000  Cardinal Health Inc.
                    6.500%  02-15-04                     293,083
                                                       ---------
                                                         547,930
                                                       ---------
                 METALS AND MINING (2.4%)
        500,000  Cyprus Minerals
                    6.625%  10-15-05                     479,438
                                                       ---------

                 OIL, ENERGY AND NATURAL GAS (12.2%)
        200,000  Atlantic Richfield
                    8.550%  03-01-12                     224,808
        100,000  DeKalb Energy
                    9.875%  07-15-00                     107,056
        400,000  Dresser Industries, Inc.
                    6.250%  06-01-00                     397,914
        125,000  Marathon Oil
                    7.000%  06-01-02                     124,730
        488,451  Mobile Energy Services Co.
                    8.665%  01-01-17                     503,210
        400,000  PDV America, Inc.
                    7.875%  08-01-03                     406,400
        140,000  Shell Oil Co.
                    6.950%  12-15-98                     141,703
        500,000  System Energy
                    7.800%  08-01-00                     501,762
                                                       ---------
                                                       2,407,583
                                                       ---------
                 REAL ESTATE (7.5%)
        300,000  Avalon Properties Inc.
                    7.375%  09-15-02                     300,393
        900,000  Colonial Realty
                    8.050%  07-15-06                     939,047
        250,000  Sun Communities
                    7.625%  05-01-03                     249,463
                                                       ---------
                                                       1,488,903
                                                       ---------


OHIO NATIONAL FUND, INC.
BOND PORTFOLIO

SCHEDULE OF INVESTMENTS                  JUNE 30, 1997 (UNAUDITED)

      Face                                             Market
     Amount            Long-Term Bonds & Notes          Value
----------------------------------------------------------------
                 RESTAURANTS (2.4%)
       $500,000  Wendy's Inc.
                    6.350%  12-15-05                 $   475,713
                                                     -----------
                 TRANSPORTATION (5.5%)
        250,000  American President Cos., Ltd.
                    7.125%  11-15-03                     244,365
        350,000  Illinois Central Gulf Railroad
                    6.750%  05-15-03                     347,139
        496,025  Northwest Airlines
                    8.070%  01-02-15                     509,214
                                                     -----------
                                                       1,100,718
                                                     -----------
                 UTILITIES (16.3%)
        200,000  Cleveland Electric Illum.
                    7.625%  08-01-02                     202,142
        500,000  Great Lakes Power Inc.
                    8.900%  12-01-99                     523,615
        250,000  Kansas Gas & Electric
                    8.290%  03-29-16                     252,083
        550,000  Mississippi Power & Light
                    8.800%  04-01-05                     558,354
        375,000  New Orleans Public Service Co.
                    8.670%  04-01-05                     383,159
        200,000  Old Dominion Electric Co-op
                    8.760%  12-01-22                     217,579
        200,000  Sprint Corp.
                    8.125%  07-15-02                     210,899
        700,000  Texas Utilities Electric Co.
                    7.480%  01-01-17                     677,262
        200,000  Toledo Edison Co.
                    7.875%  08-01-04                     202,823
                                                     -----------
                                                       3,227,916
                                                     -----------
                 TOTAL LONG-TERM BONDS & NOTES
                   (94.3%) (COST  $18,380,251)       $18,648,804
                                                     -----------
                                                         Market
      Shares                    Preferred Stock           Value
---------------------------------------------------------------
                 UTILITIES (2.5%)
         12,000  GTE Delaware, 8.750%, Series B      $   318,000
          6,500  Phillips Gas Co., 9.320% Series A       169,000
                                                     -----------
                                                         487,000
                                                     -----------
                 TOTAL PREFERRED STOCKS
                    (2.5%)  (COST  $462,500)            $487,000
                                                     -----------
       Face                                            Market
      Amount                   Short-Term Notes        Value
---------------------------------------------------------------
                  AUTOMOTIVE AND RELATED (0.6%)
        $110,000  Ford Motor Credit Co.
                     5.520%  07-02-97                $   109,983
                                                     -----------

                  FINANCE (0.6%)
         120,000  Heller Financial
                     5.670%  07-07-97                    119,887
                                                     -----------

                  RETAIL (1.7%)
         335,000  Sears Roebuck Acceptance
                     5.480%  07-01-97                    335,000
                                                     -----------
                  TOTAL SHORT-TERM NOTES
                     (2.9%) (COST $564,870)             $564,870
                                                     -----------
                  TOTAL HOLDINGS
                     (COST  $19,407,621)(A)          $19,700,674
                                                     ===========

*Non-income producing securities.
(a) Also represents cost for Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
                                         June 30, 1997 (Unaudited)
Assets:
 Investments in securities at market
  value (note 1) (cost $19,407,621)...................$19,700,674
 Cash in bank ........................................      3,499
 Receivable for fund shares sold......................    427,920
 Dividends and accrued interest receivable ...........    407,140
 Other ...............................................      1,587
                                                      -----------
  Total assets ....................................... 20,540,820
                                                      -----------
Liabilities:
 Payable for investment management
  services (note 3) ..................................      9,745
 Dividends payable ...................................    321,924
 Payable for shares redeemed .........................        887
 Other accrued expenses ..............................      1,887
                                                      -----------

  Total liabilities ..................................    334,443
                                                      -----------

Net assets at market value                            $20,206,377
                                                      ===========
Net assets consist of:
 Par value, $1 per share ............................. $1,934,550
 Paid-in capital in excess of par value .............. 18,016,704
 Accumulated undistributed net realized
  loss on investments (note 1) .......................    (48,736)
 Net unrealized appreciation on investments (note 1)..    293,053
 Undistributed net investment income .................     10,806
                                                      -----------

Net assets at market value                            $20,206,377
                                                      ===========

Shares outstanding (note 4)...........................  1,934,550

Net asset value per share.............................     $10.45

STATEMENT OF OPERATIONS

            For the six months ended June 30, 1997 (Unaudited)

Investment income:
 Interest.............................................   $729,294
 Dividends............................................     20,697
                                                      -----------
  Total investment income.............................    749,991
                                                      -----------
Expenses:
 Management fees (note 3).............................     59,023
 Custodian fees (note 3)..............................      2,319
 Directors' fees (note 3).............................        516
 Professional fees....................................      1,686
 Fund accounting fees ................................      6,932
 Other................................................      4,508
                                                      -----------

  Total expenses......................................     74,984
                                                      -----------

  Net investment income ..............................   $675,007
                                                      ===========

Realized and unrealized gain (loss) on investments:
 Net realized gain from investments ........ .........    $33,965
 Net decrease in unrealized
  appreciation on investments ........................    (45,656)
                                                      -----------

   Net loss on investments............................    (11,691)
                                                      -----------
   Net increase in net
   assets from operations.............................   $663,316
                                                     ============


The accompanying Notes are an integral part of these financial statements.

    OHIO NATIONAL FUND, INC.
    BOND PORTFOLIO

    STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
                                                                                  6 Months Ended  Year Ended
                                                                                     6-30-97       12-31-96
                                                                                  --------------  -----------
    From operations:
     Net investment income .......................................................    $675,007     $1,278,401
     Realized gain on investments ................................................      33,965          2,392
     Unrealized loss on investments ..............................................     (45,656)      (518,569)
                                                                                  --------------  -----------
       Net increase in assets from operations.....................................     663,316        762,224
                                                                                  --------------  -----------

    Dividends and distributions to shareholders:
     Dividends declared ..........................................................  (1,002,573)    (1,230,887)
                                                                                  --------------  -----------

    From capital share transactions (note 4):
     Received from shares sold ...................................................   4,543,690      6,923,633
     Received from dividends reinvested ..........................................   1,002,573      1,230,887
     Paid for shares redeemed ....................................................  (5,779,516)    (4,971,363)
                                                                                  --------------  -----------
      Increase (decrease) in net assets derived from capital share transactions...    (233,253)     3,183,157

        Increase (decrease) in net assets ........................................    (572,510)     2,714,494
    Net Assets:
     Beginning of period .........................................................  20,778,887     18,064,393
                                                                                  --------------  -----------

     End of period (a) ........................................................... $20,206,377    $20,778,887
                                                                                   =============  ============

    (a)  Includes undistributed net investment income of..........................     $10,806       $338,373
                                                                                   =============  ============


    FINANCIAL HIGHLIGHTS (UNAUDITED)
                                                                  Six Months
                                                                     Ended        Years Ended December 31,
                                                                June 30, 1997   1996     1995      1994      1993
                                                                -------------  ------   ------    ------   -------
    Per share data:
    Net asset value, beginning of period......................       $10.62    $10.93    $9.70    $10.87   $10.45
    Income (loss) from investment operations:
      Net investment income...................................         0.36      0.69     0.70      0.67     0.69
      Net realized and unrealized gain (loss) on investments .         0.00     (0.32)    1.08     (1.07)    0.41
                                                                -------------  ------   ------    ------   -------
        Total income (loss) from investment operations........         0.36      0.37     1.78     (0.40)    1.10
                                                                -------------  ------   ------    ------   -------
    Less distributions:
      Dividends declared .....................................        (0.53)    (0.68)   (0.55)    (0.69)   (0.68)
      Distributions from net realized capital gains...........         0.00      0.00     0.00     (0.08)    0.00
                                                                -------------  ------   ------    ------   -------
        Total distributions...................................        (0.53)    (0.68)   (0.55)    (0.77)   (0.68)
                                                                -------------  ------   ------    ------   -------
 Net asset value, end of period............................          $10.45    $10.62   $10.93     $9.70   $10.87
                                                                =============  ======   ======    ======   =======

    Total return..............................................         3.42%(b)  3.71%   18.90%   (3.84%) (10.69%)

    Ratios and supplemental data:
      Ratio of expenses to average net assets ................         0.75%(a)  0.79%    0.75%     0.63%    0.62%
      Ratio of net investment income to average net assets ...         6.78%(a)  6.54%    6.76%     6.71%    6.33%
    Portfolio turnover rate...................................            0%        3%       4%        5%      13%

    Net assets at end of period (millions)....................        $20.2     $20.8    $18.1     $13.1    $12.0

    (a) Annualized
    (b) Calculated on an aggregate basis (not annualized)

    The accompanying notes are an integral part of these financial statements.

OMNI PORTFOLIO
OHIO NATIONAL FUND, INC.

OBJECTIVE:

The Omni Portfolio seeks a high level of long-term total rate of return consistent with prudent investment risks. Total return consists of current income and capital appreciation.

PERFORMANCE AS OF JUNE 30, 1997

Average Annual Total Returns:
One-year                    19.51%
Three-year                  17.31%
Five-year                   13.57%
Since inception (9/10/84)   11.99%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

COMMENTS:

The financial markets, primarily the equity markets, have experienced tremendous growth over the past 12 months. This surge is the result of strong corporate profits, low inflation, moderate interest rates and tremendous cash flows into the markets. The leaders in this upward move have been large capitalization stocks. Most funds that invest in the small, medium, or a blend of market capitalization size issues have not kept pace with the Dow or the S&P 500 Index or related funds. The have, for the most part, provided respectable returns.

Going forward, it looks as though the economy could strengthen somewhat into the second half of this year. Interest rates could move up some, but probably not much unless inflation concerns surface. With stock valuations at high levels, continued positive cooperate earnings growth will be necessary for the market to maintain its current levels or to move up.

CHANGE IN VALUE OF $10,000 INVESTMENT

          Omni Portfolio
(Commenced operations September 10, 1984)           S&P 500 Index
    Date        ROR          Value          Date        ROR          Value
    ----        ---          -----          ----        ---          -----
06/30/86                  $10,000.00      06/30/86                $10,000.00
12/31/86        -1.35%     $9,865.00      12/31/86      -1.94%     $9,806.00
06/30/87         9.46%    $10,798.23      06/30/87      27.56%    $12,508.53
12/31/87       -10.18%     $9,698.97      12/31/87     -17.51%    $10,318.29
06/30/88        11.32%    $10,796.89      06/30/88      12.86%    $11,645.22
12/31/88         3.34%    $11,157.51      12/31/88       3.50%    $12,052.80
06/30/89         9.89%    $12,260.99      06/30/89      16.44%    $14,034.29
12/31/89         5.07%    $12,882.62      12/31/89      12.92%    $15,847.51
06/30/90         3.30%    $13,307.74      06/30/90       3.08%    $16,335.62
12/31/90        -1.35%    $13,128.09      12/31/90      -6.06%    $15,345.68
06/30/91         6.73%    $14,011.61      06/30/91      14.32%    $17,543.18
12/31/91        10.70%    $15,510.85      12/31/91      14.19%    $20,032.56
06/30/92         1.45%    $15,735.76      06/30/92      -0.64%    $19,904.35
12/31/92         7.05%    $16,845.13      12/31/92       8.36%    $21,568.35
06/30/93         6.80%    $17,990.60      06/30/93       4.82%    $22,607.95
12/31/93         5.67%    $19,010.67      12/31/93       4.93%    $23,722.52
06/30/94        -3.14%    $18,413.73      06/30/94      -3.42%    $22,911.21
12/31/94         2.69%    $18,909.06      12/31/94       4.90%    $24,033.86
06/30/95        13.47%    $21,456.11      06/30/95      20.15%    $28,876.68
12/31/95         8.19%    $23,213.37      12/31/95      14.38%    $33,029,15
06/30/96         7.16%    $24,875.45      06/30/96      10.20%    $36,398.12
12/31/96         7.82%    $26,820.71      12/31/96      11.69%    $40,653.06
06/30/97        10.84%    $29,728.07      06/30/97      20.50%    $48,986.94

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

TOP 10 STOCKS AS OF JUNE 30, 1997

                                               % of Portfolio
1.  Camco International Inc.                         1.5
2.  American International GP                        1.4
3.  Hewlett-Packard                                  1.3
4.  Ford Motor Co.                                   1.3
5.  Burlington Northern Santa Fe                     1.3
6.  Owens-Illinois Inc.                              1.3
7.  Cisco Systems                                    1.2
8.  Chubb Corp.                                      1.2
9.  Intel Corp.                                      1.2
10. Cincinnati Financial Corp.                       1.2

                                               % of Portfolio
Oil, Energy & Natural Gas                          11.5
Computer and Related                                8.9
Insurance Services                                  6.0
Electrical Equipment                                5.1
Banking                                             5.0

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO

SCHEDULE OF INVESTMENTS                         JUNE 30, 1997 (UNAUDITED)

     Face                                                       Market
    Amount                  Long-Term Bonds & Notes              Value
-------------------------------------------------------------------------
                    GOVERNMENT (2.0%)
      $775,000      U.S. Treasury Note
                       6.375%  07-15-99                           $779,602
       500,000      U.S. Treasury Note
                       7.875%  11-15-99                            518,594
     2,005,000      U.S. Treasury Note
                       7.750%  02-15-01                          2,098,359
                                                              ------------
                                                                 3,396,555
                                                              ------------
                    AEROSPACE (0.3%)
       500,000      AAR Corp.
                       7.250%  10-15-03                            489,260
                                                              ------------

                    BANKING (0.9%)
       400,000      Citfed Bancorp Inc.
                      8.250%  03-01-03                             399,737
     1,000,000      Green Tree Financial Cl. A6
                      8.700%  06-15-25                           1,075,650
                                                              ------------
                                                                 1,475,387
                                                              ------------
                    COMMUNICATIONS (1.2%)
     1,600,000      Comcast Cable Communications
                      8.375% 05-01-07                            1,704,835
       300,000      Sprint
                      8.125% 07-15-02                              316,349
                                                              ------------
                                                                 2,021,184
                                                              ------------
                    COMPUTERS AND RELATED (0.3%)
       700,000      Apple Computer, Inc.
                       6.500%  02-15-04                            591,500
                                                              ------------

                    CONSUMER GOODS (0.2%)
       400,000      RJR Nabisco, Inc.
                       8.750%  04-15-04                            407,781
                                                              ------------

                    FORESTRY AND PAPER PRODUCTS (0.9%)
       700,000      Boise Cascade Co.
                       9.850%  06-15-02                            785,537
       500,000      Champion International
                       9.875%  06-01-00                            542,556
       250,000      ITT Rayonier, Inc.
                       7.500%  10-15-02                            256,048
                                                              ------------
                                                                 1,584,141
                                                              ------------
                    HOUSING, FURNITURE AND RELATED (0.2%)
       250,000      Armstrong World
                      9.750%  04-15-08                             300,211
                                                              ------------
                    INSURANCE (0.6%)
       500,000      Continental Corp.
                       7.250%  03-01-03                            502,839
       600,000      Transamerica Finance Corp.
                       7.500%  03-15-04                            615,164
                                                              ------------
                                                                 1,118,003
                                                              ------------
                    MACHINERY (0.3%)
       500,000      ABC Rail Products Corp.
                      9.125%  01-15-04                             485,000
                                                              ------------
                    MEDICAL AND RELATED (0.9%)
         $500,000   Bergen Brunswig
                       7.375%  01-15-03                      $509,695
        1,000,000   Tenet Healthcare Corp.
                      8.625%  01-15-07                        963,750
                                                           ----------
                                                            1,473,445
                                                           ----------
                    METALS AND MINING (0.3%)
          500,000   Cyprus Minerals
                       6.625%  10-15-05                       479,438
                                                           ----------
                    OIL, ENERGY AND NATURAL GAS (1.6%)
          400,000   Dekalb Energy
                       9.875%  07-15-00                       428,224
          350,000   Dresser Industries, Inc.
                       6.250%  06-01-00                       348,174
          375,000   Marathon Oil
                       7.00%  06-01-02                        374,190
          600,000   PDV America, Inc.
                       7.875%  08-01-03                       609,599
          500,000   United Refining Company
                       10.750%  06-15-07                      495,000
          500,000   Union Texas Petroleum
                       8.250%  11-15-99                       518,421
                                                           ----------
                                                            2,773,608
                                                           ----------
                    TRANSPORTATION (0.5%)
          500,000   American President Cos., Ltd.
                       7.125%  11-15-03                       488,730
          400,000   Illinois Central Gulf Railroad
                       6.750%  05-15-03                       396,730
                                                           ----------
                                                              885,460
                                                           ----------
                    UTILITIES (1.7%)
          400,000   Cleveland Electric Illum.
                       7.625%  08-01-02                       404,283
        1,000,000   Great Lakes Power
                       9.000%  08-01-04                     1,069,779
          500,000   Mississippi Power & Light
                       8.800%  04-01-05                       507,595
          400,000   Old Dominion Elec. Co.
                       8.760%  12-01-22                       435,157
          500,000   Texas New Mexico Power Co.
                       9.250%  09-15-00                       518,940
                                                           ----------
                                                            2,935,754
                                                           ----------
                    TOTAL LONG-TERM BONDS & NOTES
                       (11.9%) (COST  $19,972,976)        $20,416,727
                                                          -----------
        Face                                                Market
       Amount                   Short-Term Notes            Value
---------------------------------------------------------------------
                    Automotive and Related (3.7%)
       $3,420,000   General Motors Acceptance Corp.
                       5.580%  07-08-97                   $ 3,416,289

        2,945,000   Ford Motor
                       5.540%  07-14-97                     2,939,109
                                                          -----------
                                                            6,355,398
                    Electrical Equipment (1.7%)           -----------
        2,945,000   General Electric Capital
                       5.560%  07-11-97                     2,940,452
                                                          -----------

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO

SCHEDULE OF INVESTMENTS                       JUNE 30, 1997 (UNAUDITED)

     Face                                                       Market
    Amount                      Short-Term Notes                 Value
--------------------------------------------------------------------------
                    FINANCE (9.5%)
    $4,000,000      American Express Credit Corp.
                       5.540%  07-09-97                         $3,995,076
     3,938,000      Associates Corp.
                       5.540%  07-10-97                          3,932,546
     4,295,000      Heller Financial
                       5.370%  07-01-97                          4,295,000
     1,425,000      Household Finance
                       5.460%  07-02-97                          1,424,784
     2,630,000      Household Finance
                       5.500%  07-02-97                          2,629,598
                                                               -----------
                                                                16,277,004
                                                               -----------
                    RETAIL (2.3%)
     3,900,000      Sears Roebuck Acceptance Corp.
                       5.620%  07-07-97                          3,896,346
                                                               -----------

                    TOTAL SHORT-TERM NOTES
                       (17.2%) (COST  $29,469,200)             $29,469,200
                                                               -----------
                                                                  Market
        Shares                    Common Stock                    Value
--------------------------------------------------------------------------
                    AEROSPACE (2.4%)
        22,000      Allied Signal, Inc.                         $1,848,000
         1,456      Boeing Co.                                      77,259
        21,600      Raytheon Co.                                 1,101,600
        17,350      Rockwell International Corp.                 1,023,650
                                                               -----------
                                                                 4,050,509
                                                               -----------
                    AUTOMOTIVE AND RELATED (3.0%)
         7,500      Arvin Industries, Inc.                         204,375
        11,700      Chrysler Corp.                                 383,906
        17,000      Cooper Tire & Rubber                           374,000
         8,000      Eaton Corp.                                    698,500
        58,777      Ford Motor Co.                               2,218,832
        10,000      Magna International, Inc.                      601,875
        34,000      Walbro Corp.                                   688,500
                                                               -----------
                                                                 5,169,988
                                                               -----------
                    BANKING (3.1%)
        13,650      Charter One Financial, Inc.                    735,394
        25,000    * Flagstar Bancorp                               406,250
        10,000      First Union Corp.                              925,000
        17,500      Long Island Bancorp, Inc.                      635,469
        22,500      Mellon Bank Corp.                            1,015,312
        13,050    * NationsBank Corporation                        841,725
         7,000      Star Banc                                      295,750
        12,500      Susquehanna Bancshares, Inc.                   490,625
                                                               -----------
                                                                 5,345,525
                                                               -----------
                    BUSINESS SERVICES (3.6%)
        37,000    * Alternative Resources Co.                      753,875
        40,000      First Data Corp.                             1,757,500
        41,000      Hewlett-Packard Co.                          2,296,000
        27,000      Manpower, Inc.                               1,201,500
         5,000      Standard Register Co.                          153,125
                                                               -----------
                                                                 6,162,000
                                                               -----------
                                                                   Market
        Shares               Common Stock                           Value
----------------------------------------------------------------------------
                    CHEMICALS (2.9%)
         5,000      E I DuPont DeNemours & Co.                     $314,375
        18,000      Engelhard Corp.                                 376,875
         5,625      Hanson Trust PLC                                140,625
        30,000      Learonal Inc.                                   855,000
        12,000      Lubrizol Corp.                                  503,250
        20,000      Minerals Technologies Inc.                      750,000
        15,000      Monsanto Co.                                    645,938
        39,000      OM Group, Inc.                                1,291,875
                                                                -----------
                                                                  4,877,938
                                                                -----------
                    COMMUNICATIONS (1.2%)
        54,000    * Andrew Corp.                                  1,518,750
        11,250    * Mastec, Inc.                                    532,266
                                                                -----------
                                                                  2,051,016
                                                                -----------
                    COMPUTER AND RELATED (8.4%)
        21,525    * 3Comm Corp.                                     968,625
        30,000    * Cisco Systems, Inc.                           2,013,750
        23,000      Computer Associates                           1,280,813
         6,600    * Computer Sciences Corp.                         476,025
        14,000      Intel Corp.                                   1,985,375
        55,000      MacNeal-Schwendler Corp.                        598,125
        10,000    * Microsoft Corp.                               1,263,750
        47,058    * Seagate Technology, Inc.                      1,655,853
        40,000    * Sun Microsystems, Inc.                        1,488,752
        18,000      Texas Instruments, Inc.                       1,513,125
        42,000    * Zebra Tech Corp. Cl. A                        1,170,750
                                                                -----------
                                                                 14,414,943
                                                                -----------
                    CONSUMER PRODUCTS (0.9%)
        30,000    * Acorn Products                                  420,000
        20,000    * Sola International                              670,000
        12,000      Stanhome Inc.                                   394,500
                                                                -----------
                                                                  1,484,500
                                                                -----------
                    CONTAINERS (1.3%)
        70,000    * Owens-Illinois, Inc.                          2,170,000
                                                                -----------

                    DRUGS (1.1%)
        28,000      Abbott Laboratories                           1,869,000
                                                                -----------

                    DURABLE GOODS (0.4%)
        45,000      Versa Technologies                              708,750
                                                                -----------

                    ELECTRICAL EQUIPMENT (4.8%)
        33,333    * Analog Devices, Inc.                            885,408
        30,000    * Anixter International, Inc.                     515,625
        37,000      BMC Industries Inc.                           1,267,250
        26,116      Federal Signal Corp.                            656,165
        28,000      General Electric Co.                          1,830,500
        18,000      Varian Associates, Inc.                         976,500
        40,000      Westinghouse Electric                           925,000
        15,000      Xerox Corp.                                   1,183,124
                                                                -----------
                                                                  8,239,572
                                                                -----------
                    ENTERTAINMENT AND LEISURE (1.4%)
        33,000      Cedar Fair                                    1,443,750
        36,000    * Mirage Resorts Inc.                             909,000
                                                                -----------
                                                                  2,352,750
                                                                -----------

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO

SCHEDULE OF INVESTMENTS                       JUNE 30, 1997 (UNAUDITED)

                                                                Market
        Shares                    Common Stock                   Value
--------------------------------------------------------------------------
                    FOOD AND RELATED (1.3%)
        50,000      Food Lion Inc. Cl. A                          $357,815
        16,500      H.J. Heinz Co.                                 761,063
        23,000      PanAmerican Beverages, Inc.                    756,125
        15,000      Smart & Final, Inc.                            367,500
                                                                ----------
                                                                 2,242,503
                                                                ----------
                    FORESTRY AND PAPER PRODUCTS (0.7%)
        38,000      Sonoco Products Inc.                         1,156,625
                                                                ----------

                    HOTEL/LODGING (0.7%)
        25,000    * Guest Supply                                   237,500
        16,000    * ITT Corp.                                      977,000
                                                                ----------
                                                                 1,214,500
                                                                ----------
                    HOUSING, FURNITURE & RELATED (1.8%)
        71,025      Clayton Homes                                1,012,106
        55,000      Haverty Furniture Co.                          687,500
        24,000      Newell Co.                                     951,000
        35,000      Shelby Williams                                476,875
                                                                ----------
                                                                 3,127,481
                                                                ----------
                    INDUSTRIAL SERVICES (0.5)
        18,500    * Canisco Resources Inc.                          32,375
        30,000      Clarcor                                        742,500
         1,600      Regal Beloit                                    41,900
                                                                ----------
                                                                   816,775
                                                                ----------
                    INSURANCE (5.4%)
         5,905      Aegon NV                                       623,907
        16,125      American International Group                 2,408,672
        30,000      Chubb Corp.                                  2,006,250
        24,806      Cincinnati Financial Corp.                   1,959,674
        20,000      Equitable Cos., Inc.                           665,000
        20,500    * Providian Corporation                          658,563
        12,500      St. Paul Cos.                                  953,125
                                                                ----------
                                                                 9,275,191
                                                                ----------
                    MACHINERY (1.4%)
         6,000      Caterpillar, Inc.                              644,250
        33,000      Hardinge Inc.                                  965,250
        28,000      Stewart & Stevenson                            728,000
                                                                ----------
                                                                 2,337,500
                                                                ----------
                    MEDIA AND PUBLISING (0.0%)
         7,500    * Granite Broadcasting Corp.                      76,875
                                                                ----------

                    METALS AND MINING (0.7%)
        27,000      Amcast Industrial Corp.                        675,000
         4,000      Phelps Dodge Corp.                             340,750
         6,200    * Wolverine Tube Inc.                            172,825
                                                                ----------
                                                                 1,188,575
                                                                ----------
                    MEDICAL AND RELATED (3.0%)
        20,300      Allegiance Corp.                               553,175
        26,500      Baxter International                         1,384,625
        20,000    * Cephalon                                       230,000
        32,500    * Foundation Health Corp.                        985,156
        18,000    * Humana, Inc.                                   416,250
        16,000    * Quorum Health Group Inc.                       572,000
        19,000      United Healthcare Corp.                        988,000
                                                                ----------
                                                                 5,129,206
                                                                ----------
                   OIL, ENERGY AND NATURAL GAS (9.2%)
       32,500    * Belco Oil & Gas                                $696,719
       45,500      Camco International, Inc.                     2,491,125
       23,000      Chevron Corp.                                 1,700,563
        7,000      Coastal Corp.                                   372,312
       46,000    * Louis Dreyfus Natural Gas                       747,500
       50,000      Monterey Resources                              743,750
       32,200      National Propane Partners                       656,075
       17,500    * Offshore Logistics Inc.                         330,313
       30,000      Pacific Gulf Properties                         660,000
       10,000      Schlumberger, Ltd.                            1,250,000
       60,300    * Tesoro Petroleum                                893,194
       20,625      The Energy Group                                873,984
       24,150      Ultramar Diamond Shamrock, Inc.                 787,894
       11,600      WD-40 Co.                                       696,000
       45,000      Westcoast Energy, Inc.                          818,436
       28,500      Williams Cos. Inc.                            1,246,875
       46,000      Wiser Oil                                       848,125
                                                              ------------
                                                                15,812,865
                                                              ------------
                   REAL ESTATE (3.3%)
       76,300      Commercial Net Lease Realty                   1,168,344
       30,500      First Industrial Realty Trust                   892,125
       15,000      Great Lakes REIT                                246,563
       50,000      Healthcare Realty Trust                       1,393,750
       43,250      Liberty Property Trust                        1,075,843
       24,000      National Health Investors,  Inc.                942,000
                                                              ------------
                                                                 5,718,625
                                                              ------------
                   RESTAURANTS (0.2%)
       50,000    * Buffets, Inc.                                   421,875
                                                              ------------

                   TEXTILES (0.2%)
       13,000      Warnaco Group Class A                           414,375
                                                              ------------

                   TRANSPORTATION AND EQUIPMENT (3.1%)
       24,255      Burlington Northern Santa Fe                  2,179,918
       15,000      CNF Transportation                              483,750
        7,500    * Consolidated Freightways Corp.                  122,812
       24,000      Greenbrier Companies, Inc.                      271,500
        7,308    * Halter Marine Group                             175,392
       11,250      Illinois Central Corp.                          393,047
       10,000      Norfolk Southern Corp.                        1,007,500
       21,000      Trinity Industries                              666,750
                                                              ------------
                                                                 5,300,669
                                                              ------------
                   UTILITIES (0.6%)
        6,000      Entergy Corp.                                   164,250
       15,000      FPL Group, Inc.                                 690,938
        7,000      Montana Power Co.                               162,311
                                                              ------------
                                                                 1,017,499
                                                              ------------
                   TOTAL COMMON STOCKS
                       (66.8%) (COST  $67,420,092)            $114,147,630
                                                              ------------
                                                                  Market
   Shares                      Warrants                            Value
--------------------------------------------------------------------------
        2,000    * Plastic Speciatites and Tech.                    $2,000

                   TOTAL WARRANTS (0.0%)
                      (COST $0)                                     $2,000
                                                              ------------


OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO

SCHEDULE OF INVESTMENTS                       JUNE 30, 1997 (UNAUDITED)

                                                                Market
        Shares                  Preferred Stock                  Value
--------------------------------------------------------------------------
                    AUTOMOTIVE AND RELATED (0.1%)
         8,000      Walbro Cap Trust                              $229,000
                                                              ------------

                    BANKING (0.7%)
        30,000      National Australia Bank                        838,125
        11,000      Money Store Pfd. 6.500%                        299,750
                                                              ------------
                                                                 1,137,875
                                                              ------------
                    COMPUTERS AND RELATED (0.2%)
        16,000      General Datacommunications,
                       9.000% Pfd.                                 346,000
                                                              ------------

                    FOOD & RELATED (0.3%)
        20,000      Conagra Capital LC, 9.350% cum.,
                       conv. Series C                              527,500
                                                              ------------

                    METALS AND MINING (0.6%)
        30,000      Freeport McMoRan Copper & Gold
                        cum., conv.                                926,250
                                                              ------------

                    OIL, ENERGY AND NATURAL GAS (0.4%)
        10,000      Howell Corp., $3.50 Series A                   600,000
                                                              ------------

                    REAL ESTATE (0.2%)
        15,000      Oasis Residential , Inc., 9.000%
                       cum., conv. Series A                        388,125
                                                              ------------

                    UTILITIES (0.6%)
        20,000      GTE Delaware 8.750%, Series B                  530,000
        22,000      Phillips Gas Co. 9.320% Series A               572,000
                                                              ------------
                                                                 1,102,000
                                                              ------------

                    TOTAL PREFERRED STOCKS
                       (3.1%) (COST  $5,159,538)                $5,256,750
                                                              ------------

     Face                                                        Market
    Amount                   Convertible Debentures               Value
---------------------------------------------------------------------------
                    BANKING (0.3%)
      $400,000      First State Bancorp, 7.500% conv.
                       debentures due 04-30-17                     $433,500
                                                               ------------

                    ELECTRICAL EQUIPMENT (0.3%)
       500,000      Richey Electric, 7.000% conv.
                       debentures, due 03-01-06                     448,125
                                                               ------------

                    METALS AND MINING (0.4%)
       600,000      INCO, Ltd., 7.750% conv. subordinated
                       debentures, due 03-15-16                     612,750
                                                               ------------

                    OIL, ENERGY AND NATURAL GAS (0.3%)
       600,000      Offshore Logistics, Inc., 6.000%
                       conv. debentures, due 12-15-06               643,500
                                                               ------------

                    TOTAL CONVERTIBLE DEBENTURES
                       (1.3%) (COST $2,100,624)                  $2,137,875
                                                               ------------
                    TOTAL HOLDINGS
                       (COST  $124,122,430)(a)                 $171,430,182
                                                               ============

*  Non-income producing securities.
(a) Also represents cost for Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
                                                      JUNE 30, 1997
Assets:
 Investments in securities at market
  value (note 1) (cost $124,122,430)..................$171,430,182
 Cash in bank ........................................       6,383
 Receivable for fund shares sold......................   1,469,844
 Dividends and accrued interest receivable ...........     623,338
 Other ...............................................      20,749
                                                      ------------
  Total assets ....................................... 173,550,496
                                                      ------------

Liabilities:
 Payable for investment management
  services (note 3) ..................................      77,183
 Other accrued expenses ..............................      14,877
 Dividends payable ...................................   1,097,917
                                                      ------------

  Total liabilities ..................................   1,189,977
                                                      ------------

Net assets at market value                            $172,360,519
                                                      ============

Net assets consist of:
 Par value, $1 per share .............................$  8,263,884
 Paid-in capital in excess of par value .............. 115,798,816
 Accumulated undistributed net realized
  gain on investments ................................     964,712
 Net unrealized appreciation on investments (note 1)..  47,307,752
 Undistributed net
  investment income ..................................      25,355
                                                      ------------

Net assets at market value                            $172,360,519
                                                      ============

Shares outstanding (note 4)...........................   8,263,884

Net asset value per share.............................      $20.86
                                                      ============


STATEMENT OF OPERATIONS
                 For the six months ended June 30, 1997 (Unaudited)

Investment income:
 Interest.............................................$  1,575,706
 Dividends............................................   1,101,480
                                                      ------------

  Total investment income.............................   2,677,186
                                                      ------------

Expenses:
 Management fees (note 3).............................     436,655
 Custodian fees (note 3)..............................      17,339
 Directors' fees (note 3).............................       3,711
 Professional fees....................................      12,167
 Fund accounting fees ................................      48,013
 Other................................................      20,217
                                                      ------------

  Total expenses......................................     538,102
                                                      ------------

  Net investment income...............................$  2,139,084
                                                      ============

Realized and unrealized gain on investments:
 Net realized gain from investments ..................$    964,712
 Net increase in unrealized
  appreciation on investments ........................  13,328,149
                                                      ------------

   Net gain on investments............................  14,292,861
                                                      ------------

   Net increase in net
   assets from operations............................. $16,431,945
                                                      ============

  The accompanying notes are an integral part of these financial statements.

    OHIO NATIONAL FUND, INC.
    OMNI PORTFOLIO

    STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
                                                                          6 Months Ended    Year Ended
                                                                              6-30-97        12-31-96
                                                                          --------------   ------------
    From operations:
     Net investment income ................................................$  2,139,084    $  3,688,175
     Realized gain on investments .........................................     964,712       1,460,737
     Unrealized gain on investments .......................................  13,328,149      13,387,967
                                                                           ------------    ------------
       Net increase in assets from operations..............................  16,431,945      18,536,879
                                                                           ------------    ------------

    Dividends and distributions to shareholders:
     Dividends declared ...................................................  (3,128,153)     (3,564,088)
     Capital gains distributions ..........................................  (1,460,737)     (1,956,755)
                                                                           ------------    ------------
       Total dividends and distributions ..................................  (4,588,890)     (5,520,843)
                                                                           ------------    ------------

    From capital share transactions (note 4):
     Received from shares sold ............................................  19,152,523      25,730,422
     Received from dividends reinvested ...................................   4,588,890       5,520,843
     Paid for shares redeemed .............................................  (8,691,639)     (8,376,827)
                                                                           ------------    ------------
      Increase in net assets derived from capital share transactions.......  15,049,774      22,874,438

        Increase in net assets ............................................  26,892,829      35,890,474
    Net Assets:
     Beginning of period .................................................. 145,467,690     109,577,216
                                                                           ------------    ------------

     End of period (a) ....................................................$172,360,519    $145,467,690
                                                                           ============    ============

    (a)   Includes undistributed net investment income of..................$     25,355    $  1,014,424
                                                                           ============    ============


    FINANCIAL HIGHLIGHTS (UNAUDITED)
                                                                        Six Months
                                                                          Ended            Years Ended December 31,
                                                                      June 30, 1997     1996    1995      1994    1993
                                                                      -------------    ------  ------    ------  ------
    Per share data:
    Net asset value, beginning of period...........................     $ 19.40       $ 17.60  $ 14.76    $15.38  $14.14
    Income (loss) from investment operations:
      Net investment income........................................        0.27          0.53     0.58      0.55    0.58
      Net realized and unrealized gain (loss) on investments ......        1.78          2.10     2.72     (0.63)   1.21
                                                                        -------       -------  -------    ------  ------
        Total income (loss) from investment operations.............        2.05          2.63     3.30     (0.08)   1.79
                                                                        -------       -------  -------    ------  ------
    Less distributions:
      Dividends declared ..........................................       (0.40)        (0.52)   (0.46)    (0.54)  (0.55)
      Distributions from net realized capital gains ...............       (0.19)        (0.31)    0.00      0.00    0.00
                                                                        -------       -------  -------    ------  ------
        Total distributions........................................       (0.59)        (0.83)   (0.46)    (0.54)  (0.55)
                                                                        -------       -------  -------    ------  ------
    Net asset value, end of period.................................     $ 20.86       $ 19.40   $17.60    $14.76  $15.38
                                                                        =======       =======  =======    ======  ======

    Total return...................................................       10.84%(b)     15.54%   22.75%     0.53%  12.85%

    Ratios and supplemental data:
      Ratio of expenses to average net assets .....................        0.69%(a)      0.76%    0.75%     0.62%   0.62%
      Ratio of net investment income to average net assets ........        2.74%(a)      2.89%    3.56%     3.67%   3.74%
    Portfolio turnover rate........................................           7%(b)        12%      10%        7%     17%
    Average commission rate (c) ...................................     $  0.07       $  0.07      N/A       N/A     N/A

    Net assets at end of period (millions).........................     $ 172.4       $ 145.5  $ 109.6    $ 85.0  $ 74.2

    (a) Annualized
    (b) Calculated on an aggregate basis (not annualized)
    (c) Represents the total dollar amount of commission paid on equity security transactions divided by the total number of shares purchased and sold for which commissions were charged.

    The accompanying notes are an integral part of these financial statements.


INTERNATIONAL PORTFOLIO
OHIO NATIONAL FUND, INC.

OBJECTIVE:
The International Portfolio seeks long-term capital growth by investing primarily in securities of foreign companies.

PERFORMANCE AS OF JUNE 30, 1997
Average Annual Total Returns:
One-year                    15.19%
Three-year                  13.48%
Five-year                     N/A
Since inception (5/3/93)    17.22%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

COMMENTS:
Most European markets were strong performers, ending the quarter at all-time highs. In April, stocks were affected by U.S. market volatility and a lower U.S. dollar. Reemerging EMU uncertainties with respect to Germany's and France's ability to meet Maastricht criteria by 1999, volatile foreign exchange and bond markets caused equities to decline. In May, markets recovered, supported by a firmer U.S. dollar, higher bond prices, and the release of positive economic data. Political issues impacted certain local markets. In June, the endorsement of a stability pact on budgetary discipline at the Amsterdam Meeting of EU leaders and the conclusion of the Denver G-8 summit without major surprises provided additional support for European markets.

The Japanese market weakened at the beginning of the period reflecting concerns over further asset write-downs in the property and banking sectors and sluggish consumer demand. By the end of April, equities recovered due to growing optimism for structural reforms and expectations that interest rates would remain low. In May, a stronger Yen and a scandal in the securities industry caused market volatility. However, as the Yen stabilized and encouraging economic news emerged in June, that market strengthened. Equities in Hong Kong rose sharply and South Korean shares recovered to finish the quarter up. Singapore issues were negatively impacted by turmoil in other Southeast Asian economies. The release of positive economic data and higher bond prices buoyed the New Zealand and Australian markets.

CHANGE IN VALUE OF $10,000 INVESTMENT


     International Portfolio
(Commenced operations May 3, 1993)   Morgan Stanley Captl. Intl. EAFE Index
    Date        ROR          Value          Date        ROR          Value
    ----        ---          -----          ----        ---          -----
05/01/93                  $10,000.00      05/01/93                $10,000.00
06/30/93        -0.64%     $9,936.00      06/30/93       0.52%    $10,052.00
12/31/93        25.77%    $12,496.51      12/31/93       7.70%    $10,826.00
06/30/94         6.06%    $13,253.80      06/30/94       8.82%    $11,791.68
12/31/94         1.89%    $13,504.29      12/31/94      -0.79%    $11,698.53
06/30/95         5.80%    $14,287.54      06/30/95       2.76%    $12,021.41
12/31/95         5.96%    $15,139.08      12/31/95       8.55%    $13,049.24
06/30/96        11.05%    $16,811.95      06/30/96       4.67%    $13,658.64
12/31/96         3.09%    $17,331.44      12/31/96       1.62%    $13,879.91
06/30/97        11.74%    $19,366.15      06/30/97      11.36%    $15,456.67

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

TOP 10 STOCKS AS OF JUNE 30, 1997

                                               % of Porffolio
1.  Secom Co., Ltd.                                  2.0
2.  Tokyo Marine & Fire Ins. Co.                     2.0
3.  Buderus AG                                       2.0
4.  Fuji Photo Film Co., Ltd.                        1.9
5.  Bank for International Settlements               1.6
6.  Carter Holt Harvey                               1.4
7.  Legrand ADP                                      1.4
8.  Noranda Inc.                                     1.3
9.  Antofagasta Holdings                             1.3
10. ITO-Yokado                                       1.3
                                               % of Portfolio
Japan                                              20.4
France                                             10.2
Germany                                             6.9
Switzerland                                         6.9
New Zealand                                         4.1

The risk associated with investing on a worldwide basis includes differences in regulation of financial data and reporting and currency exchanges as well as economic and political systems which may be different from those in the United States. The prices of small company stocks are generally more volatile than the prices of large company stocks.

    OHIO NATIONAL FUND, INC.
    International Portfolio

    SCHEDULE OF INVESTMENTS                           JUNE 30, 1997 (UNAUDITED)

                                                                 Market
          Shares                      Common Stock                Value
-------------------------------------------------------------------------------
                    JAPAN (20.4%)
         165,000    Aida Engineering Limited (19)               $1,083,668
          38,230    Chofu Seisakusho (9)                         1,044,358
         300,000    Dai-Tokyo Fire Marine Ins. Co. Ltd. (18)     1,739,738
         250,000    Dowa Fire & Marine Ins. Co. Ltd. (18)        1,242,358
          75,000    Fuji Photo Film Co., Ltd. (9)                3,019,651
          13,500    Hitachi Ltd. ADR (11)                        1,525,500
         325,000  * Iino Kaiun Kaisha (5)                          996,288
          35,000    Ito-Yokado Co. Ltd. (28)                     2,032,751
         175,000    Koa Fire & Marine Ins. Co., Ltd. (18)        1,059,170
         275,000    Nichido Fire & Marine Ins. Co., Ltd. (18)    2,007,860
         165,000    Nisshinbo Industries Inc. (8)                1,498,690
         125,000    Nittetsu Mining Co., Ltd. (22)                 977,074
          45,000    Secom Co., Ltd. (29)                         3,305,240
          85,000    Shimano Inc. (9)                             1,781,659
         105,000    Shiseido Company (9)                         1,733,188
         100,000    Sotoh Co. (31)                                 986,900
         155,000    Shoei Co. (27)                               1,841,048
          10,000    Toho Co. (20)                                1,650,655
         250,000    Tokyo Marine & Fire Ins. Co. Ltd. (18)       3,275,109
          15,000    Tsutsumi Jewelry Co. (9)                       379,913
                                                              ------------
                                                                33,180,818
                                                              ------------
                    FRANCE (10.2%)
           2,500    C.E.E. (Continentale d'Equipments
                       Electriques) (10)                            72,332
           5,500    Compagnie Generale des Eaux (33)               704,852
           1,887    Compagnie Generale des Eaux
                       Nouvelle (33)                               238,296
           7,800    Crometal (5)                                   438,075
          12,000    Elf Aquitaine (12)                           1,294,824
          16,500    Emin Leydier (24)                            1,159,496
          25,000    Eramet (22)                                  1,153,054
           3,500    Eurafrance (34)                              1,435,574
          10,000    Gaumont SA (20)                                730,126
           6,396    Groupe NSC (19)                                827,299
           3,500    La Brosse et DuPont (9)                        244,226
          18,500    Legrand ADP (10)                             2,320,489
          15,000    Marine Wendel (34)                           1,531,732
          12,000    CGDE Michelin 'B' (34)                         720,731
           2,500    Promodes C.I. (28)                             803,734
           1,000    Promodes (28)                                  389,571
           2,500    SAGA (Societe Anontme de Gerance et
                       d'Armement) (32)                            956,652
           1,000    Sucriere de Pithiviers-le-Vieil (1)            602,481
           3,500    Taittinger (13)                                968,565
                                                              ------------
                                                                16,592,109
                                                              ------------
                    GERMANY (5.8%)
          40,000    Bayer AG (7)                                 1,542,036
          10,000    Bertelsmann AG D.R.C. (25)                   1,181,769
           5,750    Buderus AG (5)                               3,193,070
           7,000    Degussa AG (28)                                370,249
          50,000    Gerresheimer Glas AG (4)                       838,998
          30,000    IVG Holding AG (27)                          1,032,613
           1,500    Axel Springer Verlag AG (20)                 1,333,792
                                                              ------------
                                                                 9,492,527
                                                              ------------

                    SWITZERLAND (6.9%)
             365    Bank of Intl. Settlements (3)               $2,563,378
           5,500    Edipresse SA Bearer (20)                     1,300,103
           2,650    Kuehne & Nagel Intl. AG (32)                 1,634,121
             400    Lindt & Sprungli AG PC (9)                     739,979
           1,000    Nestle SA (9)                                1,319,630
           6,500    Sika Finanz AG Bearer (7)                    2,039,740
           4,250    Societe Generale d'Affichage (20)            1,543,337
             735    Vetropack Holding AG PC (23)                   128,921
                                                              ------------
                                                                11,269,209
                                                              ------------
                    NEW ZEALAND (4.1%)
         900,549    Carter Holt Harvey Limited (14)              2,335,029
       1,000,000  * Evergreen Forests Ltd. (14)                    394,719
         278,500    Independent Press Comm. (20)                 1,582,602
       1,601,500    Shortland Properties, Ltd. (27)              1,089,901
       1,820,310    Tasman Agriculture Limited (1)               1,090,155
         450,000    Wrightson Ltd. (1)                             287,873
                                                              ------------
                                                                 6,780,279
                                                              ------------
                    LATIN AMERICA (3.6%)
         275,000    Antofagasta Holdings plc (21)                2,097,466
          35,000    Banco Latinoamericano 'Bladex' (3)           1,509,375
         681,944    Ledesma SA (1)                                 818,451
         550,000    Siderca S.A.I.C. (12)                        1,416,455
                                                              ------------
                                                                 5,841,747
                                                              ------------
                    CANADA (3.5%)
          65,000    Canadian Pacific Ltd. (34)                   1,848,438
          35,000    Dofasco, Inc. (30)                             662,768
          20,000    Franco-Nevada Mining Corp. (21)              1,002,933
         100,000    Noranda, Inc. (21)                           2,154,314
                                                              ------------
                                                                 5,668,453
                                                              ------------
                    SWEDEN (2.8%)
          65,000    AssiDoman AB (14)                            1,853,292
          45,000    Bylock & Nordsjofrakt AB 'B' (32)              207,037
          45,000    Gorthon Lines 'B' (32)                         263,025
          25,000    Investor AB Class B (34)                     1,320,308
          75,000    IRO AB (31)                                    918,546
                                                              ------------
                                                                 4,562,208
                                                              ------------
                    HONG KONG (2.8%)
       4,362,194    CDL Hotels Intl. Ltd. (16)                   1,773,707
       1,650,000    Shaw Brothers (Hong Kong) Ltd.(20)           1,852,975
       1,000,000    South China Morning Post Holdings
                       Corp. (25)                                  981,025
                                                              ------------
                                                                 4,607,707
                                                              ------------
                    NETHERLANDS (2.3%)
          30,000    Apothekers Cooperatie OPG (17)               1,032,163
          52,000    German City Estates NV (27)                    712,982
          15,000    Philips Electronics NV ADR (11)              1,078,125
           8,500    Randstad Holdings NV (29)                      896,835
                                                              ------------
                                                                 3,720,105
                                                              ------------
                    SINGAPORE (2.2%)
         250,000    Clipsal Industries Ltd. (10)                   885,000
         700,000    Intraco Ltd. (34)                              930,265
         175,000    Singapore Bus Service Ltd. (32)                838,463
         450,000    Times Publishing Ltd. (25)                   1,007,204
                                                              ------------
                                                                 3,660,932
                                                              ------------


    OHIO NATIONAL FUND, INC.
    INTERNATIONAL PORTFOLIO

    SCHEDULE OF INVESTMENTS                             JUNE 30, 1997 (UNAUDITED)

                                                                           Market
          Shares              Common Stock                                  Value
-----------------------------------------------------------------------------------
                    UNITED KINGDOM (1.9%)
         300,000    Berisford plc (34)                                     $708,651
          75,000    ED & F Man Group plc (34)                               247,030
         450,000  * McBride plc (10)                                      1,014,319
         285,000    Royal Doulton plc (9)                                 1,111,759
                                                                       ------------
                                                                          3,081,759
                                                                       ------------
                    ITALY (1.5%)
         200,000    Arnoldo Mondadori Editore SpA (25)                    1,157,336
       2,000,000  * Montedison non-conv. Savings SpA(34)                  1,296,406
                                                                       ------------
                                                                          2,453,742
                                                                       ------------

                    SPAIN (1.5%)
         225,000    Energia e Ind. Aragonesas SA (33)                     1,619,255
           6,500    Corporation Financiera Alba SA (34)                     824,801
                                                                       ------------
                                                                          2,444,056
                                                                       ------------

                    MEXICO (1.2%)
       1,000,000  * Grupo Fernandez Editores SA de CV(25)                   211,934
         350,000    Industrias Penoles SA de CV (21)                      1,673,395
                                                                       ------------
                                                                          1,885,329
                                                                       ------------
                    BELGIUM (1.1%)
           7,500    Deceuninck Plastics Ind. SA (4)                       1,643,310
             200    Societe Belge de Betons, SA (34)                         97,320
                                                                       ------------
                                                                          1,740,630
                                                                       ------------
                    AUSTRIA (1.0%)
          16,500    VAE AG (26)                                           1,632,038
                                                                       ------------

                    NORWAY (0.9%)
          75,000    Schibsted AS (25)                                     1,486,082
                                                                       ------------

                    DENMARK (0.7%)
          16,000    Carlsberg International A/S Class'B'(9)                 827,243
           3,500    Kobenhavns Lufthavne (32)                               371,491
                                                                       ------------
                                                                          1,198,734
                                                                       ------------
                    FINLAND (0.5%)
          10,000    Vaisala Oy A (5)                                        761,196
                                                                       ------------

                    SOUTH AFRICA (0.5%)
          10,977    Anglo American Platinum Corp.ADR(22)                     90,779
          50,000    Anglo American Platinum Corp.(22)                       413,497
          10,258    JCI Ltd. ADR (22)                                        78,951
          25,000    JCI Ltd. (22)                                           192,414
                                                                       ------------
                                                                            775,641
                                                                       ------------
                    ISRAEL (0.4%)
         150,000    Israel Land Development Co. Ltd. (34)                   670,209
                                                                       ------------

                    AUSTRALIA (0.3%)
         185,000    Eltin Ltd. (22)                                         349,072
         100,000    Motors Holdings Ltd. (2)                                 64,154
                                                                       ------------
                                                                            413,226
                                                                       ------------
                    GREECE (0.1%)
          48,200    H. Benrubi & Fils SA (9)                                133,256
                                                                       ------------

                    PORTUGAL (0.1%)
          10,000    Companhia de Celulose do Cairna (1)                     184,091
                                                                       ------------

                    SOUTH KOREA (0.1%)
          35,000    L.G. Electronics GDR (11)                               203,000
                                                                       ------------

                    MISCELLANEOUS (2.2%)
          65,000    North European Oil Royalty Tr. (12)                    $901,875
          50,000    Minorco ADR (34)                                      1,153,125
         700,000    Lonrho plc (34)                                       1,484,674
                                                                       ------------
                                                                          3,539,674
                                                                       ------------
                    TOTAL COMMON STOCK
                      (78.6%) (COST $112,408,289)                      $127,978,757
                                                                       ------------

                                                                           Market
          Shares              Preferred Stock                               Value
-----------------------------------------------------------------------------------
                    GERMANY (1.1%)
          20,000    Hornbach Holdings AG Pfd. (28)                      $ 1,669,392
           1,000    SAP AG Pfd. (8)                                         206,236
                                                                       ------------
                                                                          1,875,628
                                                                       ------------
                     INDONESIA (1.0%)
          11,500     Freeport McMoRan Pfd. 'B' (22)                         355,063
          22,500     Freeport McMoRan Pfd. 'C' (22)                         663,750
          30,000     Freeport McMoRan Pfd. 'D' (22)                         547,500
                                                                       ------------
                                                                          1,566,313
                                                                       ------------
                   TOTAL PREFERRED STOCK
                     (2.1%) (COST $3,488,543)                            $3,441,941
                                                                       ------------

                                                                          Market
      Amount               Convertible Debentures                          Value
-----------------------------------------------------------------------------------
                     U.S. DOLLAR (2.0%)
        $750,000     PT Inti Indorayon Utama 7.000%
                        due 05-02-06 (24)                                  $594,375
         950,000     Cheil Foods & Chemicals Co 3.000%
                        due 12-31-06 (9)                                  1,144,750
         250,000     Sincere Navigation 3.750%
                        due 05-26-03 (32)                                   285,000
         250,000     Medya International Ltd. 10.000%
                        due 06-28-01 (20)                                   195,000
       1,000,000     Scandinavian Broadcasting
                        7.250% due 08-01-05 (20)                            998,750
                                                                       ------------
                    TOTAL U.S. DOLLAR (2.0%)                             $3,217,875
                                                                       ------------

                    NON U.S. DOLLAR (2.4%)
       3,600,000 FF Alcatel Alstholm 2.500%
                       due 01-01-04 (11)                                   $816,839
         687,150 FF Gaumont SA  3.750%
                       due 01-01-03 (20)                                    152,812
          20,000 FF Immobiliere Hoteliere
                       due 01-01-01 (33)                                    640,605
         500,000 GB Berisford plc 5.000%
                       due 01-31-15 (9)                                     596,781
         500,000 GB BAA plc  5.750%
                       due 03-29-06  (32)                                   929,481
      55,000,000 JP Nippon Yusen 2.000%
                       due 09-29-00 (32)                                    501,965
         320,000 NZ Shortland Properties Inc. 7.500%
                       due 12-31-98 (27)                                    215,598
                                                                       ------------
                    TOTAL NON-U.S. DOLLAR (2.4%)                         $3,854,081
                                                                       ------------
                    TOTAL CONVERTIBLE SUBORDINATED
                       DEBENTURES
                       (4.4%) (COST $6,600,830)                          $7,071,956
                                                                       ------------


    OHIO NATIONAL FUND, INC.
    INTERNATIONAL PORTFOLIO

    SCHEDULE OF INVESTMENTS                            JUNE 30, 1997 (UNAUDITED)


        Face                                                             Market
       Amount                    Non-Convertible Bonds                    Value
------------------------------------------------------------------------------------
                    U.S. DOLLAR (1.5%)
      $1,250,000    Federal Republic Of Brazil 6.500%
                       due 04-15-24 (15)                                 $1,054,688
         218,250    Republic of Argentina  6.625%
                      due 03-31-05 (15)                                     205,291
         500,000    United Mexican States 'A'
                       6.453%  due 12-31-19 (15)                            465,000
         500,000    United Mexican States 'B'
                       6.375%  12-31-19 (15)                                465,000
         250,000    United Mexican States 'C'
                       6.375%  12-31-19 (15)                                232,500
                                                                     --------------
                                                                          2,422,479
                                                                     --------------
                    NON-U.S. DOLLAR (0.5%)
       1,000,000 NZ Republic of New Zealand 10.000%
                       due 03-15-02 (15)                                    766,916
                                                                     --------------

                    TOTAL NON-CONVERTIBLE BONDS
                       (2.0%) (COST  $2,721,317)                         $3,189,395
                                                                     --------------
        Face                                                             Market
       Amount                    Short-Term Notes                         Value
------------------------------------------------------------------------------------
                    AEROSPACE (3.5%)
      $2,460,000    Raytheon Co.
                       5.950%  07-03-97                                  $2,459,187
       1,006,000    Raytheon Co.
                       5.950%  07-07-97                                   1,005,002
       2,299,000    Raytheon Co.
                       5.920%  07-09-97                                   2,295,976
                                                                     --------------
                                                                          5,760,165
                                                                     --------------
                    Chemicals (3.9%)
       2,218,000    Hercules, Inc.
                       5.700%  07-11-97                                   2,214,488
       3,013,000    Praxair Inc.
                       5.640%  07-01-97                                   3,013,000
       1,055,000    Praxair Inc.
                       5.720%  07-07-97                                   1,053,994
                                                                     --------------
                                                                          6,281,482
                                                                     --------------
                    Oil, Energy & Natural Gas (3.0%)
       2,120,000    Louisiana Land & Exploration
                       6.000%  07-02-97                                   2,119,647
         615,000    Louisiana Land & Exploration
                       5.730%  07-03-97                                     614,803
       2,123,000    Louisiana Land & Exploration
                       5.850%  07-08-97                                   2,120,585
                                                                     --------------
                                                                          4,855,035
                                                                     --------------
                    Retail (3.4%)
       2,655,000    Dayton Hudson Corp.
                      5.750%  07-14-97                                    2,649,487
       2,875,000    Dayton Hudson Corp.
                       5.750%  07-17-97                                   2,867,653
                                                                     --------------
                                                                          5,517,140
                                                                     --------------
                    Total Short-Term Notes
                       (13.8%) (Cost  $22,413,822)                      $22,413,822
                                                                     --------------

                    Total Holdings
                       (Cost  $147,632,802) (a)                        $164,095,871
                                                                     ==============


  Industry Classifications
   (1)  Agriculture                                 (18)  Insurance
   (2)  Automotive                                  (19)  Machinery
   (3)  Banking                                     (20)  Media
   (4)  Building Products                           (21)  Metal (non-ferrous)
   (5)  Capital Goods                               (22)  Mining
   (6)  Cement                                      (23)  Packaging
   (7)  Chemicals                                   (24)  Paper
   (8)  Computer Products                           (25)  Publishing
   (9)  Consumer Products                           (26)  Rail Equipment
  (10)  Electrical Products                         (27)  Real Estate
  (11)  Electronics                                 (28)  Retailing
  (12)  Energy and Oil                              (29)  Services
  (13)  Food & Beverage                             (30)  Steel
  (14)  Forest Products                             (31)  Textile
  (15)  Governmental                                (32)  Transportation
  (16)  Hotels                                      (33)  Utilities
  (17)  Health Care                                 (34)  Miscellaneous


   (a) Also represents cost for Federal
          income tax purposes.
   * Non-income producing securities.


   Foreign Currencies
   NZ - New Zealand Dollar
   FF - French Franc
   GBP - British Pound
   JPY - Japanese Yen



   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
                                     June 30, 1997 (Unaudited)
Assets:
 Investments in securities at market
  value (note 1) (cost $147,632,802)..................$164,095,871
 Cash in bank ........................................      39,485
 Unrealized gain on forward currency
  contracts (note 5) .................................   1,498,528
 Receivable for fund shares sold......................   4,129,886
 Receivable for securities sold ......................     668,951
 Dividends and accrued interest receivable ...........     750,872
 Other ...............................................      30,495
                                                      ------------
  Total assets ....................................... 171,214,088
                                                      ------------
Liabilities:
 Unrealized loss on forward currency
  contracts (note 5) .................................      67,975
 Payable for securities purchased ....................     382,654
 Payable for investment management
  services (note 3) ..................................     121,280
 Other accrued expenses ..............................      11,115
 Dividends payable ...................................   3,595,058
                                                      ------------
  Total liabilities ..................................   4,178,082
                                                      ------------

Net assets at market value                            $167,036,006
                                                      ============
Net assets consist of:
 Par value, $1 per share ............................. $10,383,662
 Paid-in capital in excess of par value .............. 132,907,887
 Accumulated undistributed net realized
  gain on investments ................................   5,864,029
 Net unrealized appreciation (depreciation) on:
  Investments (note 1) ...............................  16,463,069
  Foreign currency related transactions ..............     (17,062)
  Forward currency contracts (note 5).................   1,430,554
 Undistributed net investment income .................       3,867
                                                      ------------

Net assets at market value                            $167,036,006
                                                      ============

Shares outstanding (note 4)...........................  10,383,662

Net asset value per share.............................      $16.09
                                                      ============
STATEMENT OF OPERATIONS
                For the six months ended June 30, 1997 Unaudited)

Investment income:
 Interest (net of $446 foreign taxes withheld)........    $658,418
 Dividends (net of $188,958 foreign taxes withheld)...   1,810,502
                                                      ------------

  Total investment income.............................   2,468,920
                                                      ------------
Expenses:
 Management fees (note 3).............................     670,739
 Custodian fees (note 3)..............................     175,313
 Directors' fees (note 3) ............................       3,711
 Professional fees....................................      12,167
 Other................................................      17,897
                                                      ------------

  Total expenses......................................     879,827
                                                      ------------

  Net investment income ..............................  $1,589,093
                                                      ============
Realized and unrealized gain (loss) on
 investments and foreign currency:
 Net realized gain from:
  Investments.........................................  $5,864,029
  Forward currency related transactions...............   4,118,610
 Net increase (decrease) in unrealized
  appreciation (depreciation) on:
   Investments........................................   5,722,766
   Foreign currency related transactions..............    (223,622)
                                                      ------------

   Net gain on investments............................  15,481,783
                                                      ------------

   Net increase in net
   assets from operations............................. $17,070,876
                                                      ============

  The accompanying notes aer an integral part of these financial statements.

    OHIO NATIONAL FUND, INC.
    INTERNATIONAL PORTFOLIO

    STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
                                                                            6 Months Ended     Year Ended
                                                                               6-30-97          12-31-96
                                                                             --------------   ------------
   From operations:
      Net investment income ................................................   $1,589,093      $1,901,178
      Realized gain on investments and foreign currency transactions........    9,982,639       7,010,378
      Unrealized gain on investments and foreign currency transactions .....    5,499,144       5,979,693
                                                                            --------------   ------------
        Net increase in assets from operations..............................   17,070,876      14,891,249
                                                                            --------------   ------------

    Dividends and distributions to shareholders:
      Dividends declared ...................................................   (6,586,484)     (4,697,527)
      Capital gains distributions ..........................................   (4,130,538)     (1,691,528)
                                                                            --------------   ------------
        Total dividends and distributions ..................................  (10,717,022)     (6,389,055)
                                                                            --------------   ------------

    From capital share transactions (note 4):
      Received from shares sold ............................................   24,510,918      37,362,568
      Received from dividends reinvested ...................................   10,717,022       6,389,055
      Paid for shares redeemed .............................................  (11,834,987)     (5,558,345)
                                                                            --------------   ------------
       Increase in net assets derived from capital share transactions.......   23,392,953      38,193,278

         Increase in net assets ............................................   29,746,807      46,695,472
    Net Assets:
      Beginning of period ..................................................  137,289,199      90,593,727
                                                                            --------------   ------------

      End of period (a) .................................................... $167,036,006    $137,289,199
                                                                            ==============   ============

    (a)   Includes undistributed net investment income of...................       $3,867        $882,647
                                                                            ==============   ============

    FINANCIAL HIGHLIGHTS (UNAUDITED)
                                                              Six Months                                  4-30-93
                                                                  Ended      Years Ended December 31,        to
                                                             June 30, 1997   1996     1995      1994      12-31-94
                                                             -------------  ------   ------   -------     --------
    Per share data:
    Net asset value, beginning of period......................  $15.49      $14.38   $13.30    $12.48      $10.00
    Income from investment operations:
      Net investment income...................................    0.16        0.25     0.31      0.16        0.02
      Net realized and unrealized gain on investments
        and foreign currency transactions ....................    1.58        1.76     1.28      0.84        2.47
                                                              ------------- ------   ------   -------     --------
         Total income from investment operations..............    1.74        2.01     1.59      1.00        2.49
                                                              ------------- ------   ------   -------     --------
    Less distributions:
      Dividends declared .....................................   (0.67)      (0.63)   (0.28)    (0.12)      (0.01)
      Distributions from net realized capital gains...........   (0.47)      (0.27)   (0.23)    (0.06)       0.00
                                                              ------------- ------   ------   -------     --------
        Total distributions...................................   (1.14)      (0.90)   (0.51)    (0.18)      (0.01)
                                                              ------------- ------   ------   -------     --------
    Net asset value, end of period............................  $16.09      $15.49   $14.38    $13.30      $12.48
                                                              ============= ======   ======   =======     ========

    Total return..............................................   11.74%(b)   14.48%   12.10%     8.07%      24.96%(b)

    Ratios and supplemental data:
      Ratio of expenses to average net assets ................    1.17%(a)    1.15%    1.12%     1.05%       1.13%(a,d)
      Ratio of net investment income to average net assets ...    2.12%(a)    1.64%    2.29%     1.23%       0.41%(a,d)
    Portfolio turnover rate...................................      14%(b)      14%       7%       16%          8%
    Average commission rate (c) ..............................   $0.02       $0.03      N/A       N/A         N/A

    Net assets at end of period (millions)....................  $167.0      $137.3    $90.6     $62.9       $17.5

    (a) Annualized
    (b) Calculated on an aggregate basis (not annualized)
    (c) Represents the total dollar amount of commission paid on equity security transactions divided by the total number of shares purchased and sold for which commissions were charged.
    (d) The advisor has reimbursed certain operating expenses of the International Portfolio for the period ended
        December 31, 1993.  Had the advisor not reimbursed such expenses, the annualized ratio of expenses to average net assets would have been 1.39% and the annualized raio of net investment income to average net assets would have been .15%.

    The accompanying notes are an integral part of these financial statements.

CAPITAL APPRECIATION PORTFOLIO
OHIO NATIONAL FUND, INC.

OBJECTIVE
The Capital Appreciation Portfolio seeks maximum capital growth by investing primarily in common stocks.

PERFORMANCE AS OF JUNE 30, 1997
Average Annual Total Returns:
One-year                  17.00%
Three-year                17.10%
Five-year                   N/A
Since inception (4/30/94) 16.03%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

COMMENTS
Financial markets and most subsectors were almost universally strong in the first half of 1997. Equity markets completed their ninth and 10th consecutive positive quarters. This hasn't happened in 40 years. Persistently low levels of inflation and a strong economy were the key positives. The Federal Reserve modestly raised interest rates, but this only dampened enthusiasm temporarily. Meanwhile, the potential vertigo inherent in today's historically high equity valuations remains largely ignored.

We were not well-positioned for the market's broad trends. First of all, by design, we attempt to hold down our risk and currently are only about half invested in common stocks. Our other investments provided solid gains, but not when compared with the equities. Second, we hold only minor positions in the large growth companies that dominate the S&P 500. The frenzy that has driven up prices for these securities may or may not be justified, but the resulting high valuations seem inappropriate for a risk-averse fund. Third, we have large exposure to electric utility and energy sector companies, groups that significantly lagged. Fortunately, a series of individual security successes provided respectable returns.

Stock market cycles, economic cycles, and credit cycles always seem similar, but only when viewed through the rear window of history. We expect fairly strong economic growth to continue and with inflation seemingly subdued, it appears some time will elapse before the next move in Federal Reserve policy. Nevertheless, when that action does come, we anticipate it will be another incremental increase in interest rates. As for the stock market, we have not a shadow of a doubt that it is overvalued and will decline, but we don't know when or from what level.

CHANGE IN VALUE OF $10,000 INVESTMENT

    Capital Appreciation Portfolio
(Commenced operations April 30, 1984)               S&P 500 Index
    Date        ROR          Value          Date        ROR          Value
    ----        ---          -----          ----        ---          -----
04/30/94                  $10,000.00      04/30/94                $10,000.00
06/30/94        -0.25%     $9,975.00      06/30/94      -3.42%     $9,658.00
12/31/94         4.79%    $10,452.80      12/31/94       4.90%    $10,131.24
06/30/95        13.51%    $11,864.98      06/30/95      20.15%    $12,172.69
12/31/95         8.02%    $12,816.55      12/31/95      14.38%    $13,923.12
06/30/96         6.80%    $13,688.07      06/30/96      10.20%    $15,343.28
12/31/96         8.38%    $14,835.13      12/31/96      11.69%    $17,136.91
06/30/97         7.95%    $16,014.53      06/30/97      20.50%    $20,649.97

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

TOP 10 STOCKS AS OF JUNE 30, 1997
1.  Centerior Energy Corp.                           3.7
2.  Genetech - Special Common                        3.0
3.  Amerada Hess Corp.                               2.8
4.  Lowes Corp.                                      2.7
5.  New York Times Class A                           2.3
6.  Unicom                                           2.1
7.  Washington Post Class B                          2.1
8.  Newmont Mining                                   2.0
9.  Chris-Craft                                      1.5
10. Murphy Oil                                       1.4

TOP 5 INDUSTRIES AS OF JUNE 30, 1997
Utilities                                          10.9
Oil, Energy & Natural Gas                          10.6
Media and Publishing                               10.2
Insurance Services                                  6.9
Finance                                             5.8

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO

SCHEDULE OF INVESTMENTS             JUNE 30, 1997 (UNAUDITIED)

       Face                                           Market
      Amount       Long-Term Bonds & Notes             Value
--------------------------------------------------------------
                GOVERNMENT (3.9%)
     $100,000   U.S. Treasury Note
                   5.750%  10-31-97                   $100,094
      200,000   U.S. Treasury Note
                   6.250%  04-30-01                    199,563
      100,000   U.S. Treasury Note
                   7.375%  11-15-97                    100,656
      250,000   U.S. Treasury Note
                   6.125%  07-31-00                    249,297
    1,000,000   U.S. Treasury Note
                   5.500%  02-28-99                    991,876
      250,000   U. S. Treasury Note
                   6.750%  05-31-99                    252,969
                                                     ---------
                                                     1,894,455
                                                     ---------
                COMMUNICATIONS (3.0%)
      750,000   Comcast Cable
                   3.375%  09-09-05                    551,250
    2,400,000   US WEST, ZERO COUPON
                  contracts due 06-25-11               918,000
                                                     ---------
                                                     1,469,250
                                                     ---------
                COMPUTER (0.4%)
      450,000   Silicon Graphics 144A, zero
                  coupon contracts due 11-02-1         214,875

                DRUGS (0.8%)
      600,000   Alza Corp., zero coupon
                   contracts due 07-14-14              262,500
      100,000   Merck and Company
                   5.760%  05-03-37                    100,431
                                                     ---------
                                                       362,931
                                                     ---------
                FINANCE (3.0%)
      220,000   Deutsche Bank 144A, Zero
                   coupon contracts due 02-12-         101,246
      100,000   Federal National Mtg. Assoc.
                   5.370%  02-07-01                     96,713
    1,200,000   Tennessee Valley Authority
                   5.980%  04-01-36                  1,208,729
       50,000   UBS Finance
                   2.000%  12-15-00                     48,266
                                                     ---------
                                                     1,454,954
                                                     ---------
                FOREIGN (0.7%)
      150,000   Peninsula & Oriental
                   7.250%  05-19-03                    265,800
       50,000   Sandoz Cap.
                   2.000%  10-06-02                     76,250
                                                     ---------
                                                       342,050
                                                     ---------
                HOTEL/LODGING (0.9%)
      750,000   Marriott International, zero
                   coupon contracts due 03-25-         450,000
                                                     ---------
                Industrial Services (1.7%)
      900,000   WMX Technologies
                   2.000%  01-24-05                    838,125
                                                     ---------
                 INSURANCE (1.6%)
      $250,000   Grand Metropolitan
                    6.500%  01-31-00                  $351,228
       100,000   Grand Metropolitan -144A
                    6.500%  01-31-00                   140,491
       300,000   Zurich Insurance Convt.
                    1.000%  04-15-03                   288,750
                                                   -----------
                                                       780,469
                                                   -----------
                 MEDIA AND PUBLISHING (3.3%)
     2,100,000   Time Warner, zero coupon
                    contracts due 12-17-12             813,750
     1,700,000   Time Warner, zero coupon
                    contracts due 06-22-13             784,125
                                                   -----------
                                                     1,597,875
                                                   -----------
                 METALS AND MINING (0.9%)
       450,000   Homestake Mining
                    5.500%  06-23-00                   437,625
                                                   -----------
                 OIL, ENERGY AND NATURAL GAS (1.2%)
       670,000   Enserch Corp.
                    6.375%  04-01-02                   562,875
                                                   -----------
                 UTILITIES (0.9%)
     1,250,000   US Cellular Lyons, zero coupon
                    contracts due 06-15-15             435,937
                                                   -----------
                 TOTAL LONG-TERM BONDS & NOTES
                    (22.3%)(Cost  $10,530,957)     $10,841,421
                                                   -----------

       Face                                          Market
      Amount              Short-Term Notes           Value
-------------------------------------------------------------
                 COMMUNICATIONS (4.3%)
    $2,105,000   Motorola Credit Corporation
                    5.500%  08-05-97               $ 2,093,744
                                                   -----------
                 ELECTRICAL EQUIPMENT (2.0%)
       984,000   Siemkens Capital Corp.
                    5.500%  08-20-97                   976,483
                                                   -----------
                 FINANCIAL SERVICES (1.4%)
       244,000   Ciesco L.P.
                    5.550%  07-01-97                   244,000
       109,000   Preferred Receivables
                    5.530%  07-08-97                   108,883
       300,000   Western Australia Treasury
                    5.550%  07-23-97                   298,983
                                                   -----------
                                                       651,866
                                                   -----------
                 FOOD AND RELATED (2.0%)
       960,000   Archer Daniels Midland
                    5.520%  07-15-97                   957,939
                                                   -----------
                 INSURANCE (3.7%)
     1,814,000   Metlife Funding Inc.
                    5.520%  07-07-97                 1,812,331
                                                   -----------



OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO

SCHEDULE OF INVESTMENTS                 JUNE 30, 1997 (UNAUDITED)

       Face                                            Market
      Amount       Short Term Notes (con't)             Value
--------------------------------------------------------------
                GOVERNMENT (1.5%)
     $100,000   Federal Home Loan Mortgage
                   5.500%  07-18-97                    $99,740
       90,000   Federal Home Loan Mortgage
                   5.450%  07-25-97                     89,673
       63,000   Federal Home Loan Mortgage
                   5.500%  07-15-97                     62,865
      493,000   Federal Home Loan Mortgage
                   5.520%  07-25-97                    491,186
                                                    ----------
                                                       743,464
                                                    ----------
                TOTAL SHORT TERM NOTES
                   (14.9%) (COST $7,235,827)        $7,235,827
                                                    ----------

       Face                                           Market
      Amount        Convertible Debentures            Value
--------------------------------------------------------------
                AUTOMOTIVE AND RELATED (0.5%)
     $402,000   The Pep Boys zero coupon
                   contracts due 09-20-11             $224,618
                                                    ----------
                COMPUTER AND RELATED (2.9%)
    2,300,000   Automatic Data Process, zero
                   coupon  contracts due 02-20       1,385,750
                                                    ----------
                DRUGS (0.3%)
      200,000   Mckesson Co., 4.500%  conv.
                   subordinated debentures,
                   due 03-01-04                        174,916
                                                    ----------
                DURABLE GOODS (0.2%)
      100,000   Outboard Marine, 7.000% conv.
                   subordinated debentures,
                   due 07-01-02                         99,750
                                                    ----------
                ENTERTAINMENT AND LEISURE (0.1%)
       50,000   Ogden Corp. Convt.
                   5.750%  10-20-02                     46,750
                                                    ----------
                INDUSTRIAL SERVICES (1.6%)
    1,800,000   Roche Holdings Covt., zero
                   coupon contracts due 05-06-         787,500
                                                    ----------
                INSURANCE (0.7%)
      500,000   USF&G, zero coupon contracts
                   due 03-03-09                        363,750
                                                    ----------
                REAL ESTATE (1.4%)
      650,000   Rouse Co., 5.750% conv. subordinated
                   debentures, due 07-23-02            674,375
                                                    ----------
                RETAIL (0.8%)
      600,000   Office Depot zero coupon
                   contracts due 11-01-08              368,250
                                                    ----------
                UTILITIES (0.5%)
      250,000   Potomac Electricity & Power Co.,
                   5.000% conv. subordinated
                   debentures, due 09-01-02            230,625
                                                    ----------
                MISCELLANEOUS (0.6%)
     $200,000   Lonrho 6.000% conv. subordinated
                debenture, due 02-27-04             $  311,980
                                                    ----------
             TOTAL CONVERTIBLE DEBENTURES
                (9.6%) (COST  $4,272,298)           $4,668,264
                                                    ----------

                                                        Market
     Shares                 Common Stock                Value
--------------------------------------------------------------
             BANKING (0.1%)
         5   Bank for International Settlements     $   35,155
                                                    ----------
             BUSINESS SERVICES (0.5%)
     4,100   HFS Inc.                                  237,800
                                                    ----------
             COMPUTER AND RELATED (0.7%)
     3,500   IBM Corp.                                 315,656
     1,500 * Silicon Graphics, Inc.                     22,500
                                                    ----------
                                                       338,156
                                                    ----------
             CHEMICALS (1.7%)
    12,500   Great Lakes Chemical Corp.                654,688
     5,250   Hanson Trust PLC ADR                      131,250
     3,600 * Millenium Chemicals                        81,900
                                                    ----------
                                                       867,838
                                                    ----------
             CONSUMER PRODUCTS (2.0%)
    14,800   Phillip Morris Cos., Inc.                 656,750
     6,000   Polaroid Corp.                            333,000
                                                    ----------
                                                       989,750
                                                    ----------
             DRUGS (3.6%)
    25,000 * Genetech Special Common                 1,473,438
     1,300 * Perrigo Company                            16,250
     2,000   Schering - Plough Corp.                   239,374
                                                    ----------
                                                     1,729,062
                                                    ----------
             DURABLE GOODS (0.2%)
     3,000   A T Cross Co.                              38,250
    14,000 * English China Clays                        48,115
                                                    ----------
                                                        86,365
                                                    ----------
             ELECTRICAL EQUIPMENT (0.1%)
     3,000   Exide Corp.                                65,813
                                                    ----------
             FINANCE (2.0%)
     5,000   American Express                          372,500
     3,200   Federal Nat'l Mortgage Assn.              139,600
     4,200   Fund American Enterprise                  441,000
                                                    ----------
                                                       953,100
                                                    ----------
             FOOD AND RELATED (0.1%)
     2,500   McCormick & Company, Inc.                  63,125
                                                    ----------
             FORESTRY AND PAPER PRODUCTS (1.9%)
     3,000   Deltic Timer Corp.                         87,938
     2,500   International Paper Co.                   121,406
    20,000   Johns-Manville Corp.                      236,250
     9,000   Weyerhaeuser Co.                          468,000
                                                    ----------
                                                       913,594
                                                    ----------
             INDUSTRIAL SERVICES (2.1%)
     7,000   Corning Inc.                              389,374
    40,000   Wheelabrator Technologies                 632,938
                                                    ----------
                                                     1,022,312
                                                    ----------

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO

SCHEDULE OF INVESTMENTS                 JUNE 30, 1997 (UNAUDITED)

                                                      Market
      Shares             Common Stock                 Value
--------------------------------------------------------------
                INSURANCE (4.6%)
        4,500   Harleysville Group Inc.             $  170,437
       13,000   Loews Corp.                          1,301,625
        1,600 * Risk Capital Holdings                   33,600
        5,500   Unitrin, Inc.                          335,500
       12,000   Willis Corroon Group plc               134,250
        6,500   Zurich Reinsurance                     256,750
                                                    ----------
                                                     2,232,162
                                                    ----------
                MEDIA AND PUBLISHING (6.9%)
       15,000 * Chris-Craft Ind., Inc.                 723,750
       10,000   Meredith Corp.                         290,000
       23,000   New York Times Co. Class A           1,138,500
        8,000   Readers Digest                         221,500
        2,500   Washington Post Class B                995,000
                                                    ----------
                                                     3,368,750
                                                    ----------
                MEDICAL AND RELATED (0.0%)
          875 * Quest Diagnostics                       17,992
                                                    ----------
                METALS AND MINING (2.7%)
        3,000 * Helcla Mining Co.                       16,125
       20,000   Homestake Mining Co.                   261,250
       24,700   Newmont Mining Corp.                   963,300
       13,100 * Prime Resources Group                   94,958
                                                    ----------
                                                     1,335,633
                                                    ----------
                OIL, ENERGY AND NATURAL GAS (9.4%)
       25,900   Amerada Hess Corp.                   1,439,069
        6,000   Atlantic Richfield Co.                 423,000
        8,250   The Energy Group Pls ADR               349,594
        1,500   Kerr McGee                              95,062
       17,700   Mitchell Energy & Development          378,338
       14,000   Murphy Oil Corp.                       682,500
        2,000   Sun Company, Inc.                       62,000
        5,000   Texaco, Inc.                           543,750
       28,000   Union Texas Petroleum                  586,250
                                                    ----------
                                                     4,559,563
                                                    ----------
                RETAIL (1.8%)
        9,000 * Hill Stores Co.                         30,937
       10,500   Limited Inc.                           212,625
      100,000 * Petrie Stores-Liq. Trust Unit          312,500
        3,100 * Toys R' Us                             108,500
        6,000   Wal-Mart Stores, Inc.                  202,875
                                                    ----------
                                                       867,437
                                                    ----------
                TRANSPORTATION (0.9%)
       15,000   Overseas Shipholding Inc.              294,375
        4,000   Ryder System, Inc.                     132,000
                                                    ----------
                                                       426,375
                                                    ----------
                UTILITIES (7.2%)
      160,000   Centerior Energy Corp.               1,790,000
       30,000   Ohio Edison Co.                        654,375
       46,600   Unicom Corp.                         1,036,850
                                                    ----------
                                                     3,481,225
                                                    ----------
                MISCELLANEOUS (0.6%)
      140,874 * Lonrho Plc                             298,935
                                                    ----------
                TOTAL COMMON STOCK
                   (49.1%)  (COST  $19,652,004)    $23,890,142

                                                      Market
      Shares            Preferred Stock               Value
--------------------------------------------------------------
              FINANCE (0.8%)
      7,000   Kemper Co., 5.750% Series E          $   364,000
                                                   -----------
              FORESTRY AND PAPER PRODUCTS (0.1%)
      1,000   International Paper                       53,836
                                                   -----------
              REAL ESTATE (0.7%)
      7,000   Rouse Co. Convert. 'B'                   337,750
                                                   -----------
              UTILITIES (2.3%)
        265   Cleveland Electric 9.000%                278,581
        150   Cleveland Electric 8.800%                156,188
      4,940   Cleveland Electric Adj. Rate             438,425
      2,894   Entergy Gulf Series B                    138,912
      1,000   Niagara Mohawk Power Series B             23,500
      3,700   Niagara Mohawk Power Series C             82,787
                                                   -----------
                                                     1,118,393
                                                   -----------
              TOTAL PREFERRED STOCK
                 (3.9%)  (COST  $1,673,693)        $ 1,873,979

                      Put Option Purchases             Market
      Shares     Stock/Expiration/Exercise Price       Value
--------------------------------------------------------------
         15   Automatic Data/Aug'97'/$50          $    4,875
         20   Automatic Data/Nov'97'/$50               8,750
          5   Chubb Capital/Jul'97'/$55                   31
         40   HFS/July'97'/$60                         8,000
         15   HFS/Octl'97'/$70                        17,250
         15   HFS/Octl'97'/$60                         7,313
         10   IBM/Jan'98'/$95                          8,625
         10   IBM/Jul'97'/$80                            125
         10   IBM/Oct'97'/$77.50                       1,312
         10   IBM/Oct'97'/$87.50                       3,750
         15   IBM/Jan'98'/$100                        17,250
         15   Limited Inc/Aug'97'/$20                    844
         15   Limited Inc/Aug'97'/$22.50               3,375
         10   Limited Inc/Nov'97'/$22.50               3,375
         10   Microsoft/July'97'/$85                      63
         10   Schering-Plough/Aug'97'/$42.50             250
         15   Schering-Plough/Nov'97'/$45              5,260
         10   Schering-Plough/Nov'97'/$50              3,875
         15   Silicon Graphics/Aug'97'/$30            22,125
         15   Silicon Graphics/Nov'97'/$22.50         11,063
         10   Toys R Us/Sept'97'/$30                     500
         10   Toys R Us/Dec'97'/$35                    2,313
         20   Walmart/Sept'97'/$25                       250
         15   Walmart/Dec'97'/$32.50                   2,155
         10   Walmart/Dec'97'/$35                      2,375
                                                  ----------
              TOTAL PUT OPTION PURCHASE
                (0.3%) (COST  $223,679)           $  135,094
                                                  ----------

              TOTAL HOLDINGS
                 (COST  $43,588,458) (A)          $48,644,727
                                                  ============

*Non-income producing securities.

  (a)  Also represents cost for Federal income tax purposes.


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
                                       June 30, 1997 (Unaudited)
Assets:
 Investments in securities at market
  value (note 1) (cost $43,588,458).................. $48,644,727
 Cash in bank .......................................       3,564
 Receivable for fund shares sold.....................     454,647
 Receivable for securities sold .....................     288,273
 Dividends and accrued interest receivable ..........     197,637
 Other ..............................................       3,389
                                                      -----------
  Total assets ......................................  49,592,237
                                                      -----------

Liabilities:
 Payable for investment management
  services (note 3) .................................      31,457
 Payable for securities purchased ...................     159,295
 Other accrued expenses .............................       6,262
 Dividends payable ..................................     331,124
                                                      -----------
  Total liabilities .................................     528,138
                                                      -----------
Net assets at market value                            $49,064,099
                                                      ===========
Net assets consist of:
 Par value, $1 per share ............................ $ 3,672,759
 Paid-in capital in excess of par value .............  39,078,933
 Accumulated undistributed net realized
  gain on investments ...............................   1,250,075
 Net unrealized appreciation on investments (note 1)    5,056,269
 Undistributed net
  investment income .................................       6,063
                                                      -----------
Net assets at market value                            $49,064,099
                                                      ===========
Shares outstanding (note 4)..........................   3,672,759

Net asset value per share............................ $     13.36
                                                      ===========


STATEMENT OF OPERATIONS
          For the six months ended June 30, 1997 (Unaudited)
Investment income:
 Interest............................................ $   494,672
 Dividends...........................................     319,601
                                                      -----------
  Total investment income............................     814,273
                                                      -----------
Expenses:
 Management fees (note 3)............................     169,814
 Custodian fees (note 3).............................       4,983
 Directors' fees (note 3)............................       1,026
 Professional fees...................................       3,367
 Fund accounting fees ...............................      12,460
 Other...............................................       6,991
                                                      -----------
  Total expenses.....................................     198,641
                                                      -----------
  Net investment income.............................. $   615,632
                                                      ===========
Realized and unrealized gain on investments:
 Net realized gain from investments ................. $ 1,250,075
 Net increase in unrealized
  appreciation on investments .......................   1,576,724
                                                      -----------
   Net gain on investments...........................   2,826,799
   Net increase in net
   assets from operations............................ $ 3,442,431
                                                      ===========

  The accompanying notes are an integral part of these financial statements.


    OHIO NATIONAL FUND, INC.
    CAPITAL APPRECIATION PORTFOLIO

    STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
                                                                          6 Months Ended  Year Ended
                                                                             6-30-97       12-31-96
                                                                        -------------- -----------

    From operations:
     Net investment income ............................................... $   615,632   $ 1,121,488
     Realized gain on investments ........................................   1,250,075     1,168,575
     Unrealized gain on investments ......................................   1,576,724     2,026,474
                                                                          -------------- -----------
       Net increase in assets from operations.............................   3,442,431     4,316,537
                                                                           ------------- ------------

    Dividends and distributions to shareholders:
     Dividends declared ..................................................  (1,212,549)     (969,506)
     Capital gains distributions .........................................    (553,830)     (655,102)
                                                                           ------------- ------------
      Total dividends and distributions .................................   (1,766,379)   (1,624,608)
                                                                           ------------- ------------

    From capital share transactions (note 4):
     Received from shares sold ...........................................   8,827,624    16,614,123
     Received from dividends reinvested ..................................   1,766,379     1,624,608
     Paid for shares redeemed ............................................  (1,487,199)   (1,969,700)
                                                                           ------------- ------------
     Increase in net assets derived from capital share transactions......    9,106,804    16,269,031

        Increase in net assets ...........................................  10,782,856    18,960,960
    Net Assets:
     Beginning of period .................................................  38,281,243    19,320,283
                                                                           ------------- ------------

     End of period (a) ................................................... $49,064,099   $38,281,243
                                                                           ------------- ------------

    (a)   Includes undistributed net investment income of.................      $6,063   $   295,609
                                                                           ============= ============




    FINANCIAL HIGHLIGHTS (UNAUDITED)
                                                                  Six Months                         5-1-94
                                                                    Ended      Years Ended December    to
                                                                June 30, 1997     1996      1995    12-31-94
                                                                -------------   -------    ------   --------
    Per share data:
    Net asset value, beginning of period.......................    $12.93        $11.99    $10.25    $10.00
    Income from investment operations:
      Net investment income....................................      0.17          0.48      0.39      0.22
      Net realized and unrealized gain on investments .........      0.81          1.31      1.85      0.23
                                                                -------------   -------    ------   --------
        Total income from investment operations................      0.98          1.79      2.24      0.45
                                                                -------------   -------    ------   --------
    Less distributions:
      Dividends declared ......................................     (0.37)        (0.44)    (0.29)    (0.20)
      Distributions from net realized capital gains ...........     (0.18)        (0.41)    (0.21)     0.00
                                                                -------------   -------    ------   --------
        Total distributions....................................     (0.55)        (0.85)    (0.50)    (0.20)
                                                                -------------   -------    ------   --------
    Net asset value, end of period.............................    $13.36        $12.93    $11.99    $10.25
                                                                =============   =======    ======   =======

    Total return...............................................      7.95%(b)     15.75%    22.62%     4.53%(b)

    Ratios and supplemental data:
      Ratio of expenses to average net assets .................      0.93%(a)      0.97%     0.96%     0.98%(a,d)
      Ratio of net investment income to average net assets ....      2.88%(a)      3.90%     3.47%     3.24%(a,d)
    Portfolio turnover rate....................................        21%(b)        37%       32%       20%
    Average commission rate (c) ...............................     $0.04         $0.05       N/A       N/A

    Net assets at end of period (millions).....................     $49.1         $38.3     $19.3      $6.8

    (a) Annualized
    (b) Calculated on an aggregate basis (not annualized)
    (c) Represents the total dollar amount of commission paid on equity security transactions divided by the total number of shares purchased and sold for which commissions were charged.
    (d) The advisor has reimbursed certain operating expenses of the Capital Apprciation Portfolio for the period ending December 31, 1994.  Had the advisor not reimbursed such expenses, the annualized ratio of expenses to average net assets would have been 1.05% and the annualized ratio of net investment income to average net assets would have been 3.18%.

    The accompanying notes are an integral part of these financial statements.

SMALL CAP PORTFOLIO
OHIO NATIONAL FUND, INC.

OBJECTIVE
The Small Cap Portfolio seeks maximum capital growth by investing primarily in common stocks of small- and medium-size companies.

PERFORMANCE AS OF JUNE 30, 1997
Average Annual Total Returns:
One-year                     2.84%
Three-year                  23.22%
Five-year                     N/A
Since inception (4/30/94)   22.41%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

COMMENTS
The second quarter was obviously a big turnaround from quarter one. From a big picture standpoint, fears of accelerating inflation dissipated. With inflation continuing to remain at historically low levels, the market psychology quickly began discounting the chances of any rate increase. For the quarter, all averages were well into double-digit territory.

While the second quarter rebound was significant for small cap stocks, the market generally continues to be driven by large cap stocks. For the six months ended June 30, for instance, the S&P 500 Index was up twice as much as the Russell 2000 Index. Moreover, the Russell 2000's Growth component still lagged its Value component. We continue to expect market volatility and will take advantage of that to scale out of stocks on surges and purchase on declines.

Our long term bullishness continues to be driven by the global competitiveness that we believe is responsible for continued low inflation, and the global movement towards capitalism which spawns new corporate opportunities. We are in the midst of second quarter earnings releases as I write this letter, and so far, corporate earnings appear to be quite good. The prices of small company stocks are generally more volatile than the prices of large company stocks.

CHANGE IN VALUE OF $10,000 INVESTMENT

        Small Cap Portfolio
(Commenced operations April 30, 1984)             Russell 2000 Index
    Date        ROR          Value          Date        ROR          Value
    ----        ---          -----          ----        ---          -----
04/30/94                  $10,000.00      04/30/94                $10,000.00
06/30/94         1.44%    $10,144.00      06/30/94      -4.46%     $9,554.00
12/31/94        19.54%    $12,126.14      12/31/94       4.94%    $10,025.97
06/30/95        17.40%    $14,236.09      06/30/95      14.42%    $11,471.71
12/31/95        13.30%    $16,129.48      12/31/95      12.26%    $12,878.14
06/30/96        14.42%    $18,455.36      06/30/96      10.36%    $14,212.32
12/31/96         2.88%    $18,986.87      12/31/96       5.56%    $15,002.52
06/30/97        -0.04%    $18,979.28      06/30/97      10.20%    $16,532.78

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.


TOP 10 STOCKS AS OF JUNE 30, 1997

                                               % of Portfolio
1.  US Office Products                               2.3
2.  Healthcare Compare                               2.1
3.  CDW Computer Centers                             2.1
4.  Wolverine World Wide                             2.0
5.  Remec                                            2.0
6.  United Waste Systems                             1.9
7.  Digital Microwave Corp.                          1.8
8.  La Quinta Inns                                   1.7
9.  Watson Pharmaceutical Inc.                       1.7
10. P-Com Inc.                                       1.4
TOP 5 INDUSTRIES AS OF JUNE 30, 1997
                                               % of Portfolio
Medical and Related                                13.4
Computer and Related                               11.1
Business Services                                   8.7
Retail                                              7.6
Communications                                      7.3

The prices of small company stocks are generally more volatile than the prices of large company stocks.

    OHIO NATIONAL FUND, INC.
    SMALL CAP PORTFOLIO

    SCHEDULE OF INVESTMENTS                  JUNE 30, 1997 (UNAUDITED)

       Face                                                  Market
      Amount               Repurchase Agreements              Value
---------------------------------------------------------------------
                 FINANCIAL (13.4%)
    $6,239,000   Star Bank 5.250%  07-01-97
                   repurchase price $6,239,910
                   collateralized by GNMA certificates
                   pool #8359
                   due 01-20-24 (cost $6,220,000)           $6,239,000
                                                        --------------

                 TOTAL REPURCHASE AGREEMENTS
                    (13.4%) (COST $6,239,000)               $6,239,000
                                                        --------------

                                                             Market
        Shares               U.S. Common Stock                Value
----------------------------------------------------------------------
                 AEROSPACE (1.0%)
        19,000 * Tracor Inc.                                  $477,375
                                                        --------------

                 BUSINESS SERVICES (8.7%)
        21,775 * American Pad and Paper Co.                    367,453
         7,700 * Caribiner International Inc.                  251,213
        10,300 * Checkfree                                     181,538
        20,000 * Concord EFS, Inc.                             517,500
         2,950 * Metzler Group                                  96,612
        18,350 * Protection One Inc.                           247,725
         8,800 * Rural/Metro Corp.                             255,475
         7,000 * Sylvan Learning Systems Inc.                  238,000
        21,025 * Teletech Holdings Inc.                        547,964
        35,000 * US Office Products                          1,069,687
        12,225 * World Color Press, Inc.                       290,344
                                                        --------------
                                                             4,063,511
                                                        --------------

                 CHEMICALS (2.1%)
        18,400   Crompton & Knowles Corp.                      409,400
         9,475   OM Group                                      313,859
         5,075 * R.P. Scherer                                  261,997
                                                        --------------
                                                               985,256
                                                        --------------
                 COMMUNICATIONS (7.3%)
         9,000 * Cellular Communication Intl.                  301,500
        17,800 * Cellular Technical Services                   162,425
        28,475 * Digital Microwave Corp.                       854,250
        20,350 * P-Com Inc.                                    671,550
         9,475 * Pacific Gateway Exchange                      267,669
        27,450 * Periphonics Corp.                             590,175
        10,525 * Tel-Save Holdings                             160,506
         4,200 * Telco Communications                          136,500
         7,925 * Teledata Communications Ltd.                  272,422
                                                        --------------
                                                             3,416,997
                                                        --------------
                 CONSUMER PRODUCTS (0.3%)
         5,875 * JR Cigar                                      121,906
                                                        --------------

                 DRUGS (3.0%)
        19,775 * Parexel International Corp.                   627,856
        18,250 * Watson Pharmaceuticals Inc.                   771,063
                                                        --------------
                                                             1,398,919
                                                        --------------
                 DURABLE GOODS (1.0%)
        11,400 * Radisys Corp.                                 453,150
                                                        --------------

                 COMPUTER AND RELATED (11.1%)
        16,475 * Avant! Corp.                                 $468,531
        10,800 * BA Merchant Services, Inc.                    205,875
        18,175 * CDW Computer Centers Inc.                     964,411
         5,700 * CSG Systems Intl. Inc.                        175,988
        15,225 * Documentum                                    378,722
         5,750 * Electronic Arts                               193,344
        45,300 * Geoworks                                      263,306
        15,450 * HNC Software                                  589,031
        13,325 * Insight Enterprises Inc.                      400,583
         8,025 * Micro Linear Corp.                             84,262
        19,350 * Network General Corp.                         287,831
        11,137 * Scopus Technology Inc.                        249,190
        12,025 * Sterling Commerce Inc.                        395,322
        23,500 * Summit Design Inc.                            190,938
         6,725 * Veritas Software                              337,931
                                                        --------------
                                                             5,185,265
                                                        --------------
                 ELECTRONICS (7.3%)
        16,325 * Berg Electronics Corp.                        586,680
        11,746 * PRI Automation Inc.                           445,614
        39,113 * Remec Inc.                                    919,144
         7,825 * Sanmina Corp.                                 496,887
        12,400 * Sawtek Inc.                                   418,500
         6,800 * Speedfam International Inc.                   243,950
         9,075 * Vitesse Semiconductor Corp.                   296,639
                                                        --------------
                                                             3,407,414
                                                        --------------
                 ENTERTAINMENT AND LEISURE (0.6%)
        12,425 * Midway Games                                  265,584
                                                        --------------
                 FINANCE (1.1%)
         2,500   Banco Latinoamericano                         107,813
        14,600 * First USA Paymentech Inc.                     422,487
                                                        --------------
                                                               530,300
                                                        --------------
                 FOOD AND RELATED (1.8%)
        22,675 * JP Foodservice Inc.                           650,489
        13,950 * Peapod Inc.                                   156,938
                                                        --------------
                                                               807,427
                                                        --------------
                 HOTEL/LODGING (5.2%)
        14,375 * Doubletree Corp.                              591,172
        35,300   La Quinta Inns                                772,187
        17,450 * Signature Resorts Inc.                        603,116
        25,375 * Silverleaf Resorts Inc.                       390,141
         4,575 * Vistana                                        70,913
                                                        --------------
                                                             2,427,529
                                                        --------------
                 INDUSTRIAL SERVICES (4.2%)
        12,275 * Brooks Automation                             236,294
        12,000   Harsco Corp.                                  486,000
        12,250   Memtec Ltd. ADR                               330,750
        22,000 * United Waste Systems                          902,000
                                                        --------------
                                                             1,955,044
                                                        --------------
                 INSURANCE (1.9%)
         7,375   Executive Risk Inc.                           383,500
         7,100   Reliastar Financial Corp.                     519,188
                                                        --------------
                                                               902,688
                                                        --------------
                 MACHINERY (0.8%)
        14,875 * Rental Service Corp.                          390,469
                                                        --------------


    OHIO NATIONAL FUND, INC.
    SMALL CAP PORTFOLIO

    SCHEDULE OF INVESTMENTS                       JUNE 30, 1997 (UNAUDITED)

                                                             Market
        Shares               U.S. Common Stock                Value
                 MEDIA AND PUBLISHING (1.0%)
        10,325 * SFX Broadcasting Cl. A                       $435,586
                                                          ------------
                 MEDICAL AND RELATED (13.4%)
         9,300 * Advance Paradigm                              172,050
        15,500 * Covance                                       299,344
        10,750 * FPA Medical Managment                         254,641
        32,450 * HPR Inc.                                      600,325
        18,950 * Healthcare Compare                            992,506
         5,100 * Heartport Inc.                                 89,888
        13,375 * Henry Schein Inc.                             417,969
        34,750 * Medical Manager Corp.                         512,563
        13,000 * Multicare Companies Inc.                      355,875
         9,800 * NCS Healthcare Inc.                           297,675
        16,800   Omnicare Inc.                                 527,100
        24,050 * Orthodontic Centers of America                437,409
         7,950 * Pediatrix Medical Group                       364,208
        12,300 * Rexall Sundown Inc.                           479,700
        12,175 * Sunrise Assisted Living Inc.                  426,125
                                                          ------------
                                                             6,227,378
                                                          ------------
                 METALS AND MINING (0.4%)
        10,525   IMCO Recycling                                198,659
                                                          ------------

                 REAL ESTATE (1.3%)
        18,000 * Fairfield Communities Inc.                    605,250
                                                          ------------

                 RETAIL (7.6%)
        10,195 * Consolidated Stores Corp.                     354,265
        10,000 * Fred Meyer                                    516,875
        11,700 * Gymboree Corp.                                280,800
         4,700 * Linens N' Things                              139,238
        12,475 * Men's Wearhouse Inc.                          392,962
        11,350 * Proffitt's Inc.                               497,981
        23,225 * The Sports Authority Inc.                     451,436
        30,450   Wolverine World Wide                          924,919
                                                          ------------
                                                             3,558,476
                                                          ------------
                 TEXTILES (1.9%)
         9,325 * Kenneth Cole Products                         152,114
        12,000 * Nautica Enterprises Inc.                      317,250
        12,950   Warnaco Group                                 412,781
                                                          ------------
                                                               882,145
                                                          ------------
                 TRANSPORTATION (0.6%)
         9,000 * Mark VII Inc.                                 288,000
                                                          ------------

                 TOTAL U.S. COMMON STOCK
                    (83.6%)  (COST  $31,735,804)           $38,984,328
                                                          ------------

                                                           Market
       Shares          Foreign Common Stock                 Value
----------------------------------------------------------------------
                 BRITISH STERLING POUND:
                 MEDIA
        39,600 * Flextech Plc                                 $423,775

                 RETAIL
        36,500 * Next Plc                                      412,169

                 MISCELLANEOUS
        16,754   Wetherspoon (J.D.)                            379,915
                                                          ------------

                 TOTAL BRITISH STERLING POUND (2.6%          1,215,859
                                                          ------------

                 JAPANESE YEN:
                 MISCELLANEOUS
         8,000   Hoya Corp.                                    356,550
                                                          ------------

                 TOTAL JAPANESE YEN (0.7%)                     356,550
                                                          ------------

                 NETHERLANDS GUILDER:
                 MISCELLANEOUS
         4,530 * Hunter Douglas NV                             386,109

                 TRANSPORTATION
         7,100 * IHC Caland                                    388,823
                                                          ------------

                 TOTAL NETHERLANDS GUILDER (1.7%)              774,932
                                                          ------------

                 TOTAL FOREIGN COMMON STOCK
                    (5.0%) (COST  $1,475,934)               $2,347,341
                                                          ------------

                 TOTAL HOLDINGS
                    (COST $39,450,738) (a)                 $47,570,669
                                                          ============


*Non-income producing securities.
(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
SMALL CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
                                     JUNE 30, 1997 (UNAUDITED)
Assets:
 Investments in securities at market
  value (note 1) (cost $39,450,738).......................$47,570,669
 Cash in bank ............................................        493
 Receivable for fund shares sold..........................    132,113
 Receivable for securities sold ..........................     94,526
 Dividends and accrued interest receivable ...............      2,875
 Other ...................................................      2,676
                                                           ----------
  Total assets ........................................... 47,803,352
                                                           ----------

Liabilities:
 Payable for investment management
  services (note 3) ......................................     29,413
 Payable for securities purchased ........................    998,143
 Payable for shares redeemed .............................     71,270
 Other accrued expenses ..................................      4,051
                                                           ----------

  Total liabilities ......................................  1,102,877
                                                           ----------

Net assets at market value                                $46,700,475
                                                           ==========

Net assets consist of:
 Par value, $1 per share ................................. $2,591,541
 Paid-in capital in excess of par value .................. 37,290,619
 Accumulated undistributed net realized
  loss on investments (note 1)............................ (1,114,536)
 Net unrealized appreciation on investments (note 1)......  8,119,931
 Undistributed net investment loss .......................   (187,080)
                                                           ----------

Net assets at market value                                $46,700,475
                                                           ==========

Shares outstanding (note 4)...............................  2,591,541

Net asset value per share.................................     $18.02
                                                           ==========


STATEMENT OF OPERATIONS
                 FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

Investment income:
 Interest.................................................   $127,322
 Dividends................................................     22,664
                                                           ----------

  Total investment income.................................    149,986
                                                           ----------

Expenses:
 Management fees (note 3).................................    158,665
 Custodian fees (note 3)..................................      4,191
 Directors' fees (note 3).................................      1,026
 Professional fees........................................      3,367
 Fund accounting fees ....................................     12,610
 Other....................................................      5,779
                                                           ----------

  Total expenses..........................................    185,638
                                                           ----------

  Net investment loss ....................................   ($35,652)
                                                           ==========

Realized and unrealized gain (loss) on investments:
 Net realized loss from investments ......................  ($881,428)
 Net increase in unrealized
  appreciation on investments ............................  1,405,192
                                                           ----------

   Net gain on investments................................    523,764
                                                           ----------

   Net increase in net
   assets from operations.................................   $488,112
                                                           ==========
  The accompanying notes are an integral part of these financial statements.

    OHIO NATIONAL FUND, INC.
    SMALL CAP PORTFOLIO

    STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
                                                                                 6 Months Ended    Year Ended
                                                                                    6-30-97         12-31-96
                                                                                --------------    -----------
    From operations:
      Net investment loss ......................................................     ($35,652)     ($127,376)
      Realized loss on investments .............................................     (881,428)      (234,049)
      Unrealized gain on investments ...........................................    1,405,192      4,808,722
                                                                                --------------   ------------
         Net increase in assets from operations.................................      488,112      4,447,297
                                                                                --------------   ------------

    Dividends and distributions to shareholders:
      Capital gains distributions ..............................................            0       (542,566)
                                                                                --------------   ------------

    From capital share transactions (note 4):
      Received from shares sold ................................................    9,412,127     19,468,827
      Received from dividends reinvested .......................................            0        542,566
      Paid for shares redeemed .................................................   (1,663,473)    (1,490,446)
                                                                                --------------   ------------
        Increase in net assets derived from capital share transactions..........    7,748,654     18,520,947

          Increase in net assets ...............................................    8,236,766     22,425,678
    Net Assets:
      Beginning of period ......................................................   38,463,709     16,038,031
                                                                                --------------   ------------

      End of period (a) ........................................................  $46,700,475    $38,463,709
                                                                                ==============   ============

    (a) Includes undistributed net investment loss of...........................    ($187,080)     ($151,428)
                                                                                ==============   ============



    FINANCIAL HIGHLIGHTS (UNAUDITED)
                                                              Six Months                            5-1-94
                                                                Ended        Years Ended December     to
                                                              June 30, 1997      1996     1995     12-31-94
                                                              -------------    -------   ------    --------
    Per share data:
    Net asset value, beginning of period......................   $18.03        $15.85    $11.99    $10.00
    Income (loss) from investment operations:
      Net investment income (loss) ...........................    (0.02)        (0.08)    (0.02)     0.18
      Net realized and unrealized gain on investments ........     0.01          2.80      3.95      1.94
                                                              -------------    -------   ------    --------
        Total income (loss) from investment operations........    (0.01)         2.72      3.93      2.12
                                                              -------------    -------   ------    --------
    Less distributions:
      Dividends declared .....................................     0.00          0.00     (0.07)    (0.13)
      Distributions from net realized capital gains ..........     0.00         (0.54)     0.00      0.00
                                                              -------------    -------   ------    --------
        Total distributions...................................     0.00         (0.54)    (0.07)    (0.13)
                                                              -------------    -------   ------    --------
    Net asset value, end of period............................   $18.02        $18.03    $15.85    $11.99
                                                              =============    =======   ======    ========

    Total return..............................................   (0.04%)(b)     17.71%    33.01%    21.26%(b)

    Ratios and supplemental data:
      Ratio of expenses to average net assets ................     1.10%(a)      0.96%     0.96%     0.91%(a,d)
      Ratio of net investment income to average net assets ...     0.18%(a)    (0.48%)   (0.11%)     3.27%(a,d)
    Portfolio turnover rate...................................       38%(b)        70%       75%       22%
    Average commission rate (c) ..............................    $0.05         $0.06       N/A       N/A

    Net assets at end of period (millions)....................    $46.7         $38.5     $16.0      $3.3

    (a) Annualized
    (b) Calculated on an aggregate basis (not annualized)
    (c) Represents the total dollar amount of commission paid on equity security transactions divided by the total number of shares purchased and sold for which commissions were charged.
    (d) The advisor has reimbursed certain operating expenses of the Small Cap Portfolio for the period ending
        December 31, 1994.  Had the advisor not reimbursed such expenses, the annualized ratio of expenses to average net assets would have been .95% and the annualized ratio of net investment income to average net assets would have been 3.24%.

    The accompanying notes are an integral part of these financial statements.


GLOBAL CONTRARIAN PORTFOLIO
OHIO NATIONAL FUND, INC.

OBJECTIVE
The Global Contrarian Portfolio seeks to provide long-term growth of capital by investing in foreign and domestic securities that are undervalued or presently out of favor with other investors but have positive prospects for eventual appreciation.

PERFORMANCE AS OF JUNE 30, 1997
AVERAGE ANNUAL TOTAL RETURNS:
One-year                    12.24%
Three-year                    N/A
Five-year                     N/A
Since inception (3/31/95)   13.93%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

COMMENTS
The Global Contrarian Portfolio currently has a significant exposure to commodity and/or "hard asset" related stocks in the U.S. as well as over-seas. The portfolio also owns some small and obscure stocks worldwide which we believe are neglected. Finally, we hold some emerging market debt instruments, either corporate or sovereign. With the exception of gold related stocks, most commodity and commodity related stocks were up modestly in the second quarter. Both the U.S. and most foreign markets performed well in the second quarter. The emerging market debt instruments also performed well.

Unlike financial assets which have done very well over the past 15 years, hard assets such as natural resources, gold or even real estate have performed poorly. That situation is, in our view, unlikely to last forever.

CHANGE IN VALUE OF $10,000 INVESTMENT

        Global Contrarian Portfolio
(Commenced operations March 31, 1995)   Morgan Stanley Captl, Intl. World Index
    Date        ROR          Value          Date        ROR          Value
    ----        ---          -----          ----        ---          -----
03/31/95                  $10,000.00      03/31/95                $10,000.00
06/30/95         4.21%    $10,421.00      06/30/95       4.27%    $10,427.00
12/31/95         4.50%    $10,889.95      12/31/95      10.61%    $11,533.30
06/30/96         9.69%    $11,945.18      06/30/96       7.08%    $12,349.86
12/31/96         2.19%    $12,206.78      12/31/96       5.97%    $13,087.15
06/30/97         9.84%    $13,407.93      06/30/97      15.38%    $15,099.95

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

TOP 10 STOCKS AS OF JUNE 30, 1997
                                               % of Portfolio
1.  Secom Co., Ltd.                                  2.1
2.  Bank for International Settlements               2.0
3.  San Juan Basin Royalty Trust                     1.7
4.  Edipresse SA, Bearer                             1.7
5.  Franklin Electric                                1.6
6.  ED&F Man Group Plc.                              1.6
7.  Woodhead Industries Inc.                         1.6
8.  Teltrend                                         1.6
9.  BEI Electronics                                  1.5
10. Industrias Penoles                               1.4

TOP 5 COUNTRIES AS OF JUNE 30, 1997
                                               % of Portfolio
United States                                      32.3
Switzerland                                         7.6
Japan                                               6.4
France                                              4.7
Latin America                                       3.8

The risk associated with investing on a worldwide basis includes differences in regulation of financial data and reporting and currency exchanges as well as economic and political systems which may be different from those in the United States. The prices of small company stocks are generally more volatile than the prices of large company stocks.

OHIO NATIONAL FUND, INC.
GLOBAL CONTRARIAN PORTFOLIO

SCHEDULE OF INVESTMENTS               JUNE 30, 1997 (UNAUDITIED)

                                                      Market
   Shares           U.S. Common Stock                 Value
   ---------------------------------------------------------
            CHEMICALS (0.9%)
   10,000   Lawter International Inc.               $126,250
                                                    --------
            CAPITAL GOODS (5.4%)
    3,000   Bandag Inc. Class 'A'                    146,063
    4,000   Blount International Inc. Cl 'A'         170,250
    4,700   Franklin Electric Co., Inc.              233,825
   12,000   Woodhead Industries, Inc.                226,500
                                                    --------
                                                     776,638
                                                    --------
            COMPUTER AND RELATED (2.6%)
    5,000   NCR Corporation                          148,750
   15,000   Teltrend, Inc.                           219,375
                                                    --------
                                                     368,125
                                                    --------
            CONSUMER PRODUCTS (4.1%)
    1,000   Allen Organ Co. Class 'B'                 39,500
    5,000   Black & Decker Corp.                     185,938
    3,000   Dole Foods Company, Inc.                 128,250
    5,000   Furniture Brands International In         96,875
   10,000   Hancock Fabrics                          137,500
                                                    --------
                                                     588,063
                                                    --------
            ELECTRICAL EQUIPMENT (2.4%)
   20,000   BEI Electronics, Inc.                    220,000
   10,000   Sterling Electronics                     127,500
                                                    --------
                                                     347,500
                                                    --------
            ENERGY AND OIL (4.7%)
    2,535 * Enterra Corp.                             97,598
   38,100   Kaneb Services Inc.                      140,494
    8,000   North European Oil Royalty Trust         111,000
    1,700   Rochester & Pittsburgh Coal Co.           73,950
   30,000   San Juan Basin Royalty Trust             243,750
                                                    --------
                                                     666,792
                                                    --------
            FINANCE (3.4%)
    8,000 * Classic Bankshares Inc.                  112,000
    5,000 * East Texas Financial Services             90,000
    8,000 * First Federal Financial Services         108,000
    8,500   Redwood Financial Inc.                    91,375
    5,000   Southern Banc Co., Inc.                   76,562
                                                    --------
                                                     477,937
                                                    --------
            FORESTRY PRODUCTS (2.0%)
    1,000   Georgia Pacific Corp.                     85,375
    5,000   Greif Brothers Corp. Class 'A'           135,000
    1,500   Rayonier Inc.                             63,094
                                                    --------
                                                     283,469
                                                    --------
            MEDIA (0.1%)
    5,000 * Integrity Music, Inc. Class 'A'            9,375
                                                    --------
            METALS AND MINING (0.9%)
       50   Case Pomeroy, Inc. Class A                59,650
    1,000   Reynolds Metals Co.                       71,250
                                                    --------
                                                     130,900
                                                    --------
            REAL ESTATE (0.2%)
    2,000   Alico, Inc.                               39,250
                                                    --------
            Services (1.2%)
   10,000   Borg-Warner Security Corp.               178,750
                                                    --------

                                                    Market
   Shares               U.S. Common Stock           Value
   ---------------------------------------------------------
            TRANSPORTATION (0.5%)
    3,500   Kenan Transport Company               $   69,125
                                                  ----------
            Utilities (0.8%)
    2,000   Montana Power Co.                        115,938
                                                  ----------
            MISCELLANEOUS (2.7%)
   15,000 * Kaiser Ventures Inc.                     165,937
    4,000   UniFirst Corp.                            80,000
    5,200   Zero Corporation                         136,500
                                                  ----------
                                                     382,437
                                                  ----------
            TOTAL U.S. COMMON STOCK
              (31.9%) (COST $3,908,507)           $4,560,549
                                                  ----------

                                                    Market
   Shares            Foreign Common Stock            Value
   ---------------------------------------------------------
            SWITZERLAND (7.6%)
       40   Bank of Intl. Settlements (3)         $  280,918
    1,000   Edipresse SA, Bearer (25)                236,382
      300   Kuehne & Nagel Intl. AG (32)             184,995
       65   Schindler Holding AG PC (5)               81,278
      175   Sika Finanz AG Bearer (7)                156,903
      400   Societe Generale d'Affichage DRC (20)    145,255
                                                  ----------
                                                   1,085,731
                                                  ----------
            JAPAN (6.4%)
   20,000   Dai Tokyo Fire & Marine Ins. Co. (18)    115,983
   12,000   Dowa Fire & Marine Ins. Co. (18)          59,633
    2,500   Fuji Photo Film Co. Ltd. (9)             100,655
    2,500   Fuji Photo Film Co. Ltd. ADR (9)         100,938
    2,000   Koekisha Co. Ltd. (29)                    55,371
    7,000   Nittetsu Mining Co., Ltd. (22)            54,716
    4,000   Secom Co., Ltd. (29)                     293,799
    5,000   Tokio Marine & Fire Ins. Co. Ltd. (18)    65,502
      400   Toho Co. (20)                             66,026
                                                  ----------
                                                     912,623
                                                  ----------
            FRANCE (4.7%)
    2,150   Emin-Leydier (14)                        151,086
    2,000   Eramet (14)                               92,244
      200   Eurafrance (34)                           82,033
    1,000   Legrand ADP (10)                         125,432
      750   Marine Wendel (34)                        76,587
      800   Groupe NSC (19)                          103,477
      900   Rougier SA (14)                           47,101
                                                  ----------
                                                     677,960
                                                  ----------
            LATIN AMERICA (3.8%)
   10,000   Antofagasta Holdings plc (21)             76,271
   50,000   Cresud SA (1)                            111,516
   42,500   Industrias Penoles, SA de CV (1)         203,198
   35,360   Ledesma SA (1)                            42,438
  515,000   Grupo Fernandez Editors (25)             109,146
                                                  ----------
                                                     542,569
                                                  ----------
            HONG KONG (2.1%)
  254,457   CDL Hotels Intl. Ltd. (16)               103,465
  300,000   China-Hong Kong Photo Products (9)        87,131
  100,000   Shaw Brothers (Hong Kong) Ltd.(20)       112,301
                                                  ----------
                                                     302,897
                                                  ----------

OHIO NATIONAL FUND, INC.
GLOBAL CONTRARIAN PORTFOLIO
SCHEDULE OF INVESTMENTS                            JUNE 30, 199

                                                       Market
    Shares         Foreign Common Stock                Value
-------------------------------------------------------------
             GERMANY (1.9%)
       100   Axel Springer Verlag AG (20)          $   88,919
       325   Buderus AG (5)                           180,478
                                                   ----------
                                                      269,397
                                                   ----------
             UNITED KINGDOM (1.6%)
    70,000   ED & F Man (34)                          230,561
                                                   ----------
             NEW ZEALAND (1.2%)
    60,000   Carter Holt Harvey Limted (14)           155,574
     5,500   Shortland Properties, Ltd. (27)            3,743
    30,000   Wrightson Ltd. (1)                        19,192
                                                   ----------
                                                      178,509
                                                   ----------
             BELGIUM (1.0%)
       700   Engrais Rosier SA (34)                   149,872

             SINGAPORE (1.0%)
    85,000   Intraco Ltd. (34)                        112,961
     6,500   Singapore Bus Service Ltd. (32)           31,143
                                                   ----------
                                                      144,104
                                                   ----------
             SOUTH AFRICA (1.0%)
    50,000   Avgold Ltd. (22)                          49,068
    15,000   Vaal Reefs Exploration Ltd. (22)          72,188
     2,500   Western Areas Gold Mining Ltd. (2)        16,816
                                                   ----------
                                                      138,072
                                                   ----------
             CANADA (0.8%)
     5,000   Noranda, Inc. (21)                       107,716
                                                   ----------
             THAILAND (0.7%)
    20,000   Oriental Hotel (16)                       98,592
                                                   ----------
             SPAIN (0.6%)
    12,000   Energia e Industrias Aragonesas (7)       86,360
                                                   ----------
             NETHERLANDS (0.5%)
     1,300   Bosch & Keuning NV (20)                   44,131
     2,080   German City Estates NV (27)               28,519
                                                   ----------
                                                       72,650
                                                   ----------
             SWEDEN (0.4%)
     5,000   Bylock & Nordsjofrakt AB 'B'(32)          23,004
     5,000   Gorthon Lines (32)                        29,225
                                                   ----------
                                                       52,229
                                                   ----------
             PHILIPPINES (0.2%)
70,000,000   Manila Mining Corp. 'B' (22)              34,500

             MISCELLANEOUS (1.5%)
   100,000   Lonrho plc (34)                          212,096
                                                   ----------
             TOTAL FOREIGN COMMON STOCK
               (37.0%) (COST $5,163,671)           $5,296,438
                                                   ----------
             TOTAL COMMON STOCKS
                (68.9%) (COST  $9,072,178)         $9,856,987
                                                   ----------

                                                    Market
  Shares           U.S. Preferred Stock              Value
-------------------------------------------------------------
             MEDIA (0.4%)
     2,000   Cowles Media Co., Non voting          $   59,000
                                                   ----------

             Total U.S. Preferred Stock
               (0.4%) (Cost $46,250)               $   59,000
                                                   ----------

                                                      Market
  Shares              Foreign Preferred Stock         Value
-------------------------------------------------------------
             INDONESIA (1.5%)
     4,000   Freeport McMoRan Pfd. 'C' (22)        $  118,000
     5,000   Freeport McMoRan Pfd. 'D' (22)            91,250
                                                   ----------
                                                      209,250
                                                   ----------
             NEW ZEALAND (1.4%)
    35,000   Independent Press Communications (25)    198,890
                                                   ----------
             TOTAL FOREIGN PREFERRED STOCK
               (2.9%) (COST $426,641)              $  408,140
                                                   ----------

             TOTAL PREFERRED STOCK
               (3.3%) (COST $472,891)              $  467,140
                                                   ----------

   Face                                              Market
  Amount          Convertible Debentures             Value
-------------------------------------------------------------
             U.S. DOLLAR (0.9%)
   $50,000   Cheil Jedang 3.000%
                due 12-31-06 (9)                   $   60,250
    55,000   IRSA
                due 08-02-03 (4)                       62,150
                                                   ----------
                                                      122,400
                                                   ----------
             NON-U.S. DOLLAR (0.5%)
     2,000 FF Immobiliere Hoteliere  5.000%
                due 01-01-01 (16)                      64,060
    11,000 NZ Shortland Properties Inc.  7.500%
                due 12-31-98 (27)                       7,411
                                                   ----------
                                                       71,471
                                                   ----------
             Total Convertible Debentures
                (1.4%) (COST $190,145)             $  193,871
                                                   ----------

   Face                                            Market
  Amount        Non-Convertible Bonds               Value
-------------------------------------------------------------
             U.S. DOLLAR (6.6%)
   $50,000   Cemex SA 9.500%
                due 09-20-01 (6)                   $   51,733
   148,500   Federal Republic Of Brazil 6.500%
                due 04-15-06 (15)                     137,177
   200,000   Grupo Televisa 13.250%
                due 05-15-08 (20)                     139,750
   339,500   Republic of Argentina FRB 6.625%
                due 03-31-05 (15)                     319,342
   250,000   Republic of Venezuela  6.500%
                due 12-18-07 (15)                     232,031
    50,000   PT Pabrik Kertas Tjiwi Kimia
                13.250% due 08-01-01 (14)              57,128
                                                   ----------
                                                      937,161
                                                   ----------
             TOTAL NON-CONVERTIBLE BONDS
                (6.6%) (COST  $770,472)            $  937,161
                                                   ----------

OHIO NATIONAL FUND, INC.
GLOBAL CONTRARIAN PORTFOLIO

SCHEDULE OF INVESTMENTS                    JUNE 30, 1997 (UNAUDITED)


 FACE                                             MARKET
AMOUNT              SHORT-TERM NOTES              VALUE
------------------------------------------------------------
            AEROSPACE (3.1%)
 $450,000   Raytheon Co.
               5.870%  07-14-97                     $449,046
                                                   ---------
            Chemicals (9.5%)
  700,000   Praxair Inc.
               5.640%  07-01-97                      700,000
  669,000   Praxair Inc.
               5.720%  07-07-97                      668,362
                                                   ---------
                                                   1,368,362
                                                   ---------
            COMMUNICATIONS (4.9%)
  700,000   AT&T Capital Corp.
               6.100%  07-03-97                      699,763
                                                   ---------
            OIL, ENERGY & NATURAL GAS (3.8%)
  537,000   Louisiana Land & Exploration
               5.730%  07-03-97                      536,829
                                                   ---------
            TOTAL SHORT-TERM NOTES
               (21.3%) (COST  $3,054,000)         $3,054,000
                                                  ----------
            TOTAL HOLDINGS
               (COST  $13,559,686)(A)            $14,509,159
                                                 ===========

(a) Also represents cost for Federal Income tax purposes.
* Non-income producing securities.

Foreign Currencies
NZ - New Zealand Dollar
FF - French Franc



     Industry Classifications
     (1)   Agriculture                 (12)  Energy and Oil        (23)  Packaging
     (2)   Automotive                  (13)  Food & Beverage       (24)  Paper
     (3)   Banking                     (14)  Forest Products       (25)  Publishing
     (4)   Building Products           (15)  Governmental          (26)  Rail Equipment
     (5)   Capital Goods               (16)  Hotels                (27)  Real Estate
     (6)   Cement                      (17)  Health Care           (28)  Retailing
     (7)   Chemicals                   (18)  Insurance             (29)  Services
     (8)   Computer Products           (19)  Machinery             (30)  Steel
     (9)   Consumer Products           (20)  Media                 (31)  Textile
    (10)   Electrical Products         (21)  Metal (non-ferrous)   (32)  Transportation
    (11)   Electronics                 (22)  Mining                (33)  Utilities
                                                                   (34)  Miscellaneous



   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC
GLOBAL CONTRARIAN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
                                                       JUNE 30, 1997 (UNAUDITED)
Assets:
   Investments in securities at market
     value (note 1) (cost $13,559,686) ....................         $14,509,159
   Cash in bank ...........................................             197,588
   Unrealized gain on forward currency
     contracts (note 5) ...................................              43,221
   Receivable for fund shares sold ........................             256,604
   Receivable for securities sold .........................             272,954
   Dividends and accrued interest receivable ..............              59,248
   Other ..................................................                 145
                                                                   ------------
     Total assets .........................................          15,338,919
                                                                   ------------
Liabilities:
   Unrealized loss on forward currency
     contracts (note 5) ...................................               1,976
   Payable for securities purchased .......................             581,558
   Payable for investment management
     services (note 3) ....................................              10,574
   Other accrued expenses .................................               6,810
   Dividends payable ......................................             174,761
                                                                   ------------
     Total liabilities ....................................             775,879
                                                                   ------------

Net assets at market value ................................         $14,583,240
                                                                   ============
Net assets consist of:
   Par value, $1 per share ................................         $ 1,193,931
   Paid-in capital in excess of par value .................          11,941,133
   Accumulated undistributed net realized
     gain on investments ..................................             437,508
   Net unrealized appreciation (depreciation) on:
     Investments (note 1) .................................             949,473
     Foreign currency related transactions ................              (1,202)
     Forward currency contracts (note 5) ..................              41,245
   Undistributed net investment income ....................               1,152
                                                                   ------------

Net assets at market value ................................         $14,583,240
                                                                   ============

Shares outstanding (note 4) ...............................           1,193,931

Net asset value per share .................................         $     12.20
                                                                   ============
STATEMENT OF OPERATIONS
                              FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
Investment income:
  Interest ................................................          $  145,097
  Dividends (net of $6,952 foreign taxes withheld) ........             131,761
                                                                   ------------

    Total investment income ...............................             276,858
                                                                   ------------
Expenses:
  Management fees (note 3) ................................              57,768
  Custodian fees (note 3) .................................              20,683
  Directors' fees (note 3) ................................                 410
  Professional fees .......................................               1,347
  Other ...................................................               1,728
                                                                   ------------

    Total expenses ........................................              81,936
                                                                   ------------

    Net investment income .................................          $  194,922
                                                                   ============
Realized and unrealized gain (loss) on
  investments and foreign currency:
  Net realized gain from:
    Investments ...........................................          $  437,508
    Forward currency related transactions .................             107,352
  Net increase (decrease) in unrealized
    appreciation (depreciation) on:
      Investments .........................................             505,371
      Foreign currency related transactions ...............              (4,926)
                                                                   ------------
      Net gain on investments .............................           1,045,305
                                                                   ------------
      Net increase in net
      assets from operations ..............................          $1,240,227
                                                                   ============

    The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
GLOBAL CONTRARIAN PORTFOLIO


STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
                                                                       6 Months Ended       Year Ended
                                                                           6-30-97           12-31-96
                                                                        ------------     --------------
From operations:
   Net investment income ..........................................      $   194,922       $  1,901,178
   Realized gain on investments and foreign currency transactions .          544,860          7,010,378
   Unrealized gain on investments and foreign currency transactions          500,445          5,979,693
                                                                        ------------      -------------
       Net increase in assets from operations .....................        1,240,227         14,891,249
                                                                        ------------      -------------

Dividends and distributions to shareholders:
   Dividends declared .............................................         (393,195)        (4,697,527)
   Capital gains distributions ....................................         (203,560)        (1,691,528)
                                                                        ------------      -------------
       Total dividends and distributions ..........................          698,755          6,389,055
                                                                        ------------      -------------

From capital share transactions (note 4):
   Received from shares sold ......................................        3,223,549         37,362,568
   Received from dividends reinvested .............................          596,755          6,389,055
   Paid for shares redeemed .......................................       (1,190,289)        (5,558,345)
                                                                        ------------      -------------
     Increase in net assets derived from capital share transactions        2,630,015         38,193,278
         Increase in net assets ...................................        3,273,487         46,695,472
Net Assets:

   Beginning of period ............................................       11,289,753         90,593,727
                                                                        ------------      -------------

   End of period (a) ..............................................      $14,563,240       $137,289,199
                                                                        ============      =============

(a)  Includes undistributed net investment income of ..............      $     1,152       $    882,647
                                                                        ============      =============
Financial Highlights (Unaudited)


                                                               Six Months          Year          4-1-95
                                                                 Ended             Ended           to
                                                              June 30, 1997      12-31-96       12-31-95
                                                              -------------      --------       --------
Per share data:
Net asset value, beginning of period ..................         $11.66            $10.80         $10.00
Income from investment operations:
   Net investment income ..............................           0.18              0.28           0.13
   Net realized and unrealized gain on investments
     and foreign currency transactions ................           0.93              1.00           0.75
                                                                ------            ------         ------
       Total income from investment operations ........           1.11              1.28           0.88
                                                                ------            ------         ------
Less distributions:
   Dividends declared .................................          (0.36)            (0.33)         (0.08)
   Distributions from net realized capital gains ......          (0.21)            (0.09)          0.00
                                                                ------            ------         ------
     Total distributions ..............................          (0.57)            (0.42)         (0.08)
                                                                ------            ------         ------
Net asset value, end of period ........................         $12.20            $11.66         $10.80
                                                                ======            ======         ======

Total return ..........................................           9.84(b)          12.09%          8.89(b)

Ratios and supplemental data:
   Ratio of expenses to average net assets ............           1.27(a)           1.29%          1.58%(a,d)
   Ratio of net investment income to average net assets           3.03(a)           2.44%          1.64%(a,d)
Portfolio turnover rate ...............................             18%(b)            18%             6%(a)
Average commission rate (c) ...........................          $0.01             $0.03             N/A

Net assets at end of period (millions) ................          $14.6             $11.3         $  4.4

(a)  Annualized
(b)  Calculated on an aggregate basis (not annualized)
(c) Represents the total dollar amount of commission paid on equity security transactions divided by the total number of shares purchased and sold for which commissions were charged.
(d)  The advisor has reimbursed certain operating expenses of the Global
     Contrarian Portfolio for the period ended December 31, 1995. Had the advisor not reimbursed such expenses, the annualized ratio of expenses to average net assets would have been 1.90% and the annualized raio of net investment income to average net assets would have been 1.32%.

   The accompanying notes are an integral part of these financial statements.

AGGRESSIVE GROWTH PORTFOLIO
OHIO NATIONAL FUND, INC.

OBJECTIVE
The principal investment objective of the Aggressive Growth Portfolio is to seek capital growth. The portfolio invests in a diversified collection of securities believed to represent attractive growth opportunities.

PERFORMANCE AS OF JUNE 30, 1997
AVERAGE ANNUAL TOTAL RETURNS:
One-year                    7.80%
Three-year                   N/A
Five-year                    N/A
Since inception (3/31/95)  14.65%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

COMMENTS

With few exceptions, we have been very pleased with the quality and performance of the companies in the portfolio. Only a small portion of our companies have failed to deliver on their earnings projections. The vast majority have been meeting or exceeding expectations. This is a strong statement, considering the high expectations we have for companies in the portfolio. As a result, no significant changes were made to the portfolio during the quarter.

The U.S. stock market is benefiting from near-perfect conditions. Corporate earnings have been remarkably strong, so in most cases valuations have not become excessive even though stock prices have risen substantially. Inflation and interest rates remain in a secular decline, making fixed-income investments less attractive compared with stocks. The baby boomers are just beginning to ratchet up their savings for retirement, creating a huge demand for financial assets. This surge in demand comes at a time when the supply of stocks has not been growing as mergers, acquisitions and share repurchases have more than offset new stock offerings.

Of course, history tells us that these good times will eventually come to an end. But in the meantime, we plan to participate fully in this unusually good environment for common stocks. In addition, the valuations afforded most stocks remain well below those on the few large companies that dominate the major market indexes. We believe that eventually market interest will rotate to the sectors offering the best relative value. With our significant exposure to small- and mid-capitalization stocks, the portfolio is positioned to benefit from this expected rotation.

CHANGE IN VALUE OF $10,000 INVESTMENT

    Agressive Growth Portfolio
(Commenced Operations March 31, 1995)        NASDAQ Composite Index
    Date        ROR          Value          Date        ROR          Value
    ----        ---          -----          ----        ---          -----
03/31/95                  $10,000.00      03/31/95                $10,000.00
06/30/95        10.27%    $11,027.00      06/30/95      14.22%    $11,422.00
12/31/95        15.13%    $12,695.39      12/31/95      12.71%    $12,873.74
06/30/96        -1.74%    $12,474.49      06/30/96      12.63%    $14,499.69
12/31/96         2.55%    $12,792.58      12/31/96       8.95%    $15,797.41
06/30/97         5.13%    $13,448.84      06/30/97      11.70%    $17,645.71

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

TOP 10 STOCKS AS OF JUNE 30, 1997
                                               % of Portfolio
1.  Ocean Energy                                     4.5
2.  Danka Business Systems ADR                       4.5
3.  TCF Financial                                    2.3
4.  Rainforest Cafe, Inc.                            2.3
5.  Central Garden & Pet Co.                         2.3
6.  McKesson Corp.                                   1.9
7.  IBM                                              1.8
8.  Dentsply                                         1.8
9.  Sybron International                             1.8
10. Noble Drilling                                   1.7

TOP 5 INDUSTRIES AS OF JUNE 30, 1997
                                               % of Portfolio
Business Services                                  14.4
Oil, Energy & Natural Gas                          12.3
Medical and Related                                11.1
Computer and Related                               10.3
Retail                                             10.3

The prices of small company stocks are generally more volatile than the prices of large company stocks.

    OHIO NATIONAL FUND, INC.
    AGGRESSIVE GROWTH

    SCHEDULE OF INVESTMENTS                           JUNE 30, 1997 (UNAUDITED)

                                                                        Market
         Shares                         Common Stock                     Value
--------------------------------------------------------------------------------
                            AEROSPACE (1.3%)
        5,800               Greenwich Air Service Cl. B                $168,563
        1,800             * UNC Inc.                                     26,325
                                                                      ---------
                                                                        194,888
                                                                      ---------
                            AUTOMOTIVE AND RELATED (4.7%)
        7,000             * Coach USA Inc.                              185,937
        4,950               Harley-Davidson, Inc.                       237,291
        4,700               Hertz Corporation                           169,200
        8,350             * Miller Industries Inc.                      133,600
                                                                      ---------
                                                                        726,028
                                                                      ---------
                            BANKING (5.0%)
        1,200               BankAmerica Corp.                            77,475
        1,304               Chase Manhattan Corp.                       126,569
        1,225               Citicorp                                    147,689
          600               Household International, Inc.                70,463
        7,000               TCF Financial Corp.                         345,625
                                                                      ---------
                                                                        767,821
                                                                      ---------
                            BUSINESS SERVICES (14.4%)
        5,323             * Accustaff Inc.                              126,089
          500             * Action Performance Co.                       12,125
        1,900             * Budget Group Inc.                            65,550
        6,200             * CUC International                           160,037
          450             * Ceridian Corporation                         19,013
        3,100             * Checkfree Corporation                        54,637
        4,800             * Consolidated Graphics, Inc.                 200,400
       16,975               Danka Business Systems ADR                  693,853
        1,150             * Equity Corporation International             27,816
        2,650             * Fiserv Inc.                                 118,256
        3,600             * Hub Group Inc. Cl. A                        108,450
        1,700             * Lason Inc.                                   47,812
        3,275             * Outdoor Systems Inc.                        125,269
        5,550             * PMT Services Inc.                            84,638
        3,050               Pittston Brink's Group                       91,500
        6,000             * Sitel Corporation                           123,750
          800               Stewart Enterprises Inc. Cl. A               33,600
        3,200             * Universal Outdoor Holdings                  111,600
                                                                      ---------
                                                                      2,204,395
                                                                      ---------
                            COMPUTER AND RELATED (10.3%)
        2,750             * America Online, Inc.                        152,969
        1,200             * Aware Inc.                                   17,700
        2,200             * Compaq Computer Corp.                       218,350
        2,150               Computer Associates Intl. Inc.              119,728
          700             * Emulex Corporation                           10,675
        2,850             * Hummingbird Communications Ltd.              73,209
        4,850             * Individual Inc.                              19,400
          525               Intel Corp.                                  74,452
        3,000               International Business Machines             270,562
        1,700             * Iona Technologies ADR                        33,575
        2,210             * McAfee Associates Inc.                      139,506
          600             * Microsoft Corp.                              75,825
        2,100             * National Techteam Inc.                       44,888
        1,000             * Registry Inc.                                46,000
          400             * Sabre Group Holdings Inc.                    10,850
        3,250             * Sterling Commerce Inc.                      106,844
        1,900             * Storage Technology Corp.                     84,550
        3,380             * Sykes Enterprises Inc.                       87,880
                                                                      ---------
                                                                      1,586,963
                            COMMUNICATIONS (0.7%)
          400             * Ascend Communications Inc.                  $15,750
        2,000             * Communications Central Inc.                  22,000
        1,500             * Micros Systems Inc.                          63,000
                                                                      ---------
                                                                        100,750
                                                                      ---------
                            CONSUMER PRODUCTS (2.2%)
        3,350             * Bacou USA Inc.                               54,438
          300               Newell Companies, Inc.                       11,887
        2,500               Philip Morris Companies, Inc.               110,937
        1,600               Regis Corporation                            37,800
        3,250               Service Corporation International           106,844
          400               Sunbeam Corporation Inc.                     15,100
                                                                      ---------
                                                                        337,006
                                                                      ---------
                            DRUGS (3.1%)
       27,300             * Halsey Drug Co. Inc.                        126,262
        5,700             * Ivax Corp.                                   63,769
        3,825               McKesson Corp.                              296,438
                                                                      ---------
                                                                        486,469
                                                                      ---------
                            DURABLE GOODS (2.0%)
        3,550               Applied Power Inc. Cl. A                    183,269
          600             * Iron Mountain Inc.                           18,000
        4,500               Watsco Inc.                                 112,500
                                                                      ---------
                                                                        313,769
                                                                      ---------
                            ELECTRICAL EQUIPMENT (4.4%)
        2,700               Belden Inc.                                  91,969
        2,250             * Berg Electronics Corp.                       80,859
          800             * General Cable Corp.                          20,500
        1,100             * General Instrument Corp.                     27,500
        2,075               Harman International Industries Inc.         87,409
        5,850             * Kent Electronics Corp.                      214,622
          600             * Micron Technology                            23,963
        1,400               Scientific Atlanta Inc.                      30,625
          300             * Uniphase Corp.                               17,475
        1,400               Westinghouse Electric Corp.                  32,375
          550               Xerox Corp.                                  43,381
                                                                      ---------
                                                                        670,678
                                                                      ---------
                            ENTERTAINMENT AND LEISURE (1.7%)
        8,200               International Game Technology               145,550
        2,200             * Regal Cinemas Inc.                           72,600
        1,426             * SCP Pool Corp.                               41,722
                                                                      ---------
                                                                        259,872
                                                                      ---------
                            FINANCE (2.8%)
        2,100               American Express Co.                        156,450
        4,000             * Associates First Capital Corp.              222,000
        3,250               Rollins Truck Leasing Corp.                  48,344
                                                                      ---------
                                                                        426,794
                                                                      ---------
                            FOOD & RELATED (0.1%)
          300               Lancaster Colony Corp.                       14,512

                            HOTEL/LODGING (0.9%)
        5,600             * Candlewood Hotel Co. Inc.                    46,900
        1,700             * Host Marriott Corp.                          30,281
        1,500             * Promos Hotel Corp.                           58,125
                                                                      ---------
                                                                        135,306
                                                                      ---------

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS                               JUNE 30, 1997 (UNAUDITED)

                                                                       Market
      Shares                             Common Stock                   Value
--------------------------------------------------------------------------------
                           INDUSTRIAL SERVICES (2.3%)
       5,250             * Hexcel Corp.                                 $90,563
       1,450             * MSC Industrial Direct Co. Cl. A               58,181
         350               National Service Industries                   17,041
         300             * Waste Industries Inc.                          5,288
       7,700             * Wilmar Industries Inc.                       187,686
                                                                      ---------
                                                                        358,759
                                                                      ---------
                           INSURANCE (0.9%)
       1,700               Conesco, Inc.                                 62,900
         250               Hartford Financial Services Group             20,688
       1,100               MGIC Investment Corp.                         52,731
                                                                      ---------
                                                                        136,319
                                                                      ---------
                           MEDIA AND PUBLISHING (1.6%)
       2,500             * Clear Channel Communications                 153,750
       5,850             * Getty Communications PLC ADR                  86,288
                                                                      ---------
                                                                        240,038
                                                                      ---------
                           MEDICAL AND RELATED (11.1%)
       1,200             * American Oncology Resources                   20,250
         600               Baxter International Inc.                     31,350
       1,100               Becton Dickinson & Company                    55,687
       1,250             * Boston Scientific Corp.                       76,797
       8,000             * Cohr Inc.                                    150,000
       2,850             * Covance Inc.                                  55,041
         600             * Cytyc Corporation                             16,275
       5,525               Dentsply International Inc.                  270,725
       1,950             * NCS Healthcare Inc. Cl. A                     59,231
       1,050               Omnicare Inc.                                 32,944
       2,650             * Sabratek Corp.                                74,200
       5,700             * Steris Corp.                                 213,038
      18,500             * Suburban Ostomy Supply Co.                   173,437
       6,775             * Sybron International Corp.-Wis.              270,153
      13,875             * United Dental Care Inc.                      208,125
                                                                      ---------
                                                                      1,707,253
                                                                      ---------
                           OIL, ENERGY AND NATURAL GAS (12.3%)
       1,500             * Cooper Cameron Corp.                          70,125
       2,200             * Ensco International Inc.                     116,050
       2,200             * Global Marine Inc.                            51,150
       6,700             * Marine Drilling Company Inc.                 131,487
       4,300             * Nabors Industries Inc.                       107,500
      11,650             * Noble Drilling Corp.                         262,853
      15,025             * Ocean Energy Corp                            694,906
         750             * Rowan Companies, Inc.                         21,141
       1,400             * Santa Fe Interantional Corp.                  47,600
       1,100               Schlumberger Ltd.                            137,500
       8,950               Union Pacific Resources                      222,631
         550               Wilcor Inc.                                   21,416
                                                                      ---------
                                                                      1,884,359
                                                                      ---------

                           RESTAURANTS (3.1%)
       5,050             * Casa Ole' Restaurants Inc.                    46,712
      18,410             * Quality Dining Inc.                           86,297
      13,600             * Rainforest Cafe Inc.                         345,100
                                                                      ---------
                                                                        478,109
                                                                      ---------
                           REAL ESTATE AND LEASING (0.1%)
         400               Charles E. Smith Residential Rlty            $11,550
                                                                  -------------
                           RETAIL (10.3%)
       3,250             * Borders Group Inc.                            78,406
       1,200               Casey's General Store                         25,838
      13,850             * Central Garden and Pet Co.                   346,250
       5,085             * Consolidated Stores Corp.                    176,704
       2,800             * Eagle Hardware & Garden Co.                   64,050
       1,850             * Goody's Family Clothing Co.                   50,644
       5,050             * Just For Feet Inc.                            88,059
      29,150             * Movie Gallery Inc.                           185,831
       6,500             * Renters Choice Inc.                          129,188
       1,600               Rite Aid Corp.                                79,800
       1,900               Shopko Stores Inc.                            48,450
       4,900             * Staples Inc.                                 113,925
       1,400             * U.S. Office Products                          42,787
       7,650             * Zale Corp.                                   151,566
                                                                  -------------
                                                                      1,581,498
                                                                  -------------
                           TRANSPORTATION & EQUIPMENT (1.1%)
       1,900               Burlington Northern Santa Fe                 170,762
                                                                  -------------

                           TOTAL COMMON STOCK
                            (96.4%)  (Cost $13,693,601)             $14,793,898
                                                                  -------------


Face                                                                  Market
Amount                             Repurchase Agreements               Value
--------------------------------------------------------------------------------
                           FINANCIAL (1.7%)
    $267,000               Star Bank 5.250%  due 07-01-97
                           repurchase price $267,039
                           collateralized by GNMA certificates
                           pool #8359
                           due  01-20-24 (cost $270,000)               $267,000
                                                                  -------------

                           TOTAL REPURCHASE AGREEMENTS
                           (1.7%) (Cost  $267,000)                     $267,000
                                                                  -------------

                           TOTAL HOLDINGS
                           (Cost $13,960,601) (a)                   $15,060,898
                                                                  =============

*Non-income producing securities.

(a)  Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
                                                        JUNE 30, 1997 (UNAUDITED)
Assets:
   Investments in securities at market
     value (note 1) (cost $13,960,601)  .........................      $15,060,898
   Cash in bank .................................................              935
   Receivable for fund shares sold ..............................           91,540
   Receivable for securities sold ...............................          401,331
   Dividends and accrued interest receivable ....................            6,689
   Other ........................................................              822
                                                                      ------------

     Total assets ...............................................       15,562,215
                                                                      ------------
Liabilities:
   Payable for investment management
     services (note 3) ..........................................            9,802
   Payable for securities purchased .............................          112,986
   Payable for shares redeemed ..................................           12,933
   Other accrued expenses .......................................            1,006
                                                                      ------------

     Total liabilities ..........................................          136,727
                                                                      ------------

Net assets at market value ......................................      $15,425,488
                                                                      ============
Net assets consist of:
   Par value, $1 per share ......................................       $1,484,170
   Paid-in capital in excess of par value .......................       14,002,223
   Accumulated undistributed net realized
     loss on investments (note 1) ...............................       (1,146,080)
   Net unrealized appreciation on investments (note 1).                  1,100,297
   Undistributed net investment loss ............................          (15,122)
                                                                      ------------

Net assets at market value ......................................      $15,425,488
                                                                      ============

Shares outstanding (note 4)  ....................................        1,484,170

Net asset value per share .......................................           $10.39
                                                                      ============
STATEMENT OF OPERATIONS
                              FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
Investment income:
  Interest ......................................................          $18,352
  Dividends .....................................................           28,360
                                                                      ------------

    Total investment income .....................................           46,712
                                                                      ------------
Expenses:
  Management fees (note 3) ......................................           51,438
  Custodian fees (note 3) .......................................            1,956
  Directors' fees (note 3) ......................................              364
  Professional fees .............................................            1,198
  Fund accounting fees ..........................................            4,123
  Other .........................................................            2,753
                                                                      ------------

    Total expenses ..............................................           61,832
                                                                      ------------

    Net investment loss .........................................         ($15,120)
                                                                      ============
Realized and unrealized gain on investments:
  Net realized gain from investments ............................         $278,142
  Net increase in unrealized
    appreciation on investments .................................          554,278
                                                                      ------------

      Net gain on investments ...................................          832,420
                                                                      ------------
      Net increase in net
      assets from operations ....................................         $817,300
                                                                      ============

The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                            6 Months Ended           Year Ended
                                                                                6-30-97               12-31-96
                                                                             ------------           ------------
From operations:
   Net investment income (loss) ...................................              ($15,120)            $1,259,285
   Realized gain (loss) on investments ............................               278,142             (1,358,319)
   Unrealized gain on investments .................................               554,278                377,912
                                                                             ------------           ------------
       Net increase in assets from operations .....................               817,300                278,878
                                                                             ------------           ------------

Dividends and distributions to shareholders:
   Dividends declared .............................................              (172,523)            (1,271,325)
                                                                             ------------           ------------

From capital share transactions (note 4):
   Received from shares sold ......................................             3,627,392              8,883,382
   Received from dividends reinvested .............................               172,523              1,271,325
   Paid for shares redeemed .......................................            (1,028,783)            (1,158,142)
                                                                             ------------           ------------
     Increase in net assets derived from capital share transactions             2,771,132              8,996,565

         Increase in net assets ...................................             3,415,909              8,004,118
Net Assets:
   Beginning of period ............................................            12,009,579              4,005,461
                                                                             ------------           ------------

   End of period (a) ..............................................           $15,425,488            $12,009,579
                                                                             ============           ============

(a)  Includes undistributed net investment income (loss) of .......              ($15,122)              $172,523
                                                                             ============           ============
FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                                    Six Months             Year             4-1-95
                                                                      Ended                Ended              to
                                                                   June 30, 1997          12-31-96         12-31-95
                                                                   -------------          --------         --------

Per share data:
Net asset value, beginning of period ......................            $10.03               $11.84            $10.00
Income from investment operations:
   Net investment income (loss) ...........................             (0.01)                1.64              1.56
   Net realized and unrealized gain (loss) on investments .              0.51                (1.59)             1.08
                                                                      -------             --------          --------
     Total income from investment operations ..............              0.50                 0.05              2.64
                                                                      -------             --------          --------
Less distributions:
   Dividends declared .....................................             (0.14)               (1.86)            (0.80)
                                                                      -------             --------          --------

Net asset value, end of period ............................            $10.39               $10.03            $11.84
                                                                      =======             ========          ========

Total return ..............................................              5.13%(b)             0.76%            26.95%(b)

Ratios and supplemental data:
   Ratio of expenses to average net assets ................              0.95%(a)             1.01%             1.02%(a)
   Ratio of net investment income to average net assets ...             (0.23%)(a)           15.81%            18.18%(a)
Portfolio turnover rate ...................................               105%(b)             1987%             1488%
Average commission rate (c) ...............................             $0.06                $0.03               N/A

Net assets at end of period (millions) ....................             $15.4                $12.0              $4.0


(a)  Annualized
(b)  Calculated on an aggregate basis (not annualized)
(c) Represents the total dollar amount of commission paid on equity security transactions divided by the total number of shares purchased and sold for which commissions were charged.

   The accompanying notes are an integral part of these financial statements.

CORE GROWTH PORTFOLIO
OHIO NATIONAL FUND, INC.

OBJECTIVE

The objective of the Core Growth Portfolio is to provide long-term capital appreciation.

PERFORMANCE AS OF JUNE 30, 1997

TOTAL RETURN:
One-year                    N/A
Three-year                  N/A
Five-year                   N/A
Since inception (1/3/97)   0.80%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

COMMENTS

While June's moderate gains don't give us cause for great celebration, the advance was welcome given that the second quarter began with small cap stock performance lagging that of the large caps by a magnitude not seen since 1937. Larger cap stocks and blue-chip type names continued to log solid gains during June. Despite the fact that large cap equities slightly outperformed the Russell 2000 Index and our relevant growth benchmarks for the month, the strong performance of the big caps is in many ways a positive sign for the broader market. It suggests that investors still believe strongly in domestic equities, and as the economy remains stable it can only be a matter of time before that support spreads to lift smaller cap stocks as well.

We are just completing the period of earnings pre-releases. Certainly, there were some negative announcements regarding June numbers, some of which came from companies we monitor in the Pilgrim Baxter universe. However, investors seemed more willing to accept this round of earnings shortfalls as isolated, company-specific events, rather than letting a few announcements infect an entire sector.

Another sign that the health of smaller cap and growth stocks is returning, initial public offerings and secondaries have resumed. The deals span more industries than just technology and they are not being bid up or down as egregiously as is the case when small cap stocks have peaked or gone too far.

During the next few weeks the market will be digesting and reacting to what we expect to be some very positive earnings news. If investors are once again willing to look at smaller companies and reward real growth in earnings, which hasn't been the case for more than a year, then we believe there will be some very positive days ahead for the types of companies we focus on.

CHANGE IN VALUE OF $10,000 INVESTMENT

       Core Growth Portfolio
(Commenced Operations January 3, 1997)            Russell 2000 Index
    Date        ROR          Value          Date        ROR          Value
    ----        ---          -----          ----        ---          -----
12/31/96                  $10,000.00      12/31/96                $10,000.00
06/30/97         0.80%    $10,080.00      06/30/97      17.76%    $11,776.00

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

TOP 10 STOCKS AS OF JUNE 30, 1997
                                               % of Portfolio
1.  Advanced Fibre Communications                    1.9
2.  Clear Channel Communications                     1.8
3.  Gartner Group                                    1.8
4.  Cambridge Technology                             1.7
5.  Parexel                                          1.7
6.  Teletech Holdings                                1.7
7.  Applied Materials                                1.7
8.  Sitel                                            1.6
9.  HBO                                              1.6
10. The Money Store                                  1.6

TOP 5 INDUSTRIES AS OF JUNE 30, 1997
                                               % of Portfolio
Computer and Related                               22.8
Business Services                                  15.4
Medical and Related                                 9.3
Communications                                      6.8
Electrical Equipment                                4.9

The prices of small company stocks are generally more volatile than the prices of large company stocks.

OHIO NATIONAL FUND, INC.
CORE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS                                JUNE 30, 1997 (UNAUDITED)


  Face                                             Market
  Amount            Repurchase Agreements          Value
--------------------------------------------------------------
            FINANCIAL (14.3%)
 $978,000   Star Bank 5.250% due 07-01-97
              repurchase price $978,143
              collateralized by GNMA certificates
              pool #8359
              due 01-20-24 (cost $978,000)        $978,000
                                              ------------
            TOTAL REPURCHASE AGREEMENTS
              (14.3%)  (COST $978,000)            $978,000
                                              ------------



                                                    Market
  Shares                Common Stock                Value
--------------------------------------------------------------
            AUTOMOTIVE AND RELATED (2.5%)
    1,600   Harley Davidson                        $76,700
    6,100 * Miller Industries Inc.                  97,600
                                              ------------
                                                   174,300
                                              ------------
            BUSINESS SERVICES (15.4%)
    2,500 * Accustaff Inc.                          59,219
    2,800 * Apollo Group                            98,700
    2,600 * Corrections Corp.                      103,350
    3,000 * CUC International Inc.                  77,438
    3,700 * Cambridge Technology Partners          118,400
    3,400 * Gartner Group                          122,187
    1,200 * HFS Inc.                                69,600
    2,200 * Romac International Inc.                72,050
    1,100 * RWD Technologies                        18,975
    5,400 * Sitel Corp.                            111,375
    4,500 * Teletech Holdings                      117,281
    2,900 * US Office Products Corp.                88,631
                                              ------------
                                                 1,057,206
                                              ------------
            COMMUNICATIONS (6.8%)
    3,000 * ADC Telecommunications                 100,125
    2,100 * Advanced Fibre Communications          126,788
    2,900 * LCI International                       63,437
    3,700 * Pairgain                                57,350
    1,900 * Tellabs Inc.                           106,163
      900 * Videoserver Inc.                        11,925
                                              ------------
                                                   465,788
                                              ------------
            COMPUTER AND RELATED (22.8%)
    2,800 * Aspen Technology                       105,350
    1,900 * CDW Computer Centers Inc.              100,819
      900 * Cognex Corp.                            23,850
    1,100 * Computer Sciences Corp.                 79,338
      300 * Dell Computers                          35,231
    2,300 * Electronics for Imaging                108,675
    1,600   HBO & Co.                              110,200
    2,700 * HNC Software                           102,937
      400   Intel Inc.                              56,725
      500 * International Network Services          13,000
    2,200 * Manugistics Inc.                        97,900
    1,700 * McAffe Associates                      107,312
      400 * MicroTouch Inc.                          9,200
    2,000 * Parametric Technology Corp.             85,125
    2,400 * Remedy Corp.                            96,000
    2,000 * Rational Software Corp.                 33,625
    2,200 * Security Dynamics                       81,125
    2,300 * Sterling Commercial                     75,612
    3,250 * Scopus Technology                       72,719
    2,300 * Synopsys Inc.                           84,525
    1,200 * Visio Software                          84,600
                                              ------------
                                                 1,563,868
                                              ------------


                                                    Market
  Shares              Common Stock                  Value
--------------------------------------------------------------
            CONSUMER PRODUCTS (1.6%)
    3,150 * Blyth Industries Inc.                 $106,313
                                              ------------

            DRUGS (5.2%)
    2,500 * Dura Pharmacy                           99,688
      700   Eli Lilly                               76,519
    3,700 * PAREXEL INTERNATIONAL                  117,475
      900 * Quintiles Transnational Corp.           62,662
                                              ------------
                                                   356,344
                                              ------------
            DURABLE GOODS (0.3%)
    1,100 * Comfort Systems                         17,188
                                              ------------

            ELECTRICAL EQUIPMENT (4.9%)
    1,900 * Altera Corp.                            95,950
    1,700   Linear Tech                             87,975
    3,200 * Microchip Technology                    95,200
    1,700 * Thermo Electronics                      58,438
                                              ------------
                                                   337,563
                                              ------------
            ENTERTAINMENT AND LEISURE (1.0%)
    2,100 * Regal Cinemas                           69,300
                                              ------------

            FINANCIAL SERVICES (4.0%)
    1,800   Associates First Capital Co.            99,900
    1,200 * Seacor Smit Inc.                        62,775
    3,800   The Money Store                        109,013
                                              ------------
                                                   271,688
                                              ------------
            HOTEL/LODGING (1.1%)
    1,100 * Capstar Hotel Co.                       35,200
    1,100 * Signature Resorts                       38,019
                                              ------------
                                                    73,219
                                              ------------
            INDUSTRIAL SERVICES (2.9%)
    2,200 * United States Filter Corp.              59,950
    2,100 * USA Waste Services Inc.                 81,113
    1,400 * UTD Waste                               57,400
                                              ------------
                                                   198,463
                                              ------------
            MACHINERY (1.7%)
    1,600 * Applied Material                       113,300
                                              ------------

            MEDIA AND PUBLISHING (1.8%)
    2,000 * Clear Channel Communications           123,000
                                              ------------

            MEDICAL AND RELATED (9.3%)
      300 * Gulf Southern Medical                    5,850
    3,600 * Health Management Associates           102,600
    4,200 * Healthsouth Corp.                      104,737
    2,300 * NCS Healthcare                          69,862
    3,000   Omnicare Inc.                           94,125
    1,400 * Oxford Health                          100,450
    3,100 * Phycor Inc.                            106,756
    2,600 * Physician Sales                         49,400
                                              ------------
                                                   633,780
                                              ------------
            OIL, ENERGY AND NATURAL GAS (0.8%)
    1,800 * Varco International                     58,050
                                              ------------


OHIO NATIONAL FUND, INC.
CORE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS                               JUNE 30, 1997 (UNAUDITED)

                                                                Market
    Shares                      Common Stock                     Value
    -------------------------------------------------------------------
            RETAIL (0.6%)
    1,700 * West Marine                                       $43,775
                                                         ------------

            TEXTILES AND RELATED (2.7%)
    1,300 * Jones Apparel                                      62,075
      600 * Ralph Lauren                                       16,425
      400   St. John Knits                                     21,600
    2,100 * Tommy Hilfiger                                     84,393
                                                         ------------
                                                              184,493
                                                         ------------
            TRANSPORTATION (0.5%)
    1,400 * Eagle USA Air Freight                              37,975
                                                         ------------

            TOTAL COMMON STOCK
               (85.9%) (COST $5,316,211)                   $5,885,613
                                                         ------------

            TOTAL HOLDINGS
              (COST $6,294,211)                            $6,863,613
                                                         ============



(a)  Also represents cost for Federal income tax purposes.
*  Non-income producing security.

   The accompanying notes are an integral part of these financial statements.


OHIO NATIONAL FUND, INC.
CORE GROWTH PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES
                                                     JUNE 30, 1997

Assets:
 Investments in securities at market
  value (note 1) (cost $6,294,211) ....................$6,863,613
 Cash in bank .........................................       418
 Receivable for fund shares sold.......................   146,081
 Receivable for securities sold .......................     7,725
 Dividends and accrued interest receivable ............       184
                                                       ----------
  Total assets ........................................ 7,018,021
                                                       ----------

Liabilities:
 Payable for securities purchased .....................    14,300
 Payable for investment management
  services (note 3) ...................................     5,069
 Other accrued expenses ...............................     1,810
                                                       ----------

  Total liabilities ...................................    21,179
                                                       ----------

Net assets at market value                             $6,996,842
                                                       ==========

Net assets consist of:
 Par value, $1 per share ..............................  $694,687
 Paid-in capital in excess of par value ............... 5,934,244
 Accumulated undistributed net realized
  loss on investments .................................  (198,620)
 Net unrealized appreciation on investments (note 1)...   569,401
 Undistributed net investment loss ....................    (2,870)
                                                       ----------

Net assets at market value                             $6,996,842
                                                       ==========

Shares outstanding (note 4)............................   694,687

Net asset value per share..............................    $10.07
                                                       ==========



STATEMENT OF OPERATIONS
                     JANUARY 2, 1997 TO JUNE 30, 1997 (UNAUDITED)

Investment income:
 Interest............................................  $   26,264
 Dividends...........................................         999
                                                       ----------

  Total investment income............................      27,263
                                                       ----------

Expenses:
 Management fees (note 3)............................      21,079
 Custodian fees (note 3).............................       1,677
 Directors' fees (note 3) ...........................         181
 Professional fees...................................         594
 Fund accounting fees ...............................       1,789
 Other...............................................       1,273
                                                       ----------

  Total expenses.....................................      26,593
                                                       ----------

  Net investment income..............................  $      670
                                                       ==========

Realized and unrealized gain (loss) on investments:
 Net realized loss from investments .................  $ (198,620)
 Net increase in unrealized
  appreciation on investments .......................     569,401
                                                       ----------

   Net gain on investments...........................     370,781
                                                       ----------

   Net increase in net assets
   from operations...................................  $  371,451
                                                       ==========


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CORE GROWTH PORTFOLIO


STATEMENT OF CHANGES IN NET ASSETS
                FOR THE PERIOD FROM JANUARY 2, 1997 TO JUNE 30, 1997 (UNAUDITED)

From operations:
 Net investment income ..............................................       $670
 Realized loss on investments .......................................   (198,620)
 Unrealized gain on investments .....................................    569,401
                                                                      ----------
  Net increase in assets from operations............................    371,451
                                                                      ----------

Dividends and distributions to shareholders:
 Dividends declared .................................................     (3,539)
                                                                      ----------

From capital share transactions (note 4):
 Received from shares sold ..........................................  7,401,466
 Received from dividends reinvested .................................      3,539
 Paid for shares redeemed ...........................................   (776,075)
                                                                      ----------
  Increase in net assets derived from capital share transactions.....  6,628,930
                                                                      ----------

    Increase in net assets ..........................................  6,996,842
                                                                      ----------
Net Assets:
 Beginning of period ................................................          0
                                                                      ----------

 End of period (a) .................................................. $6,996,842
                                                                      ==========

(a) Includes undistributed net investment loss of....................    ($2,870)
                                                                      ==========


FINANCIAL HIGHLIGHTS
                FOR THE PERIOD FROM JANUARY 2, 1997 TO JUNE 30, 1997 (UNAUDITED)


Per share data:
Net asset value, beginning of period.................................     $10.00
Income from investment operations:
 Net realized and unrealized gain on investments ....................       0.08
                                                                      ----------
Less distributions:
 Dividends declared .................................................      (0.01)
                                                                      ----------

Net asset value, end of period.......................................     $10.07
                                                                      ==========

Total return.........................................................       0.80%(b)

Ratios and supplemental data:
 Ratio of expenses to average net assets.............................       1.08%(a)
 Ratio of net investment income to average net assets................       0.27%(a)
Portfolio turnover rate..............................................         22%(b)
Average commission rate .............................................      $0.02 (c)

Net assets at end of period (millions)...............................       $7.0

(a)  Annualized
(b)  Calculated on an aggregate basis (not annualized)
(c) Represents the total dollar amount of commissions paid on equity security transactions divided by the total number of shares purchased and sold by the portfolio.

   The accompanying notes are an integral part of these financial statements.

GROWTH & INCOME PORTFOLIO
OHIO NATIONAL FUND, INC.

OBJECTIVE

The Growth & Income Portfolio's investment objective is long-term total return.

PERFORMANCE AS OF JUNE 30, 1997

TOTAL RETURN:
One-year                      N/A
Three-year                    N/A
Five-year                     N/A
Since inception (1/3/97)    13.34%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

COMMENTS

The first half of this year brought a range of market performance as the small-cap sector underperformed for most of early 1997 before rallying sharply in May. The historic advance of the overall market has been led by a very narrow band of large-cap stocks.

Our investment philosophy remains the same -- to produce above average total return over a range of market environments. We do that with a barbell strategy in which we allocate 70%-85% of the portfolio to small and mid-cap common stocks, and the remainder to income producing securities, typically preferred stocks, convertibles and REITS.

Consistent with our philosophy, our sector allocation is well-diversified. Energy is our single largest sector at over 17.2%. This is a significant overweighting to the indices. We have been committed to the Energy sector since we launched the portfolio and this commitment has resulted in positive performance. The sector had been out of favor for most of the 1980's and early 1990's, creating attractive valuations compared to many other market sectors. Additionally, the large integrated oil companies continue to increase their capital spending and exploration programs. Advancements in drilling and exploration technology have helped to expand profit margins for exploration companies.

Many of these stocks significantly underperformed in March. We used weakness at this time as a buying opportunity and expanded our position to several stocks in the portfolio. This strategy proved successful as the entire sector has moved up in the last quarter.

CHANGE IN VALUE OF $10,000 INVESTMENT


                                               1/97              6/97

Growth & income Portfolio
 (Commenced operations January 3, 1997)        $10,000           $11,334

Russell 2000 Index                             $10,000           $11,020

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

TOP 10 STOCKS AS OF JUNE 30, 1997

                                               % of Portfolio
1.  Vans Inc.                                        2.6
2.  Camco International Inc.                         1.8
3.  Fisher Scientific                                1.6
4.  Carpenter Technology                             1.5
5.  Patterson Energy                                 1.5
6.  Nabors Industries                                1.5
7.  Sunbeam                                          1.3
8.  TCF Financial                                    1.3
9.  CRIIMI Mae Inc.                                  1.2
10. Santa Fe Int'l.                                  1.2

TOP 5 INDUSTRIES AS OF JUNE 30, 1997

                                               % of Portfolio
Oil, Energy & Natural Gas                          17.2
Medical and Related                                 9.5
Computer and Related                                7.4
Communications                                      6.1
Real Estate                                         5.8

OHIO NATIONAL FUND, INC.
GROWTH AND INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS                                JUNE 30, 1997 (UNAUDITED)


 Face                                                          Market
 Amount                 Repurchase Agreements                   Value
 ---------------------------------------------------------------------------
            FINANCIAL (5.1%)
 $304,000   Star Bank 5.250%, Due 07-01-97
              repurchase price $304,044
              collateralized by GNMA certificates
              pool #8359
              due 01-20-24 (cost $305,000)                         $304,000
                                                             --------------
            TOTAL REPURCHASE AGREEMENTS
              (5.1%)  (COST $304,000)                              $304,000
                                                             --------------

 Face                                                          Market
 Amount                Long-Term Bonds & Notes                  Value
 ---------------------------------------------------------------------------
            GOVERNMENT (0.3%)
  $75,000   US Treasury Strips
              Zero coupon, 11-15-17                                 $18,391
                                                             --------------

            COMPUTER AND RELATED (0.9%)
   50,000   EMC Co.
              3.250%  03-15-02                                       54,625
                                                             --------------

            DURABLE GOODS (0.5%)
   25,000   Itron
              6.750%  03-31-04                                       31,875
                                                             --------------

            ELECTRICAL EQUIPMENT (0.9%)
   75,000   CRUS
               6.000%  12-15-03                                      54,656
                                                             --------------
            MEDICAL AND RELATED (1.5%)
   50,000   Renal Treatment
              5.625%  07-15-06                                       49,500
                                                             --------------
   35,000   Sunrise Assisted Living
              5.500%  06-15-02                                       40,075
                                                             --------------
                                                                     89,575
                                                             --------------
            RETAIL (0.4%)
   25,000   The Sports Authority
              5.250%  09-15-01                                       23,375
                                                             --------------
            TOTAL LONG-TERM BONDS & NOTES
              (4.5%) (COST$247,073)                                $272,497
                                                             --------------
                                                               Market
 Shares                     Common Stock                        Value
 ---------------------------------------------------------------------------
            AUTOMOTIVE AND RELATED (2.7%)
    2,000   Cooper Tire & Rubber                                    $44,000
    1,500   Ford Motor Company                                       56,625
    1,250   Harley Davidson                                          59,922
                                                             --------------
                                                                    160,547
                                                             --------------
            BANKING (3.1%)
    1,250   Great West Financial                                     67,188
    1,000   Southern National Co.                                    45,000
    1,500   TCF Financial Corp.                                      74,062
                                                             --------------
                                                                    186,250
                                                             --------------
            BUSINESS SERVICES (0.8%)
    2,000 * FYI Inc.                                                 48,000
                                                             --------------

                                                               Market
 Shares                     Common Stock                        Value
 ---------------------------------------------------------------------------
            CHEMICALS (2.4%)
    2,000   Crompton & Knowles                                      $44,500
    1,000   EI Dupont                                                62,875
      600   Imperial Chemicals                                       34,125
                                                             --------------
                                                                    141,500
                                                             --------------
            COMMUNICATIONS (4.2%)
    2,000   Comsat Corp.                                             47,625
    1,000   Ericsson LM Telephone                                    39,375
    1,000   GTE Corp.                                                43,875
    1,500 * PairGain Technology                                      23,250
    2,650 * TeleCommunications TCI Group                             39,419
    1,750 * World Communications                                     56,000
                                                             --------------
                                                                    249,544
                                                             --------------
            COMPUTER & RELATED (6.5%)
    1,250   Adobe Systems                                            43,828
    1,750 * Data Dimensions                                          38,500
    1,750 * Data General Corp.                                       45,500
    4,000 * Discreet Logic                                           66,000
    2,500 * Iomega                                                   49,687
    3,000 * Network Computer                                         34,875
    2,500 * Pure Atria Corp.                                         35,313
    3,500 * Tandem                                                   70,875
                                                             --------------
                                                                    384,578
                                                             --------------
            CONSUMER PRODUCTS (4.0%)
    3,400 * Furniture Brands International                           65,875
    1,250   Phillip Morris Cos. Inc.                                 55,469
    1,250   RJR Nabisco Holdings Corp.                               41,250
    2,000   Sunbeam                                                  75,500
                                                             --------------
                                                                    238,094
                                                             --------------
            DRUGS (0.7%)
      500   McKesson Corp.                                           38,750
                                                             --------------

            DURABLE GOODS (2.7%)
    1,250   Applied Power Inc.                                       64,531
    2,000   Fisher Scientific                                        95,000
                                                             --------------
                                                                    159,531
                                                             --------------
            Electrical Equipment (3.1%)
    2,000 * Cypress Semiconductor                                    29,000
    1,750 * Littlefuse Inc.                                          49,438
    2,500   Scientific Atlanta                                       54,688
    2,250   Westinghouse Electric                                    52,031
                                                             --------------
                                                                    185,157
                                                             --------------
            Entertainment & Leisure (0.2%)
      978 * Ascent Entertainment Group                                8,921
                                                             --------------

            Financial Services (0.8%)
    2,000   Merrill Lynch & Co. STRYPES                              47,750
                                                             --------------

            Food & Related (1.0%)
    2,500   International Multi-Foods Corp.                          62,813
                                                             --------------

            Forestry & Paper Products (0.8%)
    1,000   International Paper                                      48,563
                                                             --------------

OHIO NATIONAL FUND, INC.
GROWTH AND INCOME PORTFOLIO


SCHEDULE OF INVESTMENTS                                JUNE 30, 1997 (UNAUDITED)

                                                                     Market
    Shares                       Common Stock                        Value
   ---------------------------------------------------------------------------
            HOUSING, FURNITURE & RELATED (0.9%)
    1,500   Herman Miller                                           $54,000
                                                             --------------

            INDUSTRIAL SERVICES (2.6%)
    3,000 * Giant Cement Holding                                     56,250
    1,000   SPX Corp.                                                64,812
    1,500 * Superior Services                                        35,625
                                                             --------------
                                                                    156,687
                                                             --------------
            INSURANCE SERVICES (2.0%)
    1,800 * Hartford Life                                            67,500
    1,000   Provident                                                53,500
                                                             --------------
                                                                    121,000
                                                             --------------
            MEDIA & PUBLISHING (2.5%)
    4,000 * Antec Corporation                                        47,000
    1,500 * General Instruments Corp.                                37,500
    5,000 * Metromedia International Group                           63,125
                                                             --------------
                                                                    147,625
                                                             --------------
            MACHINERY (2.2%)
    1,500   McDermott International                                  43,781
    3,000 * Motive Power Ind.                                        48,000
    1,500   Stewart & Stevenson                                      39,000
                                                             --------------
                                                                    130,781
                                                             --------------
            MEDICAL & RELATED (8.0%)
    2,000   Adac Labs                                                47,250
    4,000 * Cardio Thorasic Systems                                  56,000
    1,000 * Genentech Inc.                                           58,938
    1,000 * Healthcare Compare                                       52,375
    1,000 * Living Centers of America                                39,500
    3,000   Morrison Health                                          47,812
    2,500 * Novoste                                                  40,938
    3,000 * Sun Healthcare Group Inc.                                62,437
    2,300 * Tenet Healthcare                                         67,994
                                                             --------------
                                                                    473,244
                                                             --------------
            METALS & MINING (3.0%)
    2,000   Carpenter Tech                                           91,500
    3,000 * Kaiser Aluminum                                          36,750
    3,000 * Walter Industry Inc.                                     50,250
                                                             --------------
                                                                    178,500
                                                             --------------
            OIL, ENERGY & NATURAL GAS (15.8%)
    1,900   Camco International                                     104,025
    2,500 * Edge Petroleum                                           36,875
    1,500 * Energy Ventures                                          63,000
    2,750 * Input Output                                             49,844
    4,000 * Key Energy                                               71,250
      900   Louisiana Land & Exploration Co.                         51,411
    1,250   Mid Ocean Limited                                        65,547
    3,500 * Nabors Industries                                        87,500
    2,750 * Noble Drilling                                           62,047
    1,500 * Oryx Energy Co.                                          31,688
    2,000 * Patterson Energy                                         90,750
    2,000 * Reading & Bates                                          53,500
    1,000 * Rowan Companies Inc.                                     28,188
    2,100 * Santa Fe International Corp.                             71,400
      750   Sonat                                                    38,437
    1,500   Transcanada Pipeline                                     30,187
                                                             --------------
                                                                    935,649
                                                             --------------
            RETAIL (0.9%)
    2,000   Pier One                                                 53,000
                                                             --------------


                                                                     Market
    Shares                       Common Stock                        Value
   ---------------------------------------------------------------------------
             TEXTILES & RELATED (3.6%)
     2,250 * Nautica Enterprises                                    $59,484
    10,000 * Vans Inc.                                              151,250
                                                             --------------
                                                                    210,734
                                                             --------------
             TRANSPORTATION (1.8%)
     3,000 * Consolidated Freightways Corp.                          49,125
     1,500 * Hvide Marine Corp.                                      33,187
     1,500   Transrail Holdings A                                    25,312
                                                             --------------
                                                                    107,624
                                                             --------------

             TOTAL COMMON STOCK (76.3%)
                (COST $3,910,660)                                $4,528,842
                                                             --------------

                            Real Estate                              Market
    Shares                Investment Trusts                          Value
   ---------------------------------------------------------------------------
     4,500   CRIIMI Mae Inc.                                        $72,000
     2,000   Health & Retirement                                     37,625
     1,500   JP Realty                                               40,688
     2,000   LTC Properties                                          36,250
     1,500   Prentiss Property Trust                                 38,437
     3,000   Prime Retail                                            40,313
     2,000   Walden Residential                                      51,250
                                                             --------------
                                                                    316,563
                                                             --------------
             TOTAL REAL ESTATE INV. TRUSTS
               (5.3%)  (COST $309,704)                             $316,563
                                                             --------------

                                                                     Market
    Shares           Preferred Stock                                  Value
   ---------------------------------------------------------------------------
             COMMUNICATIONS (1.9%)
     2,500   Cablevision Systems Pfd. 8.5%                          $67,813
       400   IXC Communications Pfd.                                 47,200
                                                             --------------
                                                                    115,013
                                                             --------------
             INDUSTRIAL SERVICES (0.9%)
     1,000   Timt Conv. Pfd.                                         52,500
                                                             --------------

             METALS & MINING (0.9%)
     1,500   WHX Corp. Holding Pfd. Cl. A                            56,344
                                                             --------------

             OIL, ENERGY & NATURAL GAS (0.6%)
     5,100   Mesa Pfd. A                                             34,105
                                                             --------------

             REAL ESTATE & LEASING (0.5%)
     1,000   Excel Realty Pfd. A                                     27,250
                                                             --------------

             TRANSPORTATION & EQUIPMENT (0.9%)
     2,100   TWA 8.000% Pfd.                                         53,025
                                                             --------------

             TOTAL PREFERRED STOCK                                 $338,237
                                                             --------------
                (5.7%)  (COST $316,305)

OHIO NATIONAL FUND, INC.
GROWTH AND INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS                                            JUNE 30, 1997


        Face                                                         Market
       Amount                Convertible Debentures                   Value
   ---------------------------------------------------------------------------
                  HOUSING, FURNITURE & RELATED (0.7%)
        $50,000   Empress ICA Sociedad, 5.000%
                     conv. debentures due 03-15-04                        $40,500
                                                                   --------------

                  OIL, ENERGY & NATURAL GAS (0.8%)
         50,000   Masotech Inc.  4.500% conv.
                     debentures due 12-15-03                               45,688
                                                                   --------------

                  RETAIL (0.7%)
         25,000   Charming Shoppes 7.500% conv.
                     debentures due 07-15-06                               24,500
         25,000   Sunglass Hut Intl. 5.250% conv.
                     debentures due 06-15-03                               17,656
                                                                   --------------
                                                                           42,156
                                                                   --------------
                  TOTAL CONVERTIBLE DEBENTURES
                    (2.2%)  (COST $120,750)                              $128,344
                                                                   --------------

                  TOTAL HOLDINGS
                     (COST $5,208,492)(a)                              $5,888,483
                                                                   ==============

* Non-income producing securities.
(a) Also represents cost for Federal income tax purposes.


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
GROWTH & INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
                                        JUNE 30, 1997 (UNAUDITED)
Assets:
 Investments in securities at market
  value (note 1) (cost $5,208,492) ..................$5,888,483
 Cash in bank .......................................       694
 Receivable for fund shares sold.....................   111,957
 Receivable for securities sold .....................    81,707
 Dividends and accrued interest receivable ..........    10,068
                                                     ----------

  Total assets ...................................... 6,092,909
                                                     ----------
Liabilities:
 Payable for securities purchased ...................    23,078
 Payable for investment management
  services (note 3) .................................     3,840
 Other accrued expenses .............................     2,758
                                                     ----------

  Total liabilities .................................    29,676
                                                     ----------

Net assets at market value                           $6,063,233
                                                     ==========
Net assets consist of:
 Par value, $1 per share ............................  $538,167
 Paid-in capital in excess of par value ............. 4,939,713
 Accumulated undistributed net realized
  loss on investments ...............................   (94,673)
 Net unrealized appreciation on investments (note 1)    679,992
 Undistributed net
  investment income .................................        34
                                                     ----------

Net assets at market value                           $6,063,233
                                                     ==========

Shares outstanding (note 4)..........................   538,167

Net asset value per share............................    $11.27
                                                     ==========

STATEMENT OF OPERATIONS
                    JANUARY 2, 1997 TO JUNE 30, 1997 (UNAUDITED)
Investment income:
 Interest...........................................   $17,716
 Dividends..........................................    31,902
                                                     ---------

  Total investment income...........................    49,618
                                                     ---------

Expenses:
 Management fees (note 3)...........................    15,014
 Custodian fees (note 3)............................     1,766
 Directors' fees (note 3) ..........................       227
 Professional fees..................................       753
 Fund accounting fees ..............................     2,071
 Other..............................................     1,692
                                                     ---------

  Total expenses....................................    21,523
                                                     ---------

  Net investment income.............................   $28,095
                                                    ==========

Realized and unrealized gain (loss) on investments:
 Net realized loss from investments ................  ($94,673)
 Net increase in unrealized
  appreciation on investments ......................   679,992
                                                     ---------

   Net gain on investments..........................   585,319
                                                     ---------

   Net increase in net
   assets from operations...........................  $613,414
                                                    ==========

   The accompanying notes are an integral part of these financial statements

OHIO NATIONAL FUND, INC.
GROWTH & INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
                  FOR THE PERIOD FROM JANUARY 2, 1997 TO JUNE 30, 1997 (UNAUDITED)

From operations:
  Net investment income ...............................................    $28,095
  Realized loss on investments.........................................    (94,673)
  Unrealized gain on investments.......................................    679,992
                                                                        ----------
     Net increase in assets from operations............................    613,414
                                                                        ----------
Dividends and distributions to shareholders:
  Dividends declared ..................................................    (28,061)
                                                                        ----------

From capital share transactions (note 4):
  Received from shares sold ...........................................  5,813,588
  Received from dividends reinvested ..................................     28,061
  Paid for shares redeemed ............................................   (363,769)
                                                                        ----------
    Increase in net assets derived from capital share transactions.....  5,477,880
                                                                        ----------

      Increase in net assets ..........................................  6,063,233
                                                                        ----------
Net Assets:
  Beginning of period .................................................          0
                                                                        ----------

  End of period (a) ................................................... $6,063,233
                                                                        ==========

(a) Includes undistributed net investment income of....................        $34
                                                                        ==========

FINANCIAL HIGHLIGHTS
                   FOR THE PERIOD FROM JANUARY 2, 1997 TO JUNE 30, 1997 (UNAUDITED)


Per share data:
Net asset value, beginning of period...................................     $10.00
Income from investment operations:
  Net investment income................................................       0.14
  Net realized and unrealized gain on investments .....................       1.19
                                                                        ----------
    Total income from investment operations............................       1.33
                                                                        ----------
Less distributions:
  Dividends declared ..................................................      (0.06)
                                                                        ----------

Net asset value, end of period.........................................     $11.27
                                                                        ==========

Total return...........................................................      13.34%(b)

Ratios and supplemental data:
  Ratio of expenses to average net assets..............................       1.10%(a)
  Ratio of net investment income to average net assets.................       2.54%(a)
Portfolio turnover rate................................................         15%(b)
Average commission rate ...............................................      $0.03 (c)

Net assets at end of period (millions).................................       $6.1

(a)  Annualized
(b)  Calculated on an aggregate basis (not annualized)
(c) Represents the total dollar amount of commissions paid on equity security transactions divided by the total number of shares purchased and sold by the portfolio.

   The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX PORTFOLIO
OHIO NATIONAL FUND, INC.

OBJECTIVE

The S&P 500 Index Portfolio seeks total return approximating that of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.

PERFORMANCE AS OF JUNE 30, 1997

TOTAL RETURN:
One-year                      N/A
Three-year                    N/A
Five-year                     N/A
Since inception (1/3/97)    20.58%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

COMMENTS

The financial markets, primarily the equity markets, have experienced tremendous growth over the past 12 months. This surge is the result of strong corporate profits, low inflation, moderate interest rates and tremendous cash flow into the markets. The leaders in this upward move have been large capitalization stocks. Most funds that invest in the small, medium, or a blend of market capitalization size issues have not kept pace with the Dow or the S&P 500 Index or related funds. They have, for the most part, provided respectable returns.

Going forward, it looks as though the economy could strengthen somewhat into the second half of this year. Interest rates could move up some, but probably not much unless inflation concerns surface. With stock valuations at high levels, continued positive corporate earnings growth will be necessary for the market to maintain its current levels or to move up.

CHANGE IN VALUE OF $10,000 INVESTMENT

                                                 1/97         6/97

S&P 500 Index Portfolio
 (Commenced operations January 3, 1997)          $10,000      $12,060

S&P 500 Index                                    $10,000      $12,058

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

Top 10 Stocks as of June 30, 1997

                                               % of Portfolio
1.  Merck & Co.                                      3.4
2.  Johnson & Johnson                                3.2
3.  General Electric Co.                             3.0
4.  Ameritech Corp.                                  2.7
5.  Microsoft Inc.                                   2.7
6.  Royal Dutch Petroleum                            2.4
7.  Exxon Corp.                                      2.3
8.  Coca-Cola Co.                                    2.3
9.  Campbell Soup Co.                                2.1
10. Chase Manhattan                                  2.0

Top 5 Industries as of June 30, 1997

                                               % of Portfolio
Computer and Related                                8.1
Communications                                      6.4
Consumer Products                                   6.0
Banking                                             5.3
Food and Related                                    5.2


   OHIO NATIONAL FUND, INC.
   S&P 500 INDEX PORTFOLIO

   SCHEDULE OF INVESTMENTS                            JUNE 30, 1997 (UNAUDITED)

        Face                                                       Market
       Amount                 Repurchase Agreements                Value
----------------------------------------------------------------------------
                  FINANCIAL (0.5%)
        $49,000   Star Bank 5.250%  07-01-97
                    repurchase price $49,007
                    collateralized by GNMA certificates
                    pool #8359
                    due 01-20-24 (Cost $50,000)                      $49,000
                                                             ---------------

                  TOTAL REPURCHASE AGREEMENTS
                     (0.5%)  (COST $49,000)                          $49,000
                                                             ---------------

        Face                                                       Market
       Amount                   Short-Term Notes                   Value
----------------------------------------------------------------------------
                  GOVERNMENT (15.3%)
       $700,000   U.S. Treasury Bills
                     5.070%  07-03-97                               $699,803
        800,000   U.S. Treasury Notes
                     5.260%  10-02-97                                789,481
                                                              ---------------
                                                                   1,489,284
                                                              ---------------
                 AUTOMOTIVE & RELATED (5.3%)
        330,000   Ford Motor Credit Corp.
                     5.530%  07-09-97                                329,594
        190,000   General Motors Acceptance Corp.
                     5.600%  07-02-97                                189,971
                                                              ---------------
                                                                     519,565
                                                              ---------------
                 FINANCIAL (11.9%)
        287,000   American Express Credit
                     5.550%  07-08-97                                286,693
        325,000   Beneficial Corp.
                     5.530%  07-01-97                                325,000
        230,000   Heller Financial
                     5.560%  07-14-97                                229,535
        320,000   Household Finance
                     5.500%  07-01-97                                320,000
                                                              ---------------
                                                                   1,161,228
                                                              ---------------
                 MACHINERY (2.6%)
        250,000   John Deere Capital Corp.
                     5.500%  07-07-97                                249,771
                                                              ---------------

                  RETAIL (3.9%)
        379,000   Sears Roebuck Acceptance Corp.
                     5.570%  07-11-97                                378,413
                                                              ---------------

                  TOTAL SHORT-TERM NOTES
                    (39.0%)  (COST $3,797,910)                    $3,798,261
                                                              ---------------



                                                                   Market
       Shares                     Common Stock                     Value
                  AEROSPACE (2.1%)
            900   Allied Signal                                      $75,600
          2,500   Boeing Co.                                         132,655
                                                              ---------------
                                                                     208,255
                                                              ---------------
                  AUTOMOTIVE & RELATED (1.2%)
          3,000   Ford Motor                                         113,250
                                                              ---------------

                  BANKING (5.3%)
          2,300   BankBoston Corp.                                   165,744
          2,000   Chase Manhattan                                    194,125
          1,900   Fifth Third Bancorp                                155,859
                                                              ---------------
                                                                     515,728
                                                              ---------------
                  CHEMICALS (1.7%)
          3,800   Monsanto Corp.                                     163,638
                                                              ---------------

                  COMMUNICATIONS (6.4%)
          3,600   AT&T Corp.                                         126,225
          3,500 * Airtouch Communications                             95,813
          3,900   Ameritech Corp.                                    264,956
          1,800   Motorola Corp.                                     136,800
                                                              ---------------
                                                                     623,794
                                                              ---------------
                  COMPUTER & RELATED (8.1%)
          2,400 * Cisco Systems                                      161,100
          1,200 * Compaq Computer                                    119,100
            800   Intel Corp.                                        113,450
          1,400   International Business Machines                    126,263
          2,100 * Microsoft Inc.                                     265,387
                                                              ---------------
                                                                     785,300
                                                              ---------------
                CONSUMER PRODUCTS (6.0%)
          4,900   Johnson & Johnson                                  315,438
          2,600   Phillip Morris Co.                                 115,375
          1,100   Procter & Gamble                                   155,375
                                                              ---------------
                                                                     586,188
                                                              ---------------
                  DRUGS (3.9%)
            900 * Amgen Corp.                                         52,313
          3,200   Merck & Co.                                        331,200
                                                              ---------------
                                                                     383,513
                                                              ---------------
                  ELECTRICAL EQUIPMENT (3.0%)
          4,500   General Electric                                   294,188
                                                              ---------------

                  ENTERTAINMENT & LEISURE (1.0%)
          1,200   Walt Disney                                         96,300
                                                              ---------------

                  FINANCIAL SERVICES (1.8%)
          2,400   American Express                                   178,800
                                                              ---------------

                  FOOD & RELATED (5.2%)
          4,100   Campbell Soup                                      205,000
          3,400   Coca-Cola                                          229,500
          1,400   Int'l. Flavors & Fragrance                          70,700
                                                              ---------------
                                                                     505,200
                                                              ---------------
                  FORESTRY & PAPER PRODUCTS (0.6%)
          1,200   Weyerhaeuser                                        62,400
                                                              ---------------

                  INSURANCE SERVICES (1.4%)
            900   American Int's Group                               134,437
                                                              ---------------

                  MACHINERY (0.7%)
            600   Caterpillar                                         64,425
                                                              ---------------


    OHIO NATIONAL FUND, INC.
    S&P 500 INDEX PORTFOLIO

    SCHEDULE OF INVESTMENTS                          JUNE 30, 1997 (UNAUDITED)

                                                                  Market
       Shares                     Common Stock                     Value
----------------------------------------------------------------------------
                  MEDICAL & RELATED (1.0%)
          1,200 * Boston Scientific                               $   73,725
            400   United Healthcare                                   20,800
                                                              ---------------
                                                                      94,525
                                                              ---------------
                  OIL, ENERGY & NATURAL GAS (4.8%)
          3,700   Exxon                                              227,550
          4,400   Royal Dutch Petroleum                              239,250
                                                              ---------------
                                                                     466,800
                                                              ---------------
                  RESTAURANTS (0.5%)
          1,000   McDonald's Corp.                                    48,313
                                                              ---------------

                  RETAIL (2.1%)
          1,300   Home Depot                                          89,618
          3,500   Wal-Mart Stores                                    118,344
                                                              ---------------
                                                                     207,962
                                                              ---------------
                  TRANSPORTATION & EQUIPMENT (0.6%)
            600   Norfolk Southern                                    60,450
                                                              ---------------

                  UTILITIES (1.8%)
          3,600   Duke Power                                         172,575
                                                              ---------------

                  TOTAL COMMON STOCKS
                    (59.2%)  (COST $5,036,867)                    $5,766,041
                                                              ---------------

                                                                  Market
       Shares              Futures Contracts                       Value
-----------------------------------------------------------------------------
                  FINANCIAL (1.8%)
          2,055   S&P 500 Depository Shares                       $  181,482
                                                              ---------------

                  TOTAL FUTURES CONTRACTS
                    (1.8%)  (COST $171,893)                       $  181,482
                                                              ---------------

                  TOTAL HOLDINGS
                    (COST $9,055,669) (a)                         $9,794,784
                                                              ---------------



OHIO NATIONAL FUND, INC.
S&P 500 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
                                         JUNE 30, 1997 (UNAUDITED)
Assets:
 Investments in securities at market
  value (note 1) (cost $9,055,669) ...................  $9,794,784
 Cash in bank ........................................         869
 Receivable for fund shares sold......................     155,034
 Receivable for securities sold ......................      23,244
 Dividends and accrued interest receivable ...........       7,385
 Other ...............................................     241,187
                                                        ----------

  Total assets .......................................  10,222,503
                                                        ----------

Liabilities:
 Payable for securities purchased ....................     270,052
 Payable for investment management
  services (note 3) ..................................       3,022
 Other accrued expenses ..............................       3,693
                                                        ----------

  Total liabilities ..................................     276,767
                                                        ----------

Net assets at market value                              $9,945,736
                                                        ==========

Net assets consist of:
 Par value, $1 per share .............................    $832,740
 Paid-in capital in excess of par value ..............   7,933,922
 Accumulated undistributed net realized
  gain on investments ................................     436,803
 Net unrealized appreciation on investments (note 1)..     739,115
 Undistributed net
  investment income ..................................       3,156
                                                        ----------

Net assets at market value                              $9,945,736
                                                        ==========

Shares outstanding (note 4)...........................     832,740

Net asset value per share.............................      $11.94
                                                        ==========


STATEMENT OF OPERATIONS
             JANUARY 2, 1997 TO JUNE 30, 1997 (UNAUDITED)

Investment income:
 Interest.............................................     $69,641
 Dividends............................................      28,766
                                                        ----------

  Total investment income.............................      98,407
                                                        ----------

Expenses:
 Management fees (note 3).............................      12,101
 Custodian fees (note 3)..............................       1,974
 Directors' fees (note 3) ............................         341
 Professional fees....................................       1,115
 Fund accounting fees ................................       2,909
 Other................................................       1,694
                                                        ----------

  Total expenses......................................      20,134
                                                        ----------

  Net investment income...............................     $78,273
                                                        ==========

Realized and unrealized gain on investments:
 Net realized gain from investments ..................    $436,803
 Net increase in unrealized
  appreciation on investments ........................     739,115
                                                        ----------

   Net gain on investments............................   1,175,918
                                                        ----------

   Net increase in net
   assets from operations.............................  $1,254,191
                                                        ==========

The accompanying notes are an integral part of these financial statements.

    OHIO NATIONAL FUND, INC.
    S&P 500 PORTFOLIO

    STATEMENT OF CHANGES IN NET ASSETS
                     For the period from January 2, 1997 to June 30, 1997 (Unaudited)
    From operations:
      Net investment income ...............................................          $78,273
      Realized gain on investments.........................................          436,803
      Unrealized gain on investments.......................................          739,115
                                                                            ----------------
         Net increase in assets from operations............................        1,254,191
                                                                            ----------------

    Dividends and distributions to shareholders:
      Dividends declared ..................................................          (75,118)
                                                                            ----------------

    From capital share transactions (note 4):
      Received from shares sold ...........................................        9,276,743
      Received from dividends reinvested ..................................           75,118
      Paid for shares redeemed ............................................         (585,198)
                                                                            ----------------
        Increase in net assets derived from capital share transactions ....        8,766,663
                                                                            ----------------

          Increase in net assets ..........................................        9,945,736
                                                                            ----------------
    Net Assets:
      Beginning of period .................................................                0
                                                                            ----------------

      End of period (a) ...................................................       $9,945,736
                                                                            ================

    (a) Includes undistributed net investment income of....................           $3,156
                                                                            ================

    FINANCIAL HIGHLIGHTS
                             For the period from January 2, 1997 to June 30, 1997 (Unaudited)


    Per share data:
    Net asset value, beginning of period...................................           $10.00
    Income from investment operations:
      Net investment income................................................             0.14
      Net realized and unrealized gain on investments .....................             1.91
                                                                            ----------------
        Total income from investment operations............................             2.05
                                                                            ----------------
    Less distributions:
      Dividends declared ..................................................            (0.11)
                                                                            ----------------

    Net asset value, end of period.........................................           $11.94
                                                                             ===============

    Total return...........................................................            20.58%(b)

    Ratios and supplemental data:
      Ratio of expenses to average net assets..............................             0.61%(a)
      Ratio of net investment income to average net assets.................             2.37%(a)
    Portfolio turnover rate................................................               22%(b)
    Average commission rate ...............................................            $0.03 (c)

    Net assets at end of period (millions).................................             $9.9

    (a) Annualized
    (b) Calculated on an aggregate basis (not annualized)
    (c) Represents the total dollar amount of commissions paid on equity security transactions divided by the total number of shares purchased and sold by the portfolio.

    The accompanying notes are an integral part of these financial statements.

SOCIAL AWARENESS PORTFOLIO
OHIO NATIONAL FUND, INC.

OBJECTIVE

The objective of the Social Awareness Portfolio is to provide long-term growth of capital by investing primarily in the common stocks and other equity securities of companies that, in the Adviser's opinion, conduct their business in a way that enhances society's quality of life. The portfolio's social concern criteria will necessarily limit the universe of securities that may be selected for this portfolio. However, the Adviser believes the portfolio's objective of long-term capital growth can be achieved despite this limitation.


PERFORMANCE AS OF JUNE 30, 1997

Top 10 Stocks as of June 30, 1997
Total Return:
One-year                      N/A
Three-year                    N/A
Five-year                     N/A
Since inception (1/3/97)    13.21%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

COMMENTS

The second quarter was great! Our discipline of sticking with companies with strong prospects and attractive risk-reward characteristics paid off as market sentiment shifted dramatically during the quarter.

One group where we have increased exposure during the quarter is energy stocks. We are presently overweighted in this sector. Energy stocks have been relative laggards, due to fear of collapsing prices. We feel the fundamental outlook remains strong. Worldwide oil demand continues to be driven by emerging economies. Prospects for natural gas have improved as the winter heating season in the U.S. ended with a cold snap and spring injections into storage began later than normal. Finally, consolidation of the refining segment is leading to improved efficiencies. Demand is also rising. We are focusing on companies with strong production profiles which allow us to benefit from any commodity strength while protecting us in the event of a price decline.

We expect volatility in the overall market to continue, and have taken profits as prices have neared our target valuations. The portfolio is presently selling in line with its estimated future growth rate, based on 1997 estimates. Compared to the S&P 500 Index, the portfolio sells at a lower price-earnings ratio and has better long-term growth prospects.

CHANGE IN VALUE OF $10,000 INVESTMENT

    Social Awareness Portfolio
(Commenced Operations January 3, 1997)            Russell 2000 Index
    Date        ROR          Value          Date        ROR          Value
    ----        ---          -----          ----        ---          -----
12/31/96                  $10,000.00      12/31/96                $10,000.00
06/30/97        13.21%    $11,321.00      06/30/97      10.20%    $11,020.00

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.


TOP 5 INDUSTRIES AS OF JUNE 30, 1997

                                               % of Portfolio
1.  Sola                                             3.0
2.  Allstate Pref.                                   2.7
3.  Lo-jack                                          2.7
4.  SEI Corp.                                        2.7
5.  Anixter Int'l                                    2.7
6.  Ultramar                                         2.6
7.  Zebra Technologies                               2.6
8.  Foundation Health                                2.6
9.  Buffets Inc.                                     2.5
10. Santa Fe Energy                                  2.5
TOP 5 INDUSTRIES AS OF JUNE 30, 1997
                                               % of Portfolio
Oil, Energy & Natural Gas                           14.9
Business Services                                   11.6
Computer and Related                                 7.8
Electrical Equipment                                 6.7
Industrial Services                                  6.5

 OHIO NATIONAL FUND, INC.
 SOCIAL AWARENESS PORTFOLIO

 SCHEDULE OF INVESTMENTS                      JUNE 30, 1997 (UNAUDITED)

     Face                                                      Market
    Amount                Repurchase Agreements                Value
-----------------------------------------------------------------------
             FINANCIAL (2.7%)
   $68,000   Star Bank 5.250%  due 07-01-97
               repurchase price $68,010
               collateralized by GNMA certificates
               pool #8359
               due 01-20-24 (cost $70,000)                     $68,000
                                                          ------------
             TOTAL REPURCHASE AGREEMENTS
               (2.7%) (COST $68,000)                           $68,000
                                                          ------------

     Face                                                    Market
    Amount                   Short-Term Notes                Value
----------------------------------------------------------------------
             AUTOMOTIVE & RELATED (5.0%)
  $125,000   General Motors Acceptance Corp.
                  5.530%  07-01-97                            $125,000
                                                          ------------
             TOTAL SHORT-TERM NOTES
                  (5.0%) (COST $125,000)                      $125,000
                                                          ------------

                                                             Market
       Shares                     Common Stock               Value
----------------------------------------------------------------------
             BUSINESS SERVICES (11.6%)
     2,900 * Alternative Resources                             $59,088
     4,000 * Children's Discovery Centers                       27,000
     1,800   Deluxe Corp.                                       61,425
     4,700 * LoJack Corp.                                       67,562
    24,000 * Recycling Industries Inc.                          46,500
     1,700 * Xpedite Systems Inc.                               29,325
                                                            ----------
                                                               290,900
                                                            ----------

             CHEMICALS (3.7%)
     1,200   Hercules Inc.                                      57,450
     1,200   Learonal                                           34,200
                                                            ----------
                                                                91,650
                                                            ----------
             COMPUTER & RELATED (7.8%)
       700 * 3Comm                                              31,500
     2,400 * Continental Circuits Corp.                         33,300
     3,100 * Mapinfo                                            30,225
       500 * Solectron                                          35,031
     2,300 * Zebra Technologies                                 64,112
                                                            ----------
                                                               194,168
                                                            ----------
             CONSUMER PRODUCTS (3.0%)
     2,200 * Sola International                                 73,700
                                                            ----------

             DRUGS (2.5%)
     4,200   Mylan Laboratories                                 61,950
                                                            ----------
             DURABLE GOODS (2.0%)
     1,500   Polaris Industries                                 48,844
                                                            ----------
             ELECTRICAL EQUIPMENT (6.7%)
     3,900 * Anixter International                              67,031
     1,800   BMC Industries                                     61,650
       500   Xerox Corp.                                        39,438
                                                            ----------
                                                               168,119
                                                            ----------

             FINANCIAL SERVICES (3.9%)
     2,300   Bando McGlocklin Capital Corp.                    $30,475
     2,800   SEI Corp.                                          67,550
                                                          ------------
                                                                98,025
                                                          ------------
             FORESTRY & PAPER PRODUCTS (2.3%)
     1,900   Sonoco Products                                    57,831
                                                          ------------

             HOTEL/LODGING (1.3%)
     3,500 * Guest Supply                                       33,250
                                                          ------------

             HOUSING, FURNITURE & RELATED (2.6%)
     2,800   Clayton Homes Inc.                                 39,900
     2,000   Haverty Furniture Cos. Inc.                        25,000
                                                          ------------
                                                                64,900
                                                          ------------
             INDUSTRIAL SERVICES (6.5%)
     2,500 * Computational Systems                              34,688
     2,000   Imco Recycling                                     37,750
     1,300   Millipore Corp.                                    57,200
     2,100   Versa Technologies, Inc.                           33,075
                                                          ------------
                                                               162,713
                                                          ------------
             INSURANCE SERVICES (1.4%)
     1,300   Blanch EW                                          34,693
                                                          ------------

             MACHINERY (3.1%)
       600   Deere & Co.                                        32,925
     1,500   Modine Mfg.                                        44,625
                                                          ------------
                                                                77,550
                                                          ------------
             MEDICAL & RELATED (5.2%)
     2,110 * Foundation Health                                  63,959
       700   National Healthcare                                31,238
     1,000 * Quorum Health                                      35,750
                                                          ------------
                                                               130,947
                                                          ------------
             METALS & MINING (3.9%)
     1,350   Reliance Steel & Aluminum                          35,100
     2,200 * Wolverine Tube Inc.                                61,325
                                                          ------------
                                                                96,425
                                                          ------------
             OIL, ENERGY & NATURAL GAS (14.9%)
     2,800 * Belco Oil & Gas Corp.                              60,025
     1,900 * Louis Dreyfus Natural Gas                          30,875
     3,300 * Offshore Logistics                                 62,288
     4,300 * Santa Fe Energy Resources                          63,156
     2,000   Ultramar Diamond Shamrock                          65,250
     3,100   West Coast Energy                                  56,381
     1,800   Wizer Oil Co.                                      33,188
                                                          ------------
                                                               371,163
                                                          ------------
             RESTAURANTS (4.6%)
     7,500 * Buffets                                            63,281
     6,200 * Ryan's Family Steak House                          53,088
                                                          ------------
                                                               116,369
                                                          ------------
             RETAIL (1.2%)
     3,900 * Ridgeview Inc.                                     29,737
                                                          ------------

             TRANSPORTATION & EQUIPMENT (1.4%)
     3,000   Greenbrier Cos. Inc.                               33,938
                                                          ------------

             TOTAL COMMON STOCK
               (89.6%)  (COST $2,039,137)                   $2,236,872
                                                          ------------




OHIO NATIONAL FUND, INC.
SOCIAL AWARENESS PORTFOLIO

SCHEDULE OF INVESTMENTS                                  JUNE 30, 1997

                                                              Market
   Shares                   Preferred Stock                   Value
-----------------------------------------------------------------------
              INSURANCE SERVICES (2.7%)
      1,300   Allstate Exchangeable Notes                       $67,600
                                                           ------------

              TOTAL PREFERRED STOCK
                (2.7%) (COST $58,097)                           $67,600
                                                           ------------
              TOTAL HOLDINGS
                (COST $2,290,234) (a)                        $2,497,472
                                                           ============





*Non-income producing securities.
(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
Social Awareness Portfolio

STATEMENT OF ASSETS AND LIABILITIES
                                     June 30, 1997 (Unaudited)
ASSETS:
 Investments in securities at market
  value (note 1) (cost $2,290,234) ...................$2,497,472
 Cash in bank ........................................        23
 Receivable for fund shares sold......................       370
 Dividends and accrued interest receivable ...........     2,394
                                                      ----------

  Total assets ....................................... 2,500,259
                                                      ----------

LIABILITIES:
 Payable for shares redeemed .........................         4
 Payable for investment management
  services (note 3) ..................................     1,207
 Other accrued expenses ..............................     1,186
                                                      ----------

  Total liabilities ..................................     2,397
                                                      ----------

Net assets at market value                            $2,497,862
                                                      ==========

NET ASSETS CONSIST OF:
 Par value, $1 per share .............................  $221,041
 Paid-in capital in excess of par value .............. 1,995,133
 Accumulated undistributed net realized
  gain  on investments ...............................    72,786
 Net unrealized appreciation on investments (note 1)..   207,238
 Undistributed net
  investment income ..................................     1,664
                                                      ----------

Net assets at market value                            $2,497,862
                                                      ==========

Shares outstanding (note 4)...........................   221,041

Net asset value per share.............................    $11.30
                                                      ==========



STATEMENT OF OPERATIONS
                              January 2, 1997 to June 30, 1997 (Unaudited)

INVESTMENT INCOME:
 Interest......................................    $3,586
 Dividends.....................................    12,269
                                                 --------

  Total investment income......................    15,855
                                                 --------

EXPENSES:
 Management fees (note 3)......................     6,240
 Custodian fees (note 3).......................     1,347
 Directors' fees (note 3) .....................       137
 Professional fees.............................       445
 Fund accounting fees .........................     1,375
 Other.........................................       919
                                                 --------

  Total expenses...............................    10,463
                                                 --------

  Net investment income........................    $5,392
                                                 ========

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain from investments ...........   $72,786
 Net increase in unrealized
  appreciation on investments .................   207,238
                                                 --------

   Net gain on investments.....................   280,024
                                                 --------

   Net increase in net
   assets from operations......................  $285,416
                                                 ========



   The accompanying notes are an integral part of these financial statements.

    OHIO NATIONAL FUND, INC.
    SOCIAL AWARENESS PORTFOLIO

    Statement of Changes in Net Assets
                      For the period from January 2, 1997 to June 30, 1997 (Unaudited)

    From operations:
      Net investment income ..............................................     $5,392
      Realized gain on investments........................................     72,786
      Unrealized gain on investments......................................    207,238
                                                                           ----------
         Net increase in assets from operations...........................    285,416
                                                                           ----------
    Dividends and distributions to shareholders:
      Dividends declared .................................................     (3,730)
                                                                           ----------
    From capital share transactions (note 4):
      Received from shares sold ..........................................  2,235,386
      Received from dividends reinvested .................................      3,730
      Paid for shares redeemed ...........................................    (22,940)
                                                                           ----------
        Increase in net assets derived from capital share transactions ...  2,216,176
                                                                           ----------

          Increase in net assets .........................................  2,497,862
                                                                           ----------
    Net Assets:
      Beginning of period ................................................          0
                                                                           ----------

      End of period (a) .................................................. $2,497,862
                                                                           ----------

    (a) Includes undistributed net investment income of...................     $1,664
                                                                           ==========

    Financial Highlights
                      For the period from January 2, 1997 to June 30, 1997 (Unaudited)

    Per share data:
    Net asset value, beginning of period..................................     $10.00
    Income from investment operations:
      Net investment income...............................................       0.03
      Net realized and unrealized gain on
        investments and foreign currency transactions.....................       1.29
                                                                           ----------
        Total income from investment operations...........................       1.32
                                                                           ----------
    Less distributions:
      Dividends declared .................................................      (0.02)
                                                                           ----------

    Net asset value, end of period........................................     $11.30
                                                                           ==========

    Total return..........................................................      13.21%(b)

    Ratios and supplemental data:
      Ratio of expenses to average net assets.............................       0.97%(a)
      Ratio of net investment income to average net assets................       0.50%(a)
    Portfolio turnover rate...............................................         30%(b)
    Average commission rate ..............................................      $0.04 (c)

    Net assets at end of period (millions)................................       $2.5

    (a) Annualized
    (b) Calculated on an aggregate basis (not annualized)
    (c) Represents the total dollar amount of commissions paid on equity security transactions divided by the total number of shares purchased and sold by the portfolio.

                            The accompanying notes are an integral part of these financial statements.

STRATEGIC INCOME PORTFOLIO
OHIO NATIONAL FUND, INC.

OBJECTIVE

The Strategic Income Portfolio seeks to generate high current income by investing at least 80 percent of its assets in income-producing securities, including at least 40 percent of assets in a core group of U.S. government and corporate fixed-income securities, and the remainder in other income-producing securities.

PERFORMANCE AS OF JUNE 30, 1997

TOTAL RETURN:
One-year                      N/A
Three-year                    N/A
Five-year                     N/A
Since inception (1/3/97)     2.96%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

COMMENTS

The second quarter certainly turned out better than the first. The rise in the stock market finally caught hold of small caps and that helped the fund. The bond market also rallied in the second quarter and this boosted performance across all bond sectors.

Looking forward, the biggest concern has to do with interest rates. If the Fed raises short-term rates, long-term rates are sure to follow. This will create a decline in bond prices. Higher long-term rates might also signal an end to the market rally as money could stop flowing into the market due to the increased attractiveness of fixed-income investments.


CHANGE IN VALUE OF $10,000 INVESTMENT

                                          1/97            6/97
Strategic Income Portfolio               10,000          10,296
  (Commenced operations
   January 3, 1997)

Lehman Bros. Government/Corp.            10,000          10,274
  Bond Index-Intermediate


Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading.
Neither the portfolio nor the index is open to direct investment.

TOP 10 STOCKS AS OF JUNE 30, 1997
                                               % of Portfolio
1.  FNMA                     9.00%       4/1/16       13.1
2.  Noble Affiliates         8.00%       4/1/27        4.8
3.  Duke Power              7.875%       5/1/24        4.7
4.  Philip Morris           7.125%      8/15/02        4.7
5.  Lehman Bros.            7.125%      9/15/03        4.6
6.  Meditrust NT             7.60%      7/15/01        4.4
7.  Transcanada Pipeline    9.875%       1/1/21        4.3
8.  FNMA                     7.25%      2/25/17        4.3
9.  First Commonwealth Fund                            3.9
10. J.C. Penney              9.45%      7/15/02        3.7


TOP 5 INDUSTRIES AS OF JUNE 30, 1997

                                             % of Portfolio
Government                                         17.4
Real Estate                                        16.1
Oil, Energy & Natural Gas                          13.6
Financial Services                                 12.3
Investment Companies                                7.4

OHIO NATIONAL FUND, INC.
STRATEGIC INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS                       JUNE 30, 1997 (UNAUDITED)

        Face                                                     Market
       Amount                 Repurchase Agreements               Value
-------------------------------------------------------------------------
                  FINANCIAL (4.2%)
        $91,000   Star Bank 5.250% due 07-01-97
                    repurchase price $91,013
                    collateralized by GNMA certificates
                    pool #8359
                    due 01-20-24 (Cost $95,000)                  $ 91,000
                                                               ----------
                  TOTAL REPURCHASE AGREEMENTS
                    (4.2%) (COST $91,000)                        $ 91,000
                                                               ----------

        Face                                                     Market
       Amount                Long-Term Bonds & Notes              Value
-------------------------------------------------------------------------
                  GOVERNMENT (17.4%)
       $269,815   FNMA  9.000%  04-01-16                         $284,487
         91,773   FNMA  7.250%  02-25-17                           92,202
                                                               ----------
                                                                  376,689
                                                               ----------
                  BANKING (2.0%)
         45,000   Nationsbank Corp.
                    6.375%  02-21-06                               42,697
                                                               ----------
                  CONSUMER PRODUCTS (4.7%)
        100,000   Phillip Morris Co.
                    7.125%  08-15-02                              100,880
                                                               ----------
                  FINANCIAL SERVICES (4.6%)
        100,000   Lehman Brothers Holdings
                    7.125%  09-15-03                              100,005
                                                               ----------
                  FORESTRY & PAPER PRODUCTS (1.4%)
         30,000   International Paper Co.
                     7.625%  01-15-07                              31,219
                                                               ----------
                  MEDICAL & RELATED (2.5%)
         50,000   Columbia/HCA Healthcare
                    8.700%  02-10-10                               55,129
                                                               ----------
                  OIL, ENERGY & NATURAL GAS (10.6%)
        100,000   Noble Affiliates, Inc.
                    8.000%  04-01-27                              103,108
         27,000   Occidental Petroleum
                    10.125%  09-15-09                              33,217
         75,000   Transcanada Pipeline
                    9.875%  01-01-21                               92,447
                                                               ----------
                                                                  228,772
                                                               ----------
                  REAL ESTATE & LEASING (4.4%)
         95,000   Meditrust NT
                    7.600%  07-15-01                               96,028
                                                               ----------
                  RETAIL (3.7%)
         75,000   JC Penney Inc.
                    9.450%  07-15-02                               80,870
                                                               ----------
                  UTILITIES (7.0%)
        100,000   Duke Power Co.
                    7.875%  05-01-24                              101,507
         50,000   GTE Corp.
                    7.830%  05-01-23                               49,973
                                                               ----------
                                                                  151,480
                                                               ----------
                  TOTAL LONG-TERM BONDS & NOTES
                    (58.3%)  (COST $1,265,079)                 $1,263,769
                                                               ----------
                                                                 Market
   Shares                 Common Stock                            Value
----------------------------------------------------------------------------
                  AUTOMOTIVE & RELATED (0.6%)
            250   General Motors Corp.                            $13,922
                                                                 --------
                  FINANCIAL (1.3%)
          2,000   Dynex Capital Inc.                               27,875

                  HOTEL/LODGING (3.2%)
          4,600   Winston Hotels Inc.                              69,288
                                                                 --------
                  TOTAL COMMON STOCK
                    (5.1%)  (COST $106,266)                      $111,085
                                                                 --------
                           Closed-End                     Market
   Shares             Investment Companies                 Value
--------------------------------------------------------------------------
          6,900   First Commonwealth Fund                         $84,525
          8,500   Kleinwort Benson Australian Fund                 76,500
                                                                 --------
                                                                  161,025
                                                                 --------
                  TOTAL INVESTMENT COMPANIES
                    (7.4%) (COST $162,217)                       $161,025
                                                                 --------
                               Real Estate                     Market
     Shares                 Investment Trusts                   Value
     ---------------------------------------------------------------------
          1,000   Federal Realty Investment                       $27,000
          3,300   LTC Properties Inc.                              59,813
          2,300   Omega Healthcare Investments                     75,181
          3,400   Summit Properties Inc.                           70,125
          2,500   Thornburg Mtg. Asset Corp.                       53,750
                                                                 --------
                                                                  285,869
                                                                 --------
                  TOTAL REAL ESTATE INVEST. TRUSTS
                    (13.2%) (COST $293,757)                      $285,869
                                                                 --------
                                                               Market
     Shares                  Preferred Stock                    Value
     ---------------------------------------------------------------------
                  FINANCIAL SERVICES (6.4%)
          3,000   Enron Capital Trust Pfd.                     $   76,312
          2,500   Travelers Cap Pfd.                               63,125
                                                                ---------
                                                                  139,437
                                                                ---------
                  OIL, ENERGY & NATURAL GAS (3.0%)
          3,000   Atlantic Richfield Co. Pfd.                      64,500
                                                                ---------

                  REAL ESTATE & LEASING (2.9%)
          2,500   Kimco Realty Corp. Pfd. 8.500%                   62,968
                                                                ---------

                  TOTAL PREFERRED STOCK                        $  266,905
                    (12.3%)  (COST $267,020)
                                                                ---------

                  TOTAL HOLDINGS
                    (COST $2,185,339) (a)                      $2,179,653
                                                               ==========

(a) Also represents cost for Federal income tax purposes.

                            The accompanying notes are an integral part of these financial statements.


OHIO NATIONAL FUND, INC.
Strategic Income Portfolio

Statement of Assets and Liabilities
                                              June 30, 1997 (Unaudited)
Assets:
 Investments in securities at market
  value (note 1) (cost $2,185,339) ....................      $2,179,653
 Cash in bank .........................................             525
 Receivable for fund shares sold.......................          24,483
 Dividends and accrued interest receivable ............          30,598
                                                          --------------

  Total assets ........................................       2,235,259
                                                          --------------

Liabilities:
 Payable for investment management
  services (note 3) ...................................           1,439
 Other accrued expenses ...............................           2,833
                                                          --------------

  Total liabilities ...................................           4,272
                                                          --------------

Net assets at market value                                   $2,230,987
                                                          ==============

Net assets consist of:
 Par value, $1 per share ..............................        $224,140
 Paid-in capital in excess of par value ...............       2,013,969
 Accumulated undistributed net realized
  loss on investments .................................          (2,075)
 Net unrealized depreciation on investments (note 1)...          (5,686)
 Undistributed net
  investment income ...................................             639
                                                          --------------

Net assets at market value                                   $2,230,987
                                                          ==============

Shares outstanding (note 4)............................         224,140

Net asset value per share..............................           $9.95
                                                          ==============

Statement of Operations
                        January 2, 1997 to June 30, 1997 (Unaudited)

Investment income:
 Interest..............................................         $46,851
 Dividends.............................................          39,333
                                                          --------------

  Total investment income..............................          86,184
                                                          --------------

Expenses:
 Management fees (note 3)..............................           8,045
 Custodian fees (note 3)...............................           1,766
 Directors' fees (note 3) .............................             227
 Professional fees.....................................             743
 Fund accounting fees .................................           1,939
 Other.................................................           1,517
                                                          --------------

  Total expenses.......................................          14,237
                                                          --------------

  Net investment income................................         $71,947
                                                          ==============

Realized and unrealized loss on investments:
 Net realized loss from investments ...................         ($2,075)
 Net increase in unrealized
  depreciation on investments .........................          (5,686)
                                                          --------------

   Net loss on investments.............................          (7,761)
                                                          --------------

   Net increase in net
   assets from operations..............................         $64,186
                                                          ==============

                            The accompanying notes are an integral part of these financial statements.

    OHIO NATIONAL FUND, INC.
    STRATEGIC INCOME PORTFOLIO

    Statement of Changes in Net Assets
                             For the period from January 2, 1997 to June 30, 1997 (Unaudited)
    From operations:
     Net investment income ................................................          $71,947
     Realized loss on investments..........................................           (2,075)
     Unrealized loss on investments........................................           (5,686)
                                                                            ----------------
       Net increase in assets from operations..............................           64,186
                                                                            ----------------

    Dividends and distributions to shareholders:
     Dividends declared ...................................................          (71,308)
                                                                            ----------------

    From capital share transactions (note 4):
     Received from shares sold ............................................        2,185,006
     Received from dividends reinvested ...................................           71,308
     Paid for shares redeemed .............................................          (18,205)
                                                                            ----------------
      Increase in net assets derived from capital share transactions ......        2,238,109
                                                                            ----------------

        Increase in net assets ............................................        2,230,987
                                                                            ----------------
    Net Assets:
     Beginning of period ..................................................                0
                                                                            ----------------

     End of period (a) ....................................................       $2,230,987
                                                                            ================

    (a)   Includes undistributed net investment income of..................             $639
                                                                            ================

    Financial Highlights
                            For the period from January 2, 1997 to June 30, 1997 (Unaudited)


    Per share data:
    Net asset value, beginning of period...................................           $10.00
    Income from investment operations:
     Net investment income.................................................             0.34
     Net realized and unrealized loss on investments.......................            (0.05)
                                                                            ----------------
      Total income from investment operations..............................             0.29
                                                                            ----------------
    Less distributions:
     Dividends declared ...................................................            (0.34)
                                                                            ----------------

    Net asset value, end of period.........................................            $9.95
                                                                            ================

    Total return...........................................................             2.96%(b)

    Ratios and supplemental data:
     Ratio of expenses to average net assets...............................             1.37%(a)
     Ratio of net investment income to average net assets..................             6.94%(a)
    Portfolio turnover rate................................................               69%(b)
    Average commission rate ...............................................            $0.03 (c)

    Net assets at end of period (millions).................................             $2.2

    (a)   Annualized
    (b)   Calculated on an aggregate basis (not annualized)
    (c)   Represents the total dollar amount of commissions paid on equity security transactions divided by the total number of shares purchased and sold by the portfolio.

    The accompanying notes are an integral part of these financial statements.


STELLAR PORTFOLIO
OHIO NATIONAL FUND, INC.

OBJECTIVE
The Stellar Portfolio seeks to maximize total return by investing approximately 15 percent to 25 percent of its assets in each of the following categories: domestic equities, domestic bonds, foreign securities, real estate securities, and precious metal and/or money market securities.


PERFORMANCE AS OF JUNE 30, 1997

TOTAL RETURN:
One-year                      N/A
Three-year                    N/A
Five-year                     N/A
Since inception (1/3/97)     5.31%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.


COMMENTS
The second quarter has made up for the first quarter. The fund was down slightly at the end of March but the surge in small-cap stocks has helped performance in the second quarter giving us a nice positive return year-to-date.

The potential for rising interest rates poses a concern in regards to the exposure the fund has in the financial sector (roughly 1/3 of stock holdings). Valuation levels on these stocks will be the key to whether a reduction of holdings in this sector is needed. The short-term money market holdings drag the performance of the funds in a strong market, but should create a nice buffer when stocks and bonds are down.

CHANGE IN VALUE OF $10,000 INVESTMENT

                                                    1/97         6/97

Stellar Portfolio                                  $10,000     $11,167
 (Commenced operations January 3, 1997)
Lehman Bros. Government/Corp. Index-Intermediate   $10,000     $10,531



Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.


TOP 10 STOCKS AS OF JUNE 30, 1997

                                               % of Portfolio
1.  Hancock Patriot Premium Dividend                 2.3
2.  U.S. Treasury       7.50%      11/15/16          2.3
3.  U.S. Treasury       7.25%       5/15/04          2.2
4.  U.S. Treasury       6.75%       5/31/99          2.1
5.  U.S. Treasury       6.25%       7/31/98          2.1
6.  Kleinwort Benson Australian                      1.9
7.  Royal Dutch Petroleum                            1.6
8.  Merrill Lynch Pfd.      8%                       1.6
9.  Templeton Global Govts.                          1.6
10. New Jersey Econ. Devel. Auth. Pfd.               1.6



TOP 5 INDUSTRIES AS OF JUNE 30, 1997

                                               % of Portfolio
Real Estate                                        19.9
Government                                         10.3
Investment Companies                               10.0
Banking                                             4.0
Utilities                                           2.7

OHIO NATIONAL FUND, INC.
STELLAR PORTFOLIO

SCHEDULE OF INVESTMENTS                                JUNE 30, 1997 (UNAUDITED)




 FACE                                                                MARKET
AMOUNT                      REPURCHASE AGREEMENTS                     VALUE
--------------------------------------------------------------------------------
            FINANCIAL (20.2%)
 $481,000   Star Bank 5.250%  07-01-97
              repurchase price $481,070
              collateralized by GNMA certificates
              pool #8359
              due 01-20-24 (Cost $480,000)                            $481,000
                                                                  ------------
            TOTAL REPURCHASE AGREEMENTS
               (20.2%) (COST $481,000)                                $481,000
                                                                  ------------

 FACE                                                                MARKET
AMOUNT                     LONG-TERM BONDS & NOTES                    VALUE
--------------------------------------------------------------------------------
            GOVERNMENT (8.7%)
  $50,000   US Treasury Bond
              7.500%  11-15-16                                         $53,453
   50,000   US Treasury Note
              6.250%  07-31-98                                          50,234
   50,000   US Treasury Note
              6.750%  05-31-99                                          50,594
   50,000   US Treasury Note
              7.250%  05-15-04                                          52,125
                                                                  ------------
                                                                       206,406
                                                                  ------------
            TOTAL LONG-TERM BONDS & NOTES
              (8.7%) (COST $206,945)                                  $206,406
                                                                  ------------

                                                                     MARKET
SHARES                        U.S. COMMON STOCK                       VALUE
--------------------------------------------------------------------------------
            BANKING (1.9%)
      100   Bankamerica Corp.                                           $6,456
      100   Charter One Financial Inc.                                   5,387
      150   First Financial Bancorp                                      6,038
      100   First USA Inc.                                               5,647
      130   Fleet Financial                                              8,223
       50   Household Financial                                          5,872
      100   US Bancorp                                                   6,413
                                                                  ------------
                                                                        44,036
                                                                  ------------
            BUSINESS SERVICES (0.2%)
      150   Deluxe Corp.                                                 5,119
                                                                  ------------

            CHEMICALS (0.4%)
      100   Dow Chemical Co.                                             8,713
                                                                  ------------

            COMMUNICATIONS (0.2%)
      150   MCI Communications Corp.                                     5,742
                                                                  ------------

            COMPUTER & RELATED (2.0%)
      300 * Cisco Systems Inc.                                          20,137
      175   Intel Corp.                                                 24,817
      100 * Seagate Technology                                           3,519
                                                                  ------------
                                                                        48,473
                                                                  ------------
            CONSUMER PRODUCTS (0.2%)
      200   Alberto Culver Co. Cl. B                                     5,600
                                                                  ------------

            DRUGS (0.4%)
       75   Warner Lambert Co.                                           9,319
                                                                  ------------

                                                                     MARKET
SHARES                        U.S. COMMON STOCK                       VALUE
--------------------------------------------------------------------------------

            DURABLE GOODS (0.2%)                                        $5,119
      130   Snap On Inc.                                          ------------


            ELECTRICAL EQUIPMENT (1.0%)                                  8,213
      200   Johnson Controls Inc.                                       11,000
      125   Sony Corp.                                                   5,256
      100   Thomas & Betts Corp.                                  ------------
                                                                        24,469
                                                                  ------------

            FINANCIAL SERVICES (1.7%)                                   33,525
      450   American Express Co.                                         6,459
      150   Dean Whitter Discover                                 ------------
                                                                        39,984
                                                                  ------------

            FOOD AND RELATED (0.8%)                                      5,400
      300   Flemming Cos.                                                4,884
       75   General Mills Inc.                                           5,634
      150   Pepsico Inc.                                                 4,163
      100   Sara Lee Corp.                                        ------------
                                                                        20,081
                                                                  ------------

            HOTELS/LODGING (0.2%)                                        5,313
      200   Hilton Hotels Corp.                                   ------------


            HOUSING, FURNITURE & RELATED (0.3%)                          6,175
      200   Sherwin Williams Co.                                  ------------


            INDUSTRIAL SERVICES (0.8%)                                   6,207
      130   Ecolab Inc.                                                 12,138
      200   Parker Hannifin Corp.                                 ------------
                                                                        18,345
                                                                  ------------

            INSURANCE SERVICES (0.7%)                                    5,796
      112   AON Corp.                                                    6,206
       75   ITT Hartford                                                 4,400
      100   Ohio Casualty Corp.                                   ------------
                                                                        16,402
                                                                  ------------

            MACHINERY (0.4%)                                             9,288
      200   Paccar Inc.                                           ------------


            MEDIA & PUBLISHING (0.2%)                                    5,525
      100   Times Mirror Co.                                      ------------


            MEDICAL & RELATED (0.9%)                                     7,150
      200 * Quorum Health Group                                          6,862
      150 * Sofamore/Danek Group Inc.                                    6,652
      225 * Tenet Healthcare Corp.                                ------------
                                                                        20,664
                                                                  ------------

            METALS AND MINING (0.6%)                                     7,722
      175   AK Steel Holding Corp.                                       7,538
      100   Aluminum Company of America                           ------------
                                                                        15,260
                                                                  ------------

            OIL, ENERGY & NATURAL GAS (2.6%)                            25,472
      475 * BJ Services Co.                                              5,275
      100 * Ensco International Inc.                                     6,975
      300 * Global Marine Inc.                                           2,727
      125   Lyondell Petrochemical Co.                                   5,637
      200 * Rowan Cos. Inc.                                             10,875
      100   Texaco Inc.                                                  4,852
      125   Unocal Corp.                                          ------------
                                                                        61,813
                                                                  ------------

OHIO NATIONAL FUND, INC.
STELLAR PORTFOLIO

SCHEDULE OF INVESTMENTS                                JUNE 30, 1997 (UNAUDITED)


                                                                     MARKET
SHARES                        U.S. COMMON STOCK                       VALUE
--------------------------------------------------------------------------------
            RETAIL (2.1%)
      100   American Stores Co.                                         $4,938
      125   Dayton Hudson Corp.                                          6,648
      125   Gap Inc.                                                     4,859
    6,500 * Roberds Inc.                                                34,125
                                                                  ------------
                                                                        50,570
                                                                  ------------
            TRANSPORTATION (1.6%)
      325 * America West Holding Corp.                                   4,713
    1,000 * Genesee & Wyoming Inc.                                      26,250
      100 * UAL Corp.                                                    7,156
                                                                  ------------
                                                                        38,119
                                                                  ------------
            UTILITIES (0.2%)
      100   GPU Inc.                                                     3,588
                                                                  ------------

            TOTAL COMMON STOCK
              (19.6%) (COST $436,304)                                 $467,717
                                                                  ------------

                                 REAL ESTATE                            MARKET
SHARES                        INVESTMENT TRUSTS                         VALUE
--------------------------------------------------------------------------------
      650   Avalon Properties Inc.                                     $18,606
      450   Bay Apartment Communities                                   16,650
      525   Cali Realty Corp.                                           17,850
      500   Camden Property                                             15,813
      700   Centerpoint Properties Corp.                                22,225
      600   Federal Realty Investments                                  16,200
    1,000   Glimcher Realty                                             20,625
      900   Highwoods Property                                          28,800
      700   Kimco Realty Corp.                                          22,225
      675   Liberty Property                                            16,791
      900   LTC Properties Inc.                                         16,312
      850   Manufactured Home Communities                               19,602
      375   Meditrust                                                   14,953
      800   New Plan Realty                                             17,650
      550   Omega Healthcare Investments                                17,978
      400   Post Properties                                             16,225
      650   RFS Hotel Investments                                       11,700
      775   Security Capital Pacific Trust                              17,728
      700   Simon DeBartolo Group Inc.                                  22,400
    1,200   Sizeler Property Investments                                12,375
      600   Starwood Lodging                                            25,613
      650   Storage Trust Realty                                        17,225
      350   Storage USA Inc.                                            13,387
      800   Summit Property Inc.                                        16,500
      600   Sun Communities                                             20,138
      400   Weingarten Realty Investments                               16,900
                                                                  ------------
                                                                       472,471
                                                                  ------------
            TOTAL REAL ESTATE INV. TRUSTS
              (19.9%) (COST $463,682)                                 $472,471
                                                                  ------------


                          CLOSED-END                                    MARKET
SHARES              INVESTMENT COMPANIES                                 VALUE
--------------------------------------------------------------------------------
      500   Argentina Fund Inc.                                         $7,375
      300   Brazil Fund Inc.                                             9,225
      800   Chile Fund Inc.                                             20,900
      875   First Commonwealth Fund Inc.                                10,719
    5,000   Hancock Patriot Prem. Div. Fd. II                           55,312
    2,200 * Japan Webs Index Series                                     31,075
    5,000   Kleinworth Benson Austral. Inc. Fd.                         45,000
      650   Mexico Fund Inc.                                            12,594
      300   Templeton Emerging Mkts. Fd.                                 7,125
    5,000   Templeton Global Govts. Fund                                37,813
                                                                  ------------
                                                                       237,138
                                                                  ------------
            TOTAL CLOSED END INVESTMENT CO.
              (10.0%)  (COST $226,200)                                $237,138
                                                                  ------------

                                                                        MARKET
SHARES              FOREIGN COMMON STOCK                                 VALUE
--------------------------------------------------------------------------------
            ARGENTINA (0.3%)
      200   YPF Sociedad Anonima Spon ADR                               $6,150
                                                                  ------------

            AUSTRALIA (1.1%)
      350   Nat'l. Australia Bank LTD ADR                               24,959
                                                                  ------------

            CANADA (2.6%)
      500   Alcan Aluminum Ltd.                                         17,344
      775   Canadian Pac Ltd.                                           22,039
      550   Seagram Co. Ltd.                                            22,138
                                                                  ------------
                                                                        61,521
                                                                  ------------
            DENMARK (1.2%)
      500   Novo-Nordisk AS ADR                                         27,436
                                                                  ------------

            GERMANY (0.9%)
      250   Daimler Benz AG Spon ADR                                    20,375
                                                                  ------------

            GREAT BRITAIN (1.4%)
      850   Cable & Wireless Pub. Ltd.                                  23,747
      175   Vodafone Group Spon. ADR                                     8,477
                                                                  ------------
                                                                        32,224
                                                                  ------------
            HOLLAND (2.7%)
      350   Phillips NV                                                 25,156
      700   Royal Dutch Petroleum Co.                                   38,063
                                                                  ------------
                                                                        63,219
                                                                  ------------
            ITALY (0.5%)
      175   Luxottica Group ADR                                         11,867
                                                                  ------------

            JAPAN (0.4%)
      100   Hitachi Ltd. ADR                                            11,300
                                                                  ------------



OHIO NATIONAL FUND, INC.
STELLAR PORTFOLIO

SCHEDULE OF INVESTMENTS                                JUNE 30, 1997 (UNAUDITED)

                                                                        MARKET
SHARES              FOREIGN COMMON STOCK                                 VALUE
--------------------------------------------------------------------------------
            NORWAY (0.8%)
      350   Norsk Hydro AS Spon ADR                                    $18,966
                                                                  ------------

            SPAIN (1.5%)
      850   Respol SA Spon. ADR                                         36,071
                                                                  ------------

            SWEDEN (1.0%)
      100   Swedish Match Co. Spon. ADR                                  3,400
      775   Volvo Aktiebolaget Ser B ADR                                20,731
      760   Volvo Aktiebolaget Rights                                        0
                                                                  ------------
                                                                        24,131
                                                                  ------------

            TOTAL FOREIGN COMMON STOCK
              (14.2%) (COST $290,751)                                 $338,219
                                                                  ------------


                                                                        MARKET
SHARES              PREFERRED STOCK                                      VALUE
--------------------------------------------------------------------------------
             BANKING (2.1%)
     1,000   Banco Bilbao Vizcaya Pfd. 8%                              $25,125
     1,000   BankUnited Cap II Pfd. 9.6%                                25,125
                                                                  ------------
                                                                        50,250
                                                                  ------------
             FINANCIAL SERVICES (1.6%)
     1,500   Merrill Lynch Cap Trust II 8%                              38,062
                                                                  ------------

             GOVERNMENT (1.6%)
     1,500   New Jersey Economic Dev. 7.6%                              37,500
                                                                  ------------

             UTILITIES (2.5%)
     1,200   HL&P Cap Trust I 8.125%                                    29,775
     1,200   Northern States Power 7.875%                               29,700
                                                                  ------------
                                                                        59,475
                                                                  ------------
             TOTAL PREFERRED STOCK
               (7.8%)  (COST $185,000)                                $185,287
                                                                  ------------


             TOTAL HOLDINGS
               (COST $2,289,882)                                    $2,388,238
                                                                  ============


*Non-income producing securities.
(a) Also represents cost for Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
STELLAR PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
                                          June 30, 1997 (Unaudited)

ASSETS:
 Investments in securities at market
  value (note 1) (cost $2,289,882) ..................   $2,388,238
 Cash in bank .......................................          941
 Dividends and accrued interest receivable ..........        8,445
                                                        ----------

  Total assets ......................................    2,397,624
                                                        ----------

LIABILITIES:
 Payable for shares redeemed ........................          195
 Payable for investment management
  services (note 3) .................................        1,941
 Other accrued expenses .............................        2,919
                                                        ----------

  Total liabilities .................................        5,055
                                                        ----------

Net assets at market value                              $2,392,569
                                                        ==========
NET ASSETS CONSIST OF:
 Par value, $1 per share ............................     $230,419
 Paid-in capital in excess of par value .............    2,075,816
 Accumulated undistributed net realized
  loss on investments ...............................      (12,147)
 Net unrealized appreciation on investments (note 1).       98,355
 Undistributed net investment income ................          126
                                                        ----------

Net assets at market value                              $2,392,569
                                                        ==========

Shares outstanding (note 4)..........................      230,419

Net asset value per share............................       $10.38
                                                        ==========

 STATEMENT OF OPERATIONS
                  January 2, 1997 to June 30, 1997 (Unaudited)

 INVESTMENT INCOME:
  Interest........................................     $20,939
  Dividends.......................................      27,096
                                                      --------

   Total investment income........................      48,035
                                                      --------
 EXPENSES:
  Management fees (note 3)........................      10,381
  Custodian fees (note 3).........................       1,766
  Directors' fees (note 3) .......................         227
  Professional fees...............................         743
  Fund accounting fees ...........................       1,939
  Other...........................................       1,780
                                                      --------

   Total expenses.................................      16,836
                                                      --------

   Net investment income .........................     $31,199
                                                      ========

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss from investments .............    ($12,147)
  Net increase in unrealized
   appreciation on investments ...................      98,355
                                                      --------

    Net gain on investments.......................      86,208
                                                      --------

    Net increase in net
    assets from operations........................    $117,407
                                                      ========


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
STELLAR PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
                For the period from January 2, 1997 to June 30, 1997 (Unaudited)

FROM OPERATIONS:
 Net investment income .................................................        $31,199
 Realized loss on investments...........................................        (12,147)
 Unrealized gain on investments.........................................         98,355
                                                                             ----------
   Net increase in assets from operations...............................        117,407
                                                                             ----------

Dividends and distributions to shareholders:
 Dividends declared ....................................................        (31,073)
                                                                             ----------

From capital share transactions (note 4):
 Received from shares sold .............................................      2,319,162
 Received from dividends reinvested ....................................         31,073
 Paid for shares redeemed ..............................................        (44,000)
                                                                             ----------
  Increase in net assets derived from capital share transactions .......      2,306,235
                                                                             ----------

    Increase in net assets .............................................      2,392,569
                                                                             ----------
Net Assets:
 Beginning of period ...................................................              0
                                                                             ----------

 End of period (a) .....................................................     $2,392,569
                                                                             ==========
(a) Includes undistributed net investment gain of.......................           $126
                                                                             ==========

FINANCIAL HIGHLIGHTS
                For the period from January 2, 1997 to June 30, 1997 (Unaudited)

PER SHARE DATA:
Net asset value, beginning of period....................................         $10.00
Income from investment operations:
 Net investment income..................................................           0.15
 Net realized and unrealized gain on investments .......................           0.37
                                                                             ----------
  Total income from investment operations...............................           0.52
                                                                             ----------
Less distributions:
 Dividends declared ....................................................          (0.14)
                                                                             ----------

Net asset value, end of period..........................................         $10.38
                                                                             ==========

Total return............................................................           5.31%(b)

RATIOS AND SUPPLEMENTAL DATA:
 Ratio of expenses to average net assets................................           1.57%(a)
 Ratio of net investment income to average net assets...................           2.91%(a)
Portfolio turnover rate.................................................              8%(b)
Average commission rate ................................................          $0.13 (c)

Net assets at end of period (millions)..................................           $2.4

(a) Annualized
(b) Calculated on an aggregate basis (not annualized)
(c) Represents the total dollar amount of commissions paid on equity security transactions divided by the total number of shares purchased and sold by the portfolio.

   The accompanying notes are an integral part of these financial statements.

RELATIVE VALUE PROTFOLIO
OHIO NATIONAL FUND, INC.


OBJECTIVE
The Relative Value Portfolio seeks the highest total return as is consistent with reasonable risk by investing in stocks which Star deems to represent characteristics with low volatility, above-average yields and are undervalued relative to the stocks comprising the S&P Composite Stock Index.

PERFORMANCE AS OF JUNE 30, 1997
TOTAL RETURN:


One-year                      N/A
Three-year                    N/A
Five-year                     N/A
Since inception (1/3/97)    16.28%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

COMMENTS
The Relative Value Funds is performing very well relative to the S&P Index and or other Growth funds. Last quarter the fund was up 17.18%, just off the S&P and in the top 7% of the Morningstar Large-Cap Blend funds. The continuing focus of the fund on large-cap stocks has been the key to performance as most of the money flowing into the market is heading into the large-cap sector. If interest rates remain low and and the economy continues to grow, the stock market should do well. If inflation fears rise due to a high-growth economy and interest rates also rise, money might flow from the stock market to fixed-income investments. This will could trigger a downturn in the market. But for now we'll enjoy the tremendous growth in the market and hopefully see it continue into the second half of the year.


CHANGE IN VALUE OF $10,000 INVESTMENT


                                               1/97         8/97

Relative Value Portfolio                     $10,000       $12,060
 (Commenced operations January 3, 1997)
S&P 500 Index                                $10,000       $11,628




Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

TOP 10 STOCKS AS OF JUNE 30, 1997

                                               % of Portfolio
1.  Smithkline Beecham                               3.9
2.  Intel                                            3.9
3.  Procter & Gamble                                 3.9
4.  IBM                                              3.8
5.  Lockheed Martin                                  2.8
6.  Bristol Myers Squibb                             2.7
7.  Dow Chemical                                     2.6
8.  Gillette                                         2.6
9.  Philip Morris                                    2.6
10. AlliedSignal, Inc.                               2.6

TOP 5 INDUSTRIES AS OF JUNE 30, 1997

                                               % of Portfolio
Drugs                                              11.3
Consumer Products                                  10.7
Computer and Related                                7.7
Oil, Energy & Natural Gas                           7.2
Aerospace                                           6.6

OHIO NATIONAL FUND, INC.
RELATIVE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS                                JUNE 30, 1997 (UNAUDITED)

      FACE                                                       MARKET
     AMOUNT                 REPURCHASE AGREEMENTS                 VALUE
--------------------------------------------------------------------------------
             FINANCIAL (23.0%)
  $757,000   Star Bank 5.250% due 07-01-97
               repurchase price $757,110
               collateralized by GNMA certificates
               pool #8359
               due 01-20-24 (cost $755,000)                    $757,000
                                                           ------------
             TOTAL REPURCHASE AGREEMENTS
               (23.0%) (COST $757,000)                         $757,000
                                                           ------------

                                                                 MARKET
     SHARES                      COMMON STOCK                     VALUE
--------------------------------------------------------------------------------
             AEROSPACE (6.6%)
     1,000   Allied Signal Inc.                                 $84,000
       900   Lockheed Martin Corp.                               93,206
       800   Raytheon Co.                                        40,800
                                                           ------------
                                                                218,006
                                                           ------------
             AUTOMOTIVE & RELATED (3.1%)
       700   General Motors Corp.                                38,981
     1,000   Goodyear Tire & Rubber Co.                          63,313
                                                           ------------
                                                                102,294
                                                           ------------
             BANKING (5.6%)
       250   Citicorp                                            30,141
       500   Corestates Financial Corp.                          26,875
       400   First Financial Bancorp                             16,100
       700   Mellon Bank Corp.                                   31,587
       250 * National Australia Bank Ltd. ADR                    17,828
       500   Nationsbank Corp.                                   32,250
       800   Signet Banking Corp.                                28,800
                                                           ------------
                                                                183,581
                                                           ------------
             CHEMICALS (2.6%)
     1,000   Dow Chemical Co.                                    87,125
                                                           ------------

             COMMUNICATIONS (4.7%)
     2,000   AT&T Corp.                                          70,125
       800   Cable & Wireless Co. ADR                            22,350
       500   Motorola Inc.                                       38,000
       500   Vodafone Group PLC ADR                              24,219
                                                           ------------
                                                                154,694
                                                           ------------
             COMPUTER & RELATED (7.7%)
       900   Intel Corp.                                        127,631
     1,400   International Business Machines                    126,263
                                                           ------------
                                                                253,894
                                                           ------------
             CONSUMER PRODUCTS (10.7%)
     1,000   Fortune Brands                                     37,313
     1,000 * Gallaher Group PLC ADR                             18,437
       900   Gillette Co.                                       85,275
     1,900   Phillip Morris Cos. Inc.                           84,313
       900   Procter & Gamble Co.                              127,125
                                                           ------------
                                                               352,463
                                                           ------------

                                                                 MARKET
     SHARES                      COMMON STOCK                     VALUE
--------------------------------------------------------------------------------
              DRUGS (11.3%)
      1,000   American Home Products Corp.                      $76,500
      1,100   Bristol Myers Squibb Co.                           89,100
        750   Merck & Co. Inc.                                   77,625
      1,400   Smithkline Beecham PLC ADR                        128,275
                                                           ------------
                                                                371,500
                                                           ------------
              ELECTRICAL EQUIPMENT (3.2%)
      1,000   General Electric Co.                               65,375
      1,000   Johnson Controls Inc.                              41,063
                                                           ------------
                                                                106,438
                                                           ------------
              FINANCIAL SERVICES (2.5%)
        550   American Express Co.                               40,975
      1,000   Lehman Brothers Holdings Inc.                      40,500
                                                           ------------
                                                                 81,475
                                                           ------------
              INSURANCE SERVICES (4.7%)
        300   American Bankers Ins. Group Inc.                   18,975
        450   Cincinnati Financial Corp.                         35,550
      1,000   Ohio Casualty Corp.                                44,000
        900   Travelers Group Inc.                               56,756
                                                           ------------
                                                                155,281
                                                           ------------
              OIL, ENERGY & NATURAL GAS (7.2%)
      1,200   Mobil Corp.                                        83,850
      1,400   Royal Dutch Petrolum                               76,125
        700   Texaco Inc.                                        76,125
                                                           ------------
                                                                236,100
                                                           ------------
              RETAIL (3.5%)
      1,000   JC Penney Inc.                                     52,188
      1,200   Sears Roebuck & Co.                                64,500
                                                           ------------
                                                                116,688
                                                           ------------
              TRANSPORTATION & EQUIPMENT (1.2%)
        200   Burlington Northern Santa Fe Corp.                 17,975
        400   Canadian Pac. Ltd. New                             11,375
        400   Comair Holdings Inc.                               11,075
                                                           ------------
                                                                 40,425
                                                           ------------
              UTILITIES (2.7%)
        900   GPU Inc.                                           32,287
      1,300   GTE Corp.                                          57,037
                                                           ------------
                                                                 89,324
                                                           ------------
              TOTAL COMMON STOCK (77.3%)
                (COST $2,173,118)                            $2,549,288
                                                           ------------

              TOTAL HOLDINGS
                (COST $2,930,118) (a)                        $3,306,288
                                                           ============


*Non-income producing securities.
(a) Also represents cost for Federal income tax purposes.


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
RELATIVE VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
                                                       June 30, 1997 (Unaudited)

Assets:
 Investments in securities at market
  value (note 1) (cost $2,930,118) .................. $3,306,288
 Cash in bank .......................................         12
 Receivable for fund shares sold.....................     54,484
 Dividends and accrued interest receivable ..........      5,770
                                                      ----------

  Total assets ......................................  3,366,554
                                                      ----------

Liabilities:
 Payable for investment management
  services (note 3) .................................      2,299
 Other accrued expenses .............................      2,652
                                                      ----------

  Total liabilities .................................      4,951
                                                      ----------

Net assets at market value                            $3,361,603
                                                      ==========

Net assets consist of:
 Par value, $1 per share ............................   $290,712
 Paid-in capital in excess of par value .............  2,693,191
 Accumulated undistributed net realized
  gain on investments ...............................      1,483
 Net unrealized appreciation on investments (note 1).    376,169
 Undistributed net investment income ................         48
                                                      ----------

Net assets at market value                            $3,361,603
                                                      ==========

Shares outstanding (note 4)..........................    290,712

Net asset value per share............................     $11.56
                                                      ==========

STATEMENT OF OPERATIONS
                                    January 2, 1997 to June 30, 1997 (Unaudited)


Investment income:
 Interest...........................................   $7,085
 Dividends..........................................   25,555
                                                      -------

  Total investment income...........................   32,640
                                                      -------

Expenses:
 Management fees (note 3)...........................   10,784
 Custodian fees (note 3)............................    1,766
 Directors' fees (note 3) ..........................      227
 Professional fees..................................      743
 Fund accounting fees ..............................    1,939
 Other..............................................    1,252

  Total expenses....................................   16,711
                                                      -------

  Net investment income.............................  $15,929
                                                      =======
Realized and unrealized gain on investments:
 Net realized gain from investments ................   $1,483
 Net increase in unrealized
  appreciation on investments ......................  376,169
                                                      -------

   Net gain on investments..........................  377,652
                                                      -------
   Net increase in net
   assets from operations........................... $393,581
                                                      =======




   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
RELATIVE VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
                    For the period from January 2, 1997 to June 30, 1997 (Unaudited)

From operations:
  Net investment income .................................................   $15,929
  Realized gain on investments...........................................     1,483
  Unrealized gain on investments.........................................   376,169
                                                                          ---------
     Net increase in assets from operations..............................   393,581
                                                                          ---------
Dividends and distributions to shareholders:
  Dividends declared ....................................................   (15,881)
                                                                          ---------

From capital share transactions (note 4):
  Received from shares sold ............................................. 3,024,542
  Received from dividends reinvested ....................................    15,881
  Paid for shares redeemed ..............................................   (56,520)
                                                                          ---------
    Increase in net assets derived from capital share transactions ...... 2,983,903
                                                                          ---------

      Increase in net assets ............................................ 3,361,603
                                                                          ---------
Net Assets:
  Beginning of period ...................................................         0
                                                                          ---------
  End of period (a) .....................................................$3,361,603
                                                                          =========

(a) Includes undistributed net investment income of......................       $48
                                                                          =========


FINANCIAL HIGHLIGHTS
                    For the period from January 2, 1997 to June 30, 1997 (Unaudited)

Per share data:
Net asset value, beginning of period.....................................    $10.00
Income from investment operations:
  Net investment income..................................................      0.07
  Net realized and unrealized gain on investments........................      1.55
                                                                          ---------
    Total income from investment operations..............................      1.62
                                                                          ---------
Less distributions:
  Dividends declared ....................................................     (0.06)
                                                                          ---------

Net asset value, end of period...........................................    $11.56
                                                                          =========

Total return.............................................................     16.28%(b)

Ratios and supplemental data:
  Ratio of expenses to average net assets................................      1.31%(a)
  Ratio of net investment income to average net assets...................      1.25%(a)
Portfolio turnover rate..................................................         3%(b)
Average commission rate .................................................     $0.26 (c)

Net assets at end of period (millions)...................................      $3.4



(a)  Annualized
(b)  Calculated on an aggregate basis (not annualized)
(c) Represents the total dollar amount of commissions paid on equity security transactions divided by the total number of shares purchased and sold by the portfolio.

   The accompanying notes are an integral part of these financial statements.

     OHIO NATIONAL FUND, INC.
     NOTES TO FINANCIAL STATEMENTS
     June 30, 1997 (Unaudited)

(1)  BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES
     Ohio National Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund is a series investment company which consists of sixteen separate investment portfolios that seek the following investment objectives:

     EQUITY PORTFOLIO - long-term growth of capital by investing principally in common stocks or other equity securities. Current income is a secondary objective.
     MONEY MARKET PORTFOLIO - maximum current income consistent with preservation of capital and liquidity by investing in high quality money market instruments.
     BOND PORTFOLIO - high level of return consistent with preservation of capital by investing primarily in high quality intermediate and long-term debt securities.
     OMNI PORTFOLIO - high level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.
     INTERNATIONAL PORTFOLIO - long-term capital growth by investing primarily in common stocks of foreign companies.
     CAPITAL APPRECIATION PORTFOLIO - maximum capital growth by investing primarily in common stocks that are (1) considered to be undervalued or temporarily out of favor with investors, or (2) expected to increase in price over the short term.
     SMALL CAP PORTFOLIO - maximum capital growth by investing primarily in common stocks of small- and medium-sized companies.
     GLOBAL CONTRARIAN PORTFOLIO - long-term growth of capital by investing in foreign and domestic securities believed to be undervalued or presently out of favor.
     AGGRESSIVE GROWTH PORTFOLIO - capital growth.

     The following portfolios commenced operations on January 2, 1997:

     CORE GROWTH PORTFOLIO - long-term capital appreciation.
     GROWTH & INCOME PORTFOLIO - long-term total return by investing in equity and debt securities focusing on small- and mid-cap companies that offer potential for capital appreciation, current income, or both.
     S&P 500 INDEX PORTFOLIO - total return that approximates that of the Standard & Poor's 500 Index ("S&P 500") by investing in common stocks and in stock index futures contracts hedged by U.S. Government obligations, investment grade corporate bonds and cash equivalents.
     SOCIAL AWARENESS PORTFOLIO - long-term capital growth by investing primarily in common stocks and other equity securities of companies that, in the Advisor's opinion, conduct their business in a way that enhances society's quality of life.
     STRATEGIC INCOME PORTFOLIO - high current income by investing at least 40% of its assets in a core group of U.S. government and corporate fixed income securities and the remainder in other income producing securities.
     STELLAR PORTFOLIO - maximum total return by investing in domestic and foreign securities (equity and fixed income), real estate, precious metal securities, and money market securities.
     RELATIVE VALUE PORTFOLIO - maximum total return consistent with reasonable risk by investing primarily in equity securities.

     The following is a summary of significant accounting policies:

     Investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7, which approximates market value. All net investment income of the Money Market Portfolio is declared and paid daily as a dividend to shareholders immediately before the computation of the net asset value of Money Market Portfolio shares. Dividends are automatically reinvested in additional Money Market Portfolio shares at the net asset value immediately following such computation. Distributions arising from net investment income from the remaining portfolios are declared and paid to shareholders quarterly and are recorded on the ex-dividend date. Distributions arising from accumulated net realized capital gains are recorded on the ex-dividend date and are distributed to shareholders at least once a year.

     For all other portfolios, securities which are traded on U.S. and foreign stock exchanges or in the over-the-counter markets are valued at the last sale price or, if there has been no sale that day, at the last bid reported as of 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. Over-the-counter securities are valued at the last bid price as of the close of trading on the Exchange. Short-term investments (investments with remaining maturities of 60 days or less) are valued at amortized cost and fixed income securities are valued by using market quotations, or independent pricing services which use prices provided by market makers or estimates of market value obtained

     OHIO NATIONAL FUND, INC.
     NOTES TO FINANCIAL STATEMENTS (CONTINUED)
     June 30, 1997 (Unaudited)

     from yield data relating to instruments or securities with similar characteristics. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time of such valuation.

     Foreign currency exchange rates are generally determined prior to 4:00 p.m. Eastern time. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the time of valuation, which in the case of the International, Small Cap, Global Contrarian, Aggressive Growth, and Stellar Portfolios, would not be reflected in the computation of the portfolios' net asset value. If events materially affecting the value of such securities or currency exchange rates occurred during such time period, the securities are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

     In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward foreign currency exchange contracts (forward contracts). A forward contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. Additionally, the Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.

     Each portfolio other than the Money Market Portfolio may (a) write call options traded on a registered national securities exchange if such portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, (c) purchase and sell financial futures and options thereon, and (d) purchase and sell financial index options; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the portfolio would be hedged by options or futures contracts, and no more than 5% of any portfolio's total assets, at market value, may be used for premiums on open options and initial margin deposits on futures contracts. Options are recorded at market value, and the related realized and unrealized gains and losses are included in the statement of operations. The portfolios making use of options bear the market risk of an unfavorable change in the price of any security underlying the options.

     The Fund may invest in two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indexes such as the Standard & Poor's 500 Index or on narrow-based stock indexes. A particular index will be selected according to Ohio National Investments, Inc.'s ("ONI's"), the investment advisor to the Fund, investment strategy for the particular portfolio. The Fund may enter into such contracts to reduce the risk of fluctuation of portfolio securities values or to take advantage of expected market fluctuations.

     Securities transactions are recorded on a trade date basis. Dividend income is recognized on the ex-dividend date (except in the case of foreign securities in the International, Small Cap, Global Contrarian, Aggressive Growth, and Stellar Portfolios, in which dividends are recorded as soon after the ex-dividend date as the fund becomes aware of such dividends), and interest income is accrued daily as earned. Net realized gain or loss on investments and foreign exchange transactions are determined using the first-in, first-out method except in the case of the Aggressive Growth Portfolio in which the identified cost basis is used.

     The books and records of all the portfolios are maintained in U.S. dollars. Foreign currency amounts in the International, Small Cap, Global Contrarian, Aggressive Growth and Stellar Portfolios are translated into U.S. dollars on the following basis:
     (1) market value of investments, other assets and liabilities--at exchange rates prevailing at the end of the period.
     (2) purchases and sales of investments, income and expenses--at the rates of exchange prevailing on the respective dates of such transaction.

     Although the net assets and the market value of the portfolios are presented at the foreign exchange rates at the end of the period, the portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of changes in the market price of the investments. However, the portfolios do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of foreign-currency denominated debt obligations pursuant to Federal income tax regulations.

     OHIO NATIONAL FUND, INC.
     NOTES TO FINANCIAL STATEMENTS (CONTINUED)
     June 30, 1997 (Unaudited)

     Foreign investment and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks, including re-evaluation of currency and future adverse political and economic developments, could cause investments and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

     Each portfolio may acquire repurchase agreements from member banks of the Federal Reserve System which ONI deems creditworthy under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the portfolio under the 1940 Act.

     For Federal income tax purposes, the Bond, Small Cap and Aggressive Growth Portfolios had capital loss carryovers of $82,701, $229,009 and $1,425,782 respectively, at December 31, 1996. If not offset by capital gains, $82,701 and $47,306 will expire in 2003 in the Bond and Aggressive Growth Portfolios respectively and $229,009 and $1,378,476 will expire in 2004 in the Small Cap and Aggressive Growth Portfolios respectively. The Board of Directors does not intend to authorize a distribution of any net realized gain for a portfolio until the capital loss carryover has been offset or expires.

     It is the policy of the Fund to distribute to its shareholders substantially all of its taxable income, thus gaining relief from Federal income taxes under provisions of current tax regulations applicable to investment companies of this type. Accordingly, no provision for Federal income taxes has been made.

     Most expenses of the Fund can be directly attributed to a portfolio. Expenses which cannot be directly attributed are allocated between the portfolios in the Fund based on average net assets.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     The gross unrealized appreciation and depreciation on investments in each portfolio as of June 30, 1997 were as follows:

                                                                                                             CAPITAL
                                       EQUITY               BOND             OMNI       INTERNATIONAL      APPRECIATION
                                       ------               ----             ----       -------------      ------------
Gross unrealized:
  Appreciation....................  $  107,584,077       $  491,051     $  49,139,397   $  22,943,831      $  5,583,332
  Depreciation....................      (3,285,037)        (197,998)       (1,831,645)     (6,480,762)         (527,063)
Net Unrealized:
  Appreciation (Depreciation).....     104,299,040          293,053        47,307,752      16,463,069         5,056,269

OHIO NATIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 1997 (Unaudited)

                                        SMALL            GLOBAL         AGGRESSIVE          CORE           GROWTH &
                                         CAP           CONTRARIAN         GROWTH           GROWTH           INCOME
                                         ---           ----------         ------           ------           ------
Gross unrealized:
  Appreciation..................... $  9,442,729      $  1,469,430     $  1,803,862     $   759,503        $  720,608
  Depreciation.....................   (1,322,798)         (519,957)        (703,565)       (190,102)          (40,616)
Net Unrealized:
  Appreciation (Depreciation)......    8,119,931           949,473        1,100,297         569,401           679,992



                                                          SOCIAL          STRATEGIC                         RELATIVE
                                       S&P 500          AWARENESS          INCOME         STELLAR             VALUE
                                       -------          ---------          ------         -------             -----
Gross unrealized:
  Appreciation.....................  $  753,793         $  264,446      $   18,059     $  120,695          $  393,998
  Depreciation.....................     (14,678)           (57,208)        (23,745)       (22,340)            (17,829)
Net Unrealized:
  Appreciation (Depreciation)......     739,115            207,238         (5,686)         98,355             376,169



(2) INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 1997 were as follows:

                                                                                                     CAPITAL
                                 EQUITY                BOND           OMNI        INTERNATIONAL    APPRECIATION
                                 ------                ----           ----        -------------    ------------
Stocks & Bonds:
  Purchases...............   $  24,560,090          $  696,384   $  19,323,699    $  19,972,222     $13,676,652
  Sales...................      16,197,437               3,975       9,007,812       17,936,186       7,687,398
U.S. Government
Obligations:
  Purchases...............          --                   --             --               --             199,922
  Sales...................          --                   --             --               --                --


                              SMALL             GLOBAL         AGGRESSIVE         CORE           GROWTH &
                               CAP            CONTRARIAN         GROWTH          GROWTH           INCOME
                               ---            ----------         ------          ------           ------
INCOME
Stocks & Bonds:
  Purchases..............  $15,919,033        $4,100,342       $16,038,722     $6,348,461       $7,675,436
  Sales..................   13,365,182         1,719,563        13,194,993        839,254          547,391
U.S. Government
Obligations:
  Purchases..............        --                 --               --              --               --
  Sales..................        --                 --               --              --               --

OHIO NATIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 1997 (Unaudited)

                                                 SOCIAL           STRATEGIC                          RELATIVE
                             S&P 500           AWARENESS           INCOME           STELLAR            VALUE
                             -------           ---------           ------           -------            -----
VALUE
Stocks & Bonds:
  Purchases...............  $6,011,273          $2,645,148        $3,004,749       $1,743,018       $2,243,479
  Sales...................     862,438             628,563         1,292,984          132,251           72,525
U.S. Government
Obligations:
  Purchases...............        --                  --             463,605          206,945            --
  Sales...................        --                  --              81,402             --              --

(3) INVESTMENT ADVISORY AGREEMENT, SUB-ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATED PERSONS

     The Fund has an investment advisory agreement with Ohio National Investments, Inc. ("ONI") a wholly owned subsidiary of Ohio National Life Insurance Company (ONLIC), under the terms of which ONI provides portfolio management and investment advice to the Fund and administers its other affairs, subject to the supervision of the Fund's Board of Directors. As compensation for its services, ONI receives from the Fund annual fees on the basis of each portfolio's average daily net assets based on the following schedule: (a) for each of the Equity, Bond, Omni and Social Awareness Portfolios, 0.60% of the first $100 million of each Portfolio's net assets, 0.50% of the next $150 million of net assets, 0.45% of the next $250 million of net assets, 0.40% of the next $500 million of net assets, 0.30% of the next $1 billion of net assets, and 0.25% of net assets over $2 billion; (b) for the Money Market Portfolio, 0.30% of the first $100 million of net assets, 0.25% of the next $150 million of net assets, 0.23% of the net $250 million of net assets, 0.20% of the next $500 million of net assets, and 0.15% of net assets over $1 billion; (c) for the International, Global Contrarian, and Relative Value Portfolios, 0.90% of each Portfolio's net assets; (d) for the Capital Appreciation, Small Cap, Aggressive Growth and Strategic Income Portfolios, 0.80% of each Portfolio's net assets, (e) for the Core Growth Portfolio, 0.95% of the first $150 million of net assets, and 0.80% of net assets over $150 million; (f) for the Growth & Income Portfolio, 0.85% of the first $200 million of net assets and 0.80% of net assets over $200 million, (g) for the S&P 500 Index Portfolio, 0.40% of the first $100 million of net assets, 0.35% of the next $150 million of net assets, and 0.33% of net assets over $250 million; and (h) for the Stellar Portfolio, 1.00% of that Portfolio's net assets. However, as to the Money Market Portfolio, the Advisor is presently waiving any of its fee in excess of 0.25%.

     Under the Investment Advisory Agreement, the Fund authorizes ONI to retain sub-advisors for the International, Capital Appreciation, Small Cap, Global Contrarian, Aggressive Growth, Core Growth, Growth & Income, Strategic Income, Stellar and Relative Value Portfolios, subject to the approval of the Fund's Board of Directors. ONI has entered into Sub-Advisory Agreements with Societe Generale Asset Management Corp. ("SGAM"), T. Row Price Associates, Inc. ("TRPA"), Founders Asset Management, Inc. ("FAM"), Strong Capital Management, Inc. ("SCM"), Pilgrim Baxter & Associates, Ltd. ("PBA"), Robertson Stephens Investment Management, L.P. ("RSIM"), and Star Bank, N.A. ("Star"), respectively, to manage the investment and reinvestment of those Portfolios' assets, subject to the supervision of ONI. As compensation for their services, (a) SGAM receives from ONI fees at the annual rate of 0.75% of the International and Global Contrarian Portfolios' average daily net assets during the quarter for which the fee is paid, (b) TRPA receives from ONI a fee at an annual rate of 0.70% of the first $5 million, and 0.50% over average daily net asset value in excess of $5 million, of the Capital Appreciation Portfolio, (c) FAM receives from ONI a fee at an annual rate of 0.65% of the first $75 million, 0.60% of the next $75 million, and 0.55% of the average daily net asset value in excess of $150 million of the Small Cap Portfolio; (d) SCM receives from ONI a fee at an annual rate of 0.70% of the first $50 million, and 0.50% of average daily net asset value in excess of $50 million of the Aggressive Growth Portfolio; (e) PBA receives from ONI a fee at an annual rate of 0.75% of the first $50 million, 0.70% of the next $100 million, and 0.50% of average daily net assets in excess of $150 million of the Core Growth Portfolio:
     (f) RSIM receives from ONI a fee at an annual rate of 0.60% of the first $100 million, 0.55% of the next $100 million, and 0.50% of average daily net assets in excess of $200 million of the Growth & Income Portfolio; and
     (g) Star receives from ONI fees at an annual rate of (i) 0.55% of the first $50 million and 0.50% of average daily net assets in excess of $50 million of the Strategic Income Portfolio, (ii) 0.75% of the $50 million and 0.70% of average daily net assets in excess of $50 million of the Stellar Portfolio and (iii) 0.65% of the first $50 million and 0.60% of average daily net assets in excess of $50 million of the Relative Value Portfolio.

     Each director who is not an officer of the Fund or an employee of ONI or its corporate affiliates is paid a quarterly retainer fee of $2,000 plus $400 for each meeting attended.

     OHIO NATIONAL FUND, INC.
     NOTES TO FINANCIAL STATEMENTS (CONTINUED)
     June 30, 1997 (Unaudited)

     The Fund's transfer agent and dividend paying agent is American Data Services, Inc., 24 West Carver Street, Huntington, New York. The Fund's custodian for those portfolios other than the International and Global Contrarian Portfolios is Star Bank, N.A., 425 Walnut Street, Cincinnati. Ohio. The custodian for the International and Global Contrarian Portfolios is Investors Fiduciary Trust Company, 127 West Tenth Street, Kansas City, Missouri. For International and Global Contrarian Portfolio assets held outside the United States, Star Bank and Investors Fiduciary Trust Company enter into subcustodial agreements, subject to approval by the Board of Directors.

(4)  CAPITAL SHARE TRANSACTIONS
     Capital share transactions for the six months ended June 30, 1997 were as follows:

                                           EQUITY                    MONEY MARKET                      BOND
                                           ------                    ------------                      ----
                                    6-30-97         1996         6-30-97         1996          6-30-97        1996
                                    -------         ----         -------         ----          -------        ----
Capital shares
  issued on sales ...............    686,451     1,251,722     1,775,453     2,854,453       431,089       654,067
Capital shares issued
  on reinvested dividends .......    151,582       296,586        61,028        97,983        96,678       118,018
Capital shares redeemed..........    457,775       488,195     2,145,470     1,972,882       549,036       469,144


                                              OMNI                  INTERNATIONAL            CAPITAL APPRECIATION
                                              ----                  -------------            --------------------
                                     6-30-97        1996        6-30-97          1996       6-30-97          1996
                                     -------        ----        -------          ----       -------          ----
Capital shares
  issued on sales ...............    959,585     1,421,502     1,564,348     2,498,593       688,990     1,370,341
Capital shares issued
  on reinvested dividends .......    236,924       312,746       700,650       437,139       139,039       137,455
Capital shares redeemed .........    431,878       461,070       742,926       372,436       116,115       158,593


                                          SMALL CAP              GLOBAL CONTRARIAN            AGGRESSIVE GROWTH
                                          ---------              -----------------            -----------------
                                     6-30-97        1996        6-30-97          1996       6-30-97          1996
                                     -------        ----        -------          ----       -------          ----
Capital shares
  issued on sales ...............    557,854     1,175,931       273,400       694,759       374,490       849,211
Capital shares issued
  on reinvested dividends .......          0        35,538        51,370        22,442        17,669       124,213
Capital shares redeemed .........     99,999        89,525        99,172       158,086       105,086       114,532


                                      CORE        GROWTH &                      SOCIAL      STRATEG.                    RELATIVE
                                     GROWTH        INCOME        S&P 500        AWARE.       INCOME        STELLAR        VALUE
                                     ------        ------        -------        ------       ------        -------        -----
Capital shares
  issued on sales ...............    776,996       570,565       880,072       222,776       218,734       231,790       294,650
Capital shares issued
  on reinvested dividends .......        419         2,613         6,671           398         7,255         3,064         1,442
Capital shares redeemed .........     82,728        35,011        54,003         2,133         1,849         4,435         5,380

     The Fund is authorized to issue 250,000,000 of its capital shares. 20,000,000 shares each have been allocated to the Equity and Omni Portfolios, and 10,000,000 are allocated to each of the other portfolios. The remaining 70,000,000 are unallocated at this time.

     OHIO NATIONAL FUND, INC.
     NOTES TO FINANCIAL STATEMENTS (CONTINUED)
     June 30, 1997 (Unaudited)

(5)  COMMITMENTS

     As of June 30, 1997, the International and Global Contrarian Portfolios had entered into forward currency contracts, as set forth below, summarized by currency:

                             INTERNATIONAL PORTFOLIO

   SETTLE       CURRENCY TO BE DELIVERED        U.S. $ VAL.       CURRENCY TO BE RECEIVED     U.S. $ VAL.         UNREALIZED
    DATES       AMOUNT             TYPE         AT 06/30/97        AMOUNT         TYPE        AT 06/30/97      GAIN        LOSS
    -----       ------             ----         -----------        ------         ----        -----------      ----        ----
  09/10/97           54,000    Swiss Franc            37,303         37,386    U.S. Dollar          37,386           83
  01/08/98        7,706,000    Swiss Franc         5,399,762      5,421,479    U.S. Dollar       5,421,479       43,567   (21,850)
  09/17/97        1,127,000   Deutsche Mark          650,149        667,767    U.S. Dollar         667,767       17,618
  09/17/97          666,133    U.S. Dollar           666,133      1,127,000   Deutsche Mark        650,149                (15,984)
  01/15/98       12,089,000   Deutsche Mark        7,036,466      7,230,258    U.S. Dollar       7,230,258      193,792
  01/15/98          269,262    U.S. Dollar           269,262        457,000   Deutsche Mark        265,999                 (3,263)
  08/08/97       61,180,000    French Franc       10,436,533     11,583,644    U.S. Dollar      11,583,644    1,147,111
  08/08/97          455,392    U.S. Dollar           455,392      2,655,000   French Franc         452,909                 (2,483)
  01/22/98       15,027,000    French Franc        2,592,829      2,680,150    U.S. Dollar       2,680,150       87,321
  09/24/97    1,094,900,000    Japanese Yen        9,679,102      9,684,024    U.S. Dollar       9,684,024        4,922
  01/29/98      246,050,000    Japanese Yen        2,215,669      2,205,787    U.S. Dollar       2,205,787                 (9,882)
  10/03/97        2,594,000   New Zld Dollar       1,769,757      1,759,358    U.S. Dollar       1,759,358        4,114   (14,513)
                                               --------------                                 ------------- ------------ ----------

                                                  41,208,357                                    42,638,910    1,498,528   (67,975)
                                                                                              ============= ============ ==========

                           GLOBAL CONTRARIAN PORTFOLIO

   SETTLE      CURRENCY TO BE DELIVERED        U.S. $ VAL.       CURRENCY TO BE RECEIVED      U.S. $ VAL.         UNREALIZED
    DATES      AMOUNT            TYPE          AT 06/30/97       AMOUNT          TYPE         AT 06/30/97      GAIN        LOSS
    -----      ------            ----          -----------       ------          ----         -----------      ----        ----
  01/08/98          34,000    Swiss Franc             23,825        23,690    U.S. Dollar           23,690                  (135)
  01/15/98         220,000   Deutsche Mark           128,052       131,595    U.S. Dollar          131,595        3,543
  01/15/98         129,465    U.S. Dollar            129,465       220,000   Deutsche Mark         128,052                (1,413)
  08/08/97       1,896,000   French Franc            323,434       361,570    U.S. Dollar          361,570       38,136
  08/08/97          24,310    U.S. Dollar             24,310       140,000   French Franc           23,882                  (428)
  09/24/97      34,400,000   Japanese Yen            304,102       304,257    U.S. Dollar          304,257          155
  09/24/97          59,431    U.S. Dollar             59,431     6,795,000   Japanese Yen           60,069          638
  01/08/98         125,000   Dutch Guilder            64,579        65,329    U.S. Dollar           65,328          749
                                             ----------------                                -------------- ------------ ---------

                                                   1,057,198                                     1,098,443       43,221   (1,976)
                                             ================                                ============== ============ =========